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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08415

     Evergreen Fixed Income Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semi-annual filing for five of its series, Evergreen High Yield Bond Fund, Evergreen Institutional Mortgage Portfolio Fund, Evergreen U.S. Government Fund, Evergreen Diversified Bond Fund and Evergreen Strategic Income Fund, for the six months ended October 31, 2006. These five series have an April 30 fiscal year end.

Date of reporting period: October 31, 2006

Item 1 - Reports to Stockholders.

Evergreen High Yield Bond Fund

Evergreen

HIGH YIELD BOND FUND

Semiannual Report
as of October 31, 2006

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
6	FUND AT A GLANCE
8	ABOUT YOUR FUND’S EXPENSES
9	FINANCIAL HIGHLIGHTS
13	SCHEDULE OF INVESTMENTS
21	STATEMENT OF ASSETS AND LIABILITIES
22	STATEMENT OF OPERATIONS
23	STATEMENTS OF CHANGES IN NET ASSETS
24	NOTES TO FINANCIAL STATEMENTS
31	ADDITIONAL INFORMATION
40	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

December 2006

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the semi-annual report for the Evergreen High Yield Bond Fund, covering the six-month period ended October 31, 2006.

Domestic capital markets, both equity and fixed income, faced a wide range of sometimes inconsistent influences during the past six months. In the first two months of the period, investors worried about rapidly rising oil and commodity prices and the effects of the Federal Reserve Board’s persistent efforts to raise short-term interest rates to slow the economy. However, in the final four months, declining oil and commodity prices offered more encouragement to investors willing to take on risk, especially after the Federal Reserve paused in its cycle of credit tightening. Throughout the period, investors warily watched for signs that specific pockets of weakness might lead to a deceleration of growth in the general economy.

Evidence of economic deceleration did appear in the second and third quarters of 2006 — a year which began with a particularly robust rise in Gross Domestic Product (GDP) of more than 5% in the first quarter. GDP growth then slowed to annualized rates of approximately 2.5% and an estimated 2.2% in the second and third quarters, respectively, with weakening most evident in the housing and automotive industries. Yet healthy

1

LETTER TO SHAREHOLDERS continued

growth levels in personal consumption and business investment enabled demand to grow at more historically average rates, enabling the overall economy to absorb the problems in the housing and automobile areas. In addition, energy prices fell dramatically in the waning months of the fiscal period, boosting consumer confidence and raising hopes for lower inflation in the months ahead. However, officials at the Federal Reserve indicated they continued to be concerned about the possibility of rising inflationary pressures.

Over the six-month period, the domestic fixed income market delivered generally positive results, with high-yield corporate debt maintaining a performance edge over investment grade securities, including government bonds.

In managing Evergreen’s fixed income funds, managers focused on interest rate changes, particularly in higher-grade portfolios including the Evergreen Institutional Mortgage Portfolio, the Evergreen U.S. Government Fund and the Evergreen Core Bond Fund. The teams managing the Evergreen High Yield Bond Fund and the Evergreen Select High Yield Bond Fund paid particularly close attention to credit analysis, analyzing factors such as cash flow and corporations’ abilities to meet their debt obligations. Managers of more diversified funds, including the Evergreen Diversified Bond Fund and the Evergreen Strategic Income Fund, also considered factors such as interest rate expectations and yield spreads in making allocations to different sectors within the fixed income market.

2

LETTER TO SHAREHOLDERS continued

As always, we encourage investors to maintain diversified investment portfolios, including allocations to fixed income funds, in pursuit of their long-term investment goals.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Notice to Shareholders:

Effective October 1, 2006, Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, became the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

Notification of Investment Strategy Change:

Effective February 1, 2007, the Fund may, but will not necessarily, use a variety of derivative instruments, such as futures contracts, options, and swaps, including, for example, index futures, Treasury futures, Eurodollar futures, interest rate swap agreements, credit default swaps, and total return swaps. The Fund may use derivatives both for hedging and non-hedging purposes, including for purposes of enhancing returns. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with other types of investments. For example, the use of derivatives involves the risk of loss due to the failure of another party to the contract (typically referred to as a “counterparty”) to make required payments or otherwise to comply with the contract’s terms. Derivative transactions can create investment leverage and may be highly volatile and may be illiquid or difficult to price. Derivatives are highly specialized instruments, and involve the risk that an investment adviser may not accurately predict the performance of a derivative under all market conditions. When the Fund uses a derivative instrument, it could lose more than the principal amount invested. The various derivative instruments that the Fund may use may change from time to time as new derivative products become available to the Fund. More information about derivatives and the risks associated with them can be found in the Fund’s prospectus and statement of additional information, which may be obtained by calling 1.800.343.2898 or visiting our website at EvergreenInvestments.com.

4

Notice to Shareholders:

The Fund’s prospectus has been amended to make the following change to the Fund’s short-term trading policy effective April 2, 2007:

To limit the negative effects of short-term trading on the Fund, the Fund’s Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen Fund, that investor is “blocked” from purchasing shares of the Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short- term trading policy does not apply to:

Money market funds;

Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;

Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;

Rebalancing transactions within certain asset allocation or “wrap” programs where Evergreen or the financial intermediary is able to identify the transaction as part of a firm-approved asset allocation program;

Purchases by a “fund of funds” into the underlying fund vehicle and purchases by 529 Plans:

Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and

Purchases below $5,000 (including purchases that are a part of an exchange transaction).

There are certain limitations on the Fund’s ability to detect and prevent short- term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have immediate access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund’s short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The Fund will use reasonable diligence to confirm that such intermediary is applying the Fund’s short-term trading policy or an acceptable alternative. Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. It is possible that excessive short-term trading or trading in violation of the Fund’s trading restrictions may occur despite the Fund’s efforts to prevent them.

Effective April 2, 2007, the “Reinstatement Privileges” described in the Fund’s prospectus are eliminated.

5

FUND AT A GLANCE

as of October 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Sub-Advisor:

• Tattersall Advisory Group, Inc.

Portfolio Manager:

• Gary Pzegeo, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2006.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 9/11/1935

	Class A	Class B	Class C	Class I
Class inception date	1/20/1998	9/11/1935	1/21/1998	4/14/1998

Nasdaq symbol	EKHAX	EKHBX	EKHCX	EKHYX

6-month return with sales charge	-1.69%	-1.99%	1.99%	N/A

6-month return w/o sales charge	3.36%	2.99%	2.99%	3.51%

Average annual return*

1-year with sales charge	2.49%	1.71%	5.71%	N/A

1-year w/o sales charge	7.46%	6.71%	6.71%	7.77%

5-year	7.69%	7.69%	7.98%	9.06%

10-year	5.52%	5.36%	5.36%	6.27%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Classes A and I have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

6

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen High Yield Bond Fund Class A shares versus a similar investment in the Merrill Lynch High Yield Master Index† (MLHYMI) and the Consumer Price Index (CPI).

The MLHYMI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

† Copyright 2006. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of October 31, 2006, and subject to change.

7

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2006 to October 31, 2006.

The example illustrates your fund’s costs in two ways:

  Actual expenses
  The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
  Hypothetical example for comparison purposes
  The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	5/1/2006	10/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,033.63	$ 5.43
Class B	$ 1,000.00	$ 1,029.91	$ 9.16
Class C	$ 1,000.00	$ 1,029.91	$ 9.16
Class I	$ 1,000.00	$ 1,035.09	$ 4.05
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.86	$ 5.40
Class B	$ 1,000.00	$ 1,016.18	$ 9.10
Class C	$ 1,000.00	$ 1,016.18	$ 9.10
Class I	$ 1,000.00	$ 1,021.22	$ 4.02

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.06% for Class A, 1.79% for Class B, 1.79% for Class C and 0.79% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended April 30,
	October 31, 2006
CLASS A	(unaudited)	2006	2005	2004	2003	2002[1]

Net asset value, beginning of period	$ 3.31	$ 3.32	$ 3.43	$ 3.30	$ 3.29	$ 3.39

Income from investment operations
Net investment income (loss)	0.12	0.23	0.24	0.25	0.27[2]	0.27
Net realized and unrealized gains or losses on investments	(0.01)	0	(0.10)	0.14	0.01	(0.09)

Total from investment operations	0.11	0.23	0.14	0.39	0.28	0.18

Distributions to shareholders from
Net investment income	(0.12)	(0.24)	(0.25)	(0.26)	(0.27)	(0.28)

Net asset value, end of period	$ 3.30	$ 3.31	$ 3.32	$ 3.43	$ 3.30	$ 3.29

Total return[3]	3.36%	7.01%	4.14%	12.25%	9.42%	5.77%

Ratios and supplemental data
Net assets, end of period (thousands)	$352,463	$388,523	$467,714	$530,526	$484,346	$321,830
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.06%[4]	1.04%	1.04%	1.01%	1.11%	1.19%
Expenses excluding waivers/reimbursements
and expense reductions	1.09%[4]	1.05%	1.04%	1.02%	1.11%	1.21%
Net investment income (loss)	7.02%[4]	6.95%	7.16%	7.42%	8.70%	8.27%
Portfolio turnover rate	29%	67%	65%	71%	80%	138%

1 As required, effective May 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on its fixed-income securities . The effects of this change for the year ended April 30, 2002 were a decrease in net investmen t income per share of $0.00; an increase in net realized gains or losses per share of $0.00; and a decrease to the ratio of net investment income to average net assets of 0.13%.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended April 30,
	October 31, 2006
CLASS B	(unaudited)	2006	2005	2004	2003	2002[1]

Net asset value, beginning of period	$ 3.31	$ 3.32	$ 3.43	$ 3.30	$ 3.29	$ 3.39

Income from investment operations
Net investment income (loss)	0.10	0.21[2]	0.22	0.23[2]	0.25[2]	0.24[2]
Net realized and unrealized gains or losses on investments	0	(0.01)[3]	(0.10)	0.14	0.01	(0.08)

Total from investment operations	0.10	0.20	0.12	0.37	0.26	0.16

Distributions to shareholders from
Net investment income	(0.11)	(0.21)	(0.23)	(0.24)	(0.25)	(0.26)

Net asset value, end of period	$ 3.30	$ 3.31	$ 3.32	$ 3.43	$ 3.30	$ 3.29

Total return[3]	2.99%	6.27%	3.42%	11.46%	8.61%	4.98%

Ratios and supplemental data
Net assets, end of period (thousands)	$159,001	$176,663	$211,950	$247,741	$173,002	$54,537
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.79%[4]	1.75%	1.74%	1.72%	1.84%	1.92%
Expenses excluding waivers/reimbursements
and expense reductions	1.79%[4]	1.75%	1.74%	1.72%	1.84%	1.95%
Net investment income (loss)	6.30%[4]	6.25%	6.46%	6.71%	7.99%	7.49%
Portfolio turnover rate	29%	67%	65%	71%	80%	138%

1 As required, effective May 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on its fixed-income securities . The effects of this change for the year ended April 30, 2002 were a decrease in net investmen t income per share of $0.01; an increase in net realized gains or losses per share of $0.01; and a decrease to the ratio of net investment income to average net assets of 0.13%.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended April 30,
	October 31, 2006
CLASS C	(unaudited)	2006	2005	2004	2003	2002[1]

Net asset value, beginning of period	$ 3.31	$ 3.32	$ 3.43	$ 3.30	$ 3.29	$ 3.39

Income from investment operations
Net investment income (loss)	0.10	0.21	0.22	0.23	0.25[2]	0.26
Net realized and unrealized gains or losses on investments	0	(0.01)[3]	(0.10)	0.14	0.01	(0.10)

Total from investment operations	0.10	0.20	0.12	0.37	0.26	0.16

Distributions to shareholders from
Net investment income	(0.11)	(0.21)	(0.23)	(0.24)	(0.25)	(0.26)

Net asset value, end of period	$ 3.30	$ 3.31	$ 3.32	$ 3.43	$ 3.30	$ 3.29

Total return[4]	2.99%	6.27%	3.42%	11.46%	8.61%	4.98%

Ratios and supplemental data
Net assets, end of period (thousands)	$175,707	$201,975	$281,810	$381,525	$290,914	$105,753
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.79%[5]	1.75%	1.74%	1.72%	1.85%	1.93%
Expenses excluding waivers/reimbursements
and expense reductions	1.79%[5]	1.75%	1.74%	1.72%	1.85%	1.95%
Net investment income (loss)	6.30%[5]	6.25%	6.47%	6.72%	7.98%	7.52%
Portfolio turnover rate	29%	67%	65%	71%	80%	138%

1 As required, effective May 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on its fixed-income securities . The effects of this change for the year ended April 30, 2002 were a decrease in net investmen t income per share of $0.00; an increase in net realized gains or losses per share of $0.00; and a decrease to the ratio of net investment income to average net assets of 0.13%.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio .

4 Excluding applicable sales charges

5 Annualized

See Notes to Financial Statements

11

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended April 30,
	October 31, 2006
CLASS I1	(unaudited)	2006	2005	2004	2003	2002[2]

Net asset value, beginning of period	$ 3.31	$ 3.32	$ 3.43	$ 3.30	$ 3.29	$ 3.39

Income from investment operations
Net investment income (loss)	0.12	0.24	0.26	0.26	0.28[3]	0.29
Net realized and unrealized gains or losses on investments	(0.01)	0	(0.11)	0.14	0.01	(0.10)

Total from investment operations	0.11	0.24	0.15	0.40	0.29	0.19

Distributions to shareholders from
Net investment income	(0.12)	(0.25)	(0.26)	(0.27)	(0.28)	(0.29)

Net asset value, end of period	$ 3.30	$ 3.31	$ 3.32	$ 3.43	$ 3.30	$ 3.29

Total return	3.51%	7.33%	4.45%	12.58%	9.69%	6.04%

Ratios and supplemental data
Net assets, end of period (thousands)	$43,336	$50,365	$60,412	$37,894	$49,370	$10,011
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.79%[4]	0.75%	0.74%	0.72%	0.84%	0.92%
Expenses excluding waivers/reimbursements
and expense reductions	0.79%[4]	0.75%	0.74%	0.72%	0.84%	0.94%
Net investment income (loss)	7.29%[4]	7.23%	7.46%	7.73%	9.05%	8.53%
Portfolio turnover rate	29%	67%	65%	71%	80%	138%

1 Effective at the close of business on May 11, 2001, Class Y shares were renamed as Class I shares.

2 As required, effective May 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on its fixed-income securities . The effects of this change for the year ended April 30, 2002 were a decrease in net investmen t income per share of $0.00; an increase in net realized gains or losses per share of $0.00; and a decrease to the ratio of net investment income to average net assets of 0.13%.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Annualized

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS

October 31, 2006 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS 86.1%
CONSUMER DISCRETIONARY 24.2%
Auto Components 2.2%
Accuride Corp., 8.50%, 02/01/2015	$ 4,750,000	$ 4,631,250
American Axle & Manufacturing Holdings, Inc., 5.25%, 02/11/2014 (p)	10,000,000	8,425,000
ArvinMeritor, Inc., 6.80%, 02/15/2009	543,000	524,674
Goodyear Tire & Rubber Co., 9.00%, 07/01/2015 (p)	2,000,000	2,032,500

		15,613,424

Automobiles 1.2%
Ford Motor Co.:
5.80%, 01/12/2009	1,225,000	1,170,658
7.45%, 07/16/2031 (p)	3,000,000	2,366,250
General Motors Corp., 8.375%, 07/15/2033 (p)	6,000,000	5,370,000

		8,906,908

Diversified Consumer Services 1.5%
Education Management Corp., 8.75%, 06/01/2014 144A	2,100,000	2,163,000
Service Corporation International, 8.00%, 06/15/2017 144A	9,000,000	8,730,000

		10,893,000

Hotels, Restaurants & Leisure 4.2%
Festival Fun Parks, LLC, 10.875%, 04/15/2014	3,750,000	3,703,125
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010 (p)	7,000,000	7,525,000
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	5,500,000	5,307,500
Las Vegas Sands Corp., 6.375%, 02/15/2015 (p)	4,070,000	3,846,150
Mandalay Resort Group, Ser. B, 10.25%, 08/01/2007	6,000,000	6,202,500
Pokagon Gaming Authority, 10.375%, 06/15/2014 144A	3,800,000	4,094,500

		30,678,775

Household Durables 1.1%
Jarden Corp., 9.75%, 05/01/2012 (p)	3,570,000	3,793,125
Libbey, Inc., FRN, 12.44%, 06/01/2011 144A	4,000,000	4,260,000

		8,053,125

Media 8.3%
Cablevision Systems Corp., Ser. B, 8.00%, 04/15/2012	7,521,000	7,342,376
CCH I, LLC, 11.00%, 10/01/2015	4,700,000	4,553,125
Cinemark USA, Inc., 9.00%, 02/01/2013	2,440,000	2,552,850
Dex Media East, LLC, 9.875%, 11/15/2009	6,000,000	6,337,500
Houghton Mifflin Co.:
8.25%, 02/01/2011	5,000,000	5,175,000
FRN, 12.03%, 05/15/2011 144A	5,000,000	5,300,000
Lamar Media Corp., 6.625%, 08/15/2015	8,675,000	8,393,063
Mediacom Broadband, LLC, 8.50%, 10/15/2015 144A	3,000,000	3,011,250
Mediacom Communications Corp., 9.50%, 01/15/2013 (p)	11,250,000	11,601,562
Paxson Communications Corp., FRN, 11.62%, 01/15/2013 144A	5,500,000	5,534,375
Sirius Satellite Radio, Inc., 9.625%, 08/01/2013 (p)	1,068,000	1,046,640

		60,847,741

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Multi-line Retail 0.5%
Neiman Marcus Group, Inc., 9.00%, 10/15/2015	$ 3,500,000	$ 3,771,250

Specialty Retail 3.2%
Baker & Taylor, Inc., 11.50%, 07/01/2013 144A	4,500,000	4,522,500
Linens ‘n Things, Inc., 11.00%, 01/15/2014 (p)	4,000,000	3,940,000
Michaels Stores, Inc.:
10.00%, 11/01/2014 144A	2,500,000	2,515,625
11.375%, 11/01/2016 144A (p)	1,850,000	1,861,563
Payless ShoeSource, Inc., 8.25%, 08/01/2013	6,500,000	6,662,500
United Auto Group, Inc., 9.625%, 03/15/2012	3,650,000	3,864,437

		23,366,625

Textiles, Apparel & Luxury Goods 2.0%
Levi Strauss & Co., 9.75%, 01/15/2015 (p)	3,650,000	3,887,250
Oxford Industries, Inc., 8.875%, 06/01/2011	4,000,000	4,125,000
Unifi, Inc., 11.50%, 05/15/2014 144A	3,500,000	3,307,500
Warnaco Group, Inc., 8.875%, 06/15/2013	3,000,000	3,150,000

		14,469,750

ENERGY 13.0%
Energy Equipment & Services 2.1%
Dresser-Rand Group, Inc., 7.375%, 11/01/2014	4,154,000	4,128,037
GulfMark Offshore, Inc., 7.75%, 07/15/2014 (p)	3,025,000	3,055,250
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	5,575,000	5,219,594
Parker Drilling Co., 9.625%, 10/01/2013 (p)	2,830,000	3,091,775

		15,494,656

Oil, Gas & Consumable Fuels 10.9%
ANR Pipeline Co., 8.875%, 03/15/2010	1,650,000	1,741,563
Chesapeake Energy Corp., 6.875%, 01/15/2016	9,145,000	9,122,138
Clayton Williams Energy, Inc., 7.75%, 08/01/2013	5,450,000	5,054,875
El Paso Corp.:
7.75%, 06/01/2013	7,755,000	7,987,650
7.875%, 06/15/2012 (p)	10,000,000	10,475,000
Encore Acquisition Co., 6.25%, 04/15/2014	9,250,000	8,648,750
Exco Resources, Inc., 7.25%, 01/15/2011	8,650,000	8,368,875
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	4,400,000	4,642,000
Peabody Energy Corp.:
5.875%, 04/15/2016	4,275,000	4,039,875
6.875%, 03/15/2013	2,380,000	2,427,600
Plains Exploration & Production Co.:
7.125%, 06/15/2014	1,445,000	1,556,988
8.75%, 07/01/2012 (p)	2,730,000	2,914,275
Targa Resources, Inc., 8.50%, 11/01/2013 144A	4,500,000	4,511,250
Williams Cos., 8.125%, 03/15/2012 (p)	7,250,000	7,811,875

		79,302,714

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
FINANCIALS 9.0%
Consumer Finance 5.9%
CCH II Capital Corp., 10.25%, 09/15/2010	$ 8,250,000	$ 8,559,375
Ford Motor Credit Co., 5.70%, 01/15/2010 (p)	3,350,000	3,104,572
General Motors Acceptance Corp., 6.875%, 08/28/2012	11,275,000	11,318,657
NXP Funding, LLC, 7.875%, 10/15/2014 144A	5,500,000	5,610,000
Qwest Capital Funding, Inc., 6.50%, 11/15/2018	10,500,000	9,660,000
Terra Capital, Inc., 11.50%, 06/01/2010	4,750,000	5,177,500

		43,430,104

Real Estate Investment Trusts 3.1%
Host Marriott Corp.:
Ser. G, 9.25%, 10/01/2007	4,000,000	4,140,000
Ser. J, 7.125%, 11/01/2013	4,000,000	4,065,000
Omega Healthcare Investors, Inc.:
7.00%, 04/01/2014	4,450,000	4,477,812
7.00%, 01/15/2016	3,850,000	3,854,813
Thornburg Mortgage, Inc., 8.00%, 05/15/2013	6,325,000	6,261,750

		22,799,375

HEALTH CARE 0.9%
Health Care Providers & Services 0.9%
HCA, Inc., 6.375%, 01/15/2015	5,955,000	4,778,888
HealthSouth Corp., 10.75%, 06/15/2016 144A (p)	2,000,000	2,060,000

		6,838,888

INDUSTRIALS 8.1%
Aerospace & Defense 0.7%
DRS Technologies, Inc., 7.625%, 02/01/2018	5,000,000	5,137,500

Air Freight & Logistics 0.9%
PHI, Inc., 7.125%, 04/15/2013 144A	7,000,000	6,650,000

Commercial Services & Supplies 0.5%
West Corp., 11.00%, 10/15/2016 144A	3,750,000	3,778,125

Machinery 2.8%
Case New Holland, Inc., 9.25%, 08/01/2011	3,650,000	3,891,812
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013	5,120,000	4,992,000
ITT Corp., 7.375%, 11/15/2015	4,395,000	4,460,925
RBS Global, Inc.:
9.50%, 08/01/2014 144A	4,750,000	4,940,000
11.75%, 08/01/2016 144A	1,900,000	1,985,500

		20,270,237

Marine 0.7%
Horizon Lines, LLC, Sr. Disc. Note, Step Bond, 0.00%, 04/01/2013 †	5,303,000	4,812,473

Road & Rail 1.3%
Avis Rent-A-Car, Inc., 7.75%, 05/15/2016 144A	9,500,000	9,310,000

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Trading Companies & Distributors 1.2%
Ashtead Group plc, 9.00%, 08/15/2016 144A	$ 4,500,000	$ 4,758,750
United Rentals, Inc., 7.00%, 02/15/2014 (p)	4,500,000	4,331,250

		9,090,000

INFORMATION TECHNOLOGY 3.2%
Electronic Equipment & Instruments 0.3%
Compucom Systems, Inc., 12.00%, 11/01/2014 144A	2,500,000	2,528,125

IT Services 1.4%
iPayment, Inc., 9.75%, 05/15/2014 144A	2,850,000	2,942,625
SunGard Data Systems, Inc., 9.125%, 08/15/2013	7,400,000	7,714,500

		10,657,125

Semiconductors & Semiconductor Equipment 0.3%
Spansion, LLC, 11.25%, 01/15/2016 144A (p)	1,850,000	1,933,250

Software 1.2%
Activant Solutions, Inc., 9.50%, 05/01/2016 144A	3,800,000	3,553,000
UGS Capital Corp. II, 10.38%, 06/01/2011 144A	4,750,000	4,928,125

		8,481,125

MATERIALS 11.7%
Chemicals 4.6%
Hexion Specialty Chemicals, Inc., 9.75%, 11/15/2014 144A #	3,500,000	3,508,750
Huntsman International, LLC:
8.375%, 01/01/2015 144A (p)	4,000,000	3,970,000
11.50%, 07/15/2012	6,105,000	6,944,437
Lyondell Chemical Co., 10.50%, 06/01/2013	11,600,000	12,818,000
Tronox Worldwide, LLC, 9.50%, 12/01/2012 (p)	6,150,000	6,380,625

		33,621,812

Containers & Packaging 3.2%
Berry Plastics Corp., 8.875%, 09/15/2014 144A	4,000,000	4,060,000
Crown Americas, Inc., 7.75%, 11/15/2015 (p)	8,000,000	8,250,000
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014 (p)	6,500,000	6,272,500
Smurfit-Stone Container Corp., 8.375%, 07/01/2012	4,500,000	4,410,000

		22,992,500

Metals & Mining 2.5%
Freeport-McMoRan Copper & Gold, Inc., 6.875%, 02/01/2014 (p)	7,050,000	7,050,000
United States Steel Corp., 10.75%, 08/01/2008 (p)	10,526,000	11,394,395

		18,444,395

Paper & Forest Products 1.4%
Bowater, Inc., 6.50%, 06/15/2013 (p)	3,000,000	2,677,500
Verso Paper Holdings, LLC:
9.125%, 08/01/2014 144A	2,250,000	2,295,000
11.375%, 08/01/2016 144A (p)	5,250,000	5,355,000

		10,327,500

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES 6.7%
Diversified Telecommunication Services 2.6%
Consolidated Communications, Inc., 9.75%, 04/01/2012	$ 4,579,000	$ 4,876,635
Level 3 Communications, Inc., 6.375%, 10/15/2015	8,625,000	8,538,750
Qwest Communications International, Inc., 7.875%, 09/01/2011	5,425,000	5,770,844

		19,186,229

Wireless Telecommunication Services 4.1%
Centennial Communications Corp.:
8.125%, 02/01/2014 (p)	4,750,000	4,779,687
10.00%, 01/01/2013 (p)	4,800,000	5,004,000
Cricket Communications, Inc., 9.375%, 11/01/2014 144A (p)	3,500,000	3,587,500
Dobson Communications Corp., 8.875%, 10/01/2013 (p)	3,850,000	3,869,250
Horizon PCS, Inc., 11.375%, 07/15/2012	3,655,000	4,121,012
Metropcs Wireless, Inc., 9.25%, 11/01/2014 144A #	3,200,000	3,244,000
Rural Cellular Corp.:
8.25%, 03/15/2012 (p)	1,170,000	1,209,488
9.75%, 01/15/2010 (p)	3,750,000	3,815,625

		29,630,562

UTILITIES 9.3%
Electric Utilities 4.2%
Mirant North America, LLC, 7.375%, 12/31/2013	6,575,000	6,681,844
NRG Energy, Inc., 7.375%, 02/01/2016	13,675,000	13,863,031
Reliant Energy, Inc., 6.75%, 12/15/2014	10,250,000	9,827,187

		30,372,062

Gas Utilities 1.1%
SEMCO Energy, Inc.:
7.125%, 05/15/2008	3,500,000	3,504,690
7.75%, 05/15/2013	4,500,000	4,531,856

		8,036,546

Independent Power Producers & Energy Traders 4.0%
AES Corp., 7.75%, 03/01/2014 (p)	8,460,000	8,904,150
Dynegy, Inc., 8.375%, 05/01/2016 (p)	12,250,000	12,648,125
Orion Power Holdings, Inc., 12.00%, 05/01/2010	5,100,000	5,814,000
Tenaska, Inc., 7.00%, 06/30/2021 144A	2,083,779	2,073,012

		29,439,287

Total Corporate Bonds (cost $623,094,574)		629,165,188

YANKEE OBLIGATIONS - CORPORATE 6.7%
CONSUMER DISCRETIONARY 1.5%
Media 1.5%
IMAX Corp., 9.625%, 12/01/2010 (p)	7,800,000	7,293,000
National Cable plc, 9.125%, 08/15/2016	3,800,000	4,013,750

		11,306,750

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)

	Principal
	Amount	Value

YANKEE OBLIGATIONS - CORPORATE continued
FINANCIALS 0.7%
Diversified Financial Services 0.7%
Ship Finance International, Ltd., 8.50%, 12/15/2013	$ 4,915,000	$ 4,816,700

MATERIALS 2.0%
Chemicals 0.7%
Ineos Group Holdings plc, 8.50%, 02/15/2016 144A	5,000,000	4,837,500

Metals & Mining 0.8%
Novelis, Inc., FRN, 8.25%, 02/15/2015 144A	5,940,000	5,702,400

Paper & Forest Products 0.5%
Abitibi-Consolidated, Inc., 8.375%, 04/01/2015 (p)	4,250,000	3,724,063

TELECOMMUNICATION SERVICES 2.5%
Diversified Telecommunication Services 0.7%
Nordic Telecom Holdings Co., 8.875%, 05/01/2016 144A	4,750,000	4,999,375

Wireless Telecommunication Services 1.8%
Intelsat, Ltd.:
9.25%, 06/15/2016 144A	3,500,000	3,753,750
11.25%, 06/15/2016 144A	2,600,000	2,843,750
Rogers Wireless, Inc.:
6.375%, 03/01/2014 (p)	2,790,000	2,803,950
9.625%, 05/01/2011	3,475,000	3,952,812

		13,354,262

Total Yankee Obligations - Corporate (cost $48,332,149)		48,741,050

	Shares	Value

COMMON STOCKS 1.0%
CONSUMER DISCRETIONARY 0.2%
Media 0.2%
Charter Communications, Inc., Class A * (p)	425,000	977,500
Comcast Corp., Class A * (p)	17,500	711,725

		1,689,225

MATERIALS 0.5%
Chemicals 0.2%
Huntsman Corp. * +	88,065	1,520,882

Containers & Packaging 0.3%
Smurfit-Stone Container Corp. * (p)	185,000	1,972,100

UTILITIES 0.3%
Electric Utilities 0.3%
Mirant Corp. *	80,000	2,365,600

Total Common Stocks (cost $6,306,723)		7,547,807

See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)

	Shares	Value

WARRANTS 0.0%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
Metricom, Inc., Expiring 02/15/2010 * (h) +	1,500	$ 0

FINANCIALS 0.0%
Diversified Financial Services 0.0%
Asat Finance, LLC, Expiring 11/01/2006 * 144A (h) +	4,000	0

Total Warrants (cost $558,090)		0

	Principal
	Amount	Value

DEBT OBLIGATIONS 2.5%
Blue Grass Energy Corp. Loan, FRN, 10.33%, 12/30/2013	$ 7,000,000	7,071,680
Commonwealth Brands, Inc. Loan, 7.75%, 12/01/2035	4,451,938	4,472,906
Georgia-Pacific Corp. Loan, 8.39%, 12/23/2013	5,000,000	5,057,450
HealthSouth Corp. Loan, 8.58%, 01/16/2011	1,995,000	2,001,065

Total Debt Obligations (cost $18,453,671)		18,603,101

	Shares	Value

SHORT-TERM INVESTMENTS 20.9%
MUTUAL FUND SHARES 20.9%
Evergreen Institutional Money Market Fund ø ##	17,759,437	17,759,437
Navigator Prime Portfolio (pp)	134,644,303	134,644,303

Total Short-Term Investments (cost $152,403,740)		152,403,740

Total Investments (cost $849,148,947) 117.2%		856,460,886
Other Assets and Liabilities (17.2%)		(125,954,221)

Net Assets 100.0%		$ 730,506,665

(p)	All or a portion of this security is on loan.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
†	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.
#	When-issued or delayed delivery security
*	Non-income producing security
+	Security is deemed illiquid and is valued using market quotations when readily available.
(h)	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
(pp)	Represents investment of cash collateral received from securities on loan.

See Notes to Financial Statements

19

SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)

Summary of Abbreviations
FRN Floating Rate Note

The following table shows the percent of total investments (excluding equity positions and collateral from securities on loan) by credit quality based on Moody’s and Standard & Poor’s ratings as of October 31, 2006:
AAA	2.0%
BBB	0.6%
BB	24.2%
B	60.1%
CCC	13.1%

100.0%

The following table shows the percent of total investments (excluding equity positions and collateral from securities on loan)
based on effective maturity as of October 31, 2006:
Less than 1 year	3.5%
1 to 3 year(s)	2.3%
3 to 5 years	13.6%
5 to 10 years	75.6%
10 to 20 years	3.9%
20 to 30 years	1.1%

100.0%

See Notes to Financial Statements

20

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2006 (unaudited)

Assets
Investments in securities, at value (cost $831,389,510) including $132,029,271 of
securities loaned	$ 838,701,449
Investments in affiliated money market fund, at value (cost $17,759,437)	17,759,437

Total investments	856,460,886
Receivable for securities sold	2,399,764
Receivable for Fund shares sold	260,636
Interest receivable	16,433,092
Receivable for securities lending income	19,567
Prepaid expenses and other assets	146,279

Total assets	875,720,224

Liabilities
Dividends payable	1,770,962
Payable for securities purchased	6,705,756
Payable for Fund shares redeemed	1,970,004
Payable for securities on loan	134,644,303
Advisory fee payable	8,651
Distribution Plan expenses payable	160
Due to other related parties	2,259
Accrued expenses and other liabilities	111,464

Total liabilities	145,213,559

Net assets	$ 730,506,665

Net assets represented by
Paid-in capital	$ 866,368,385
Overdistributed net investment income	(4,843,694)
Accumulated net realized losses on investments	(138,329,965)
Net unrealized gains on investments	7,311,939

Total net assets	$ 730,506,665

Net assets consists of
Class A	$ 352,463,011
Class B	159,000,875
Class C	175,706,545
Class I	43,336,234

Total net assets	$ 730,506,665

Shares outstanding (unlimited number of shares authorized)
Class A	106,725,104
Class B	48,145,170
Class C	53,204,033
Class I	13,122,698

Net asset value per share
Class A	$ 3.30
Class A — Offering price (based on sales charge of 4.75%)	$ 3.46
Class B	$ 3.30
Class C	$ 3.30
Class I	$ 3.30

See Notes to Financial Statements

21

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2006 (unaudited)

Investment income
Interest (net of foreign withholding taxes of $838)	$ 29,826,764
Income from affiliate	820,451
Securities lending	309,271
Dividends	27,000

Total investment income	30,983,486

Expenses
Advisory fee	1,643,481
Distribution Plan expenses
Class A	550,396
Class B	831,897
Class C	932,808
Administrative services fee	381,824
Transfer agent fees	756,674
Trustees’ fees and expenses	5,436
Printing and postage expenses	44,765
Custodian and accounting fees	111,112
Registration and filing fees	58,085
Professional fees	17,198
Other	11,545

Total expenses	5,345,221
Less: Expense reductions	(18,268)
Expense reimbursements	(51,447)

Net expenses	5,275,506

Net investment income	25,707,980

Net realized gains on investments	1,527,235
Net change in unrealized gains or losses on investments	(4,866,028)

Net realized and unrealized gains or losses on investments	(3,338,793)

Net increase in net assets resulting from operations	$ 22,369,187

See Notes to Financial Statements

22

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2006		Year Ended
	(unaudited)		April 30, 2006

Operations
Net investment income	$ 25,707,980		$ 62,351,931
Net realized gains or losses on
investments		1,527,235		(8,091,668)
Net change in unrealized gains or
losses on investments		(4,866,028)		9,546,925

Net increase in net assets resulting
from operations		22,369,187		63,807,188

Distributions to shareholders from
Net investment income
Class A		(13,170,929)		(31,245,428)
Class B		(5,371,656)		(12,543,324)
Class C		(6,032,093)		(15,403,177)
Class I		(1,743,791)		(4,575,274)

Total distributions to shareholders		(26,318,469)		(63,767,203)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	4,849,764	15,848,811	24,776,857	83,068,682
Class B	1,497,016	4,890,331	4,135,694	13,808,738
Class C	1,970,393	6,436,634	4,431,167	14,748,116
Class I	1,311,609	4,294,589	9,285,824	31,101,831

		31,470,365		142,727,367

Net asset value of shares issued in
reinvestment of distributions
Class A	2,680,240	8,754,936	6,413,132	21,422,043
Class B	778,753	2,543,768	1,806,924	6,033,111
Class C	947,437	3,094,720	2,451,404	8,188,773
Class I	240,109	784,311	494,768	1,650,619

		15,177,735		37,294,546

Automatic conversion of Class B
shares to Class A shares
Class A	418,845	1,371,678	1,188,644	3,971,959
Class B	(418,845)	(1,371,678)	(1,188,644)	(3,971,959)

		0		0

Payment for shares redeemed
Class A	(18,429,685)	(60,195,508)	(56,163,187)	(187,595,502)
Class B	(7,008,417)	(22,899,325)	(15,347,963)	(51,155,220)
Class C	(10,646,807)	(34,766,661)	(30,896,580)	(102,833,318)
Class I	(3,622,492)	(11,857,030)	(12,796,893)	(42,836,974)

		(129,718,524)		(384,421,014)

Net decrease in net assets resulting
from capital share transactions		(83,070,424)		(204,399,101)

Total decrease in net assets		(87,019,706)		(204,359,116)
Net assets
Beginning of period		817,526,371		1,021,885,487

End of period	$ 730,506,665		$ 817,526,371

Overdistributed net investment income	$ (4,843,694)		$ (1,742,300)

See Notes to Financial Statements

23

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen High Yield Bond Fund (the “Fund”) is a diversified series of Evergreen Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid a fee at an annual rate of 2% of the Fund’s gross investment income plus an amount determined by applying percentage rates to the average daily net assets of the Fund, starting at 0.31% and declining to 0.16% as average daily net assets increase.

Effective October 1, 2006, Tattersall Advisory Group, Inc. (“TAG”), an indirect, wholly-owned subsidiary of Wachovia, became the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended October 31, 2006, EIMC reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $51,447.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

26

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended October 31, 2006, the transfer agent fees were equivalent to an annual rate of 0.20% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended October 31, 2006, EIS received $12,138 from the sale of Class A shares and $275,009 and $1,156 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $212,696,472 and $282,072,374, respectively, for the six months ended October 31, 2006.

During the six months ended October 31, 2006, the Fund loaned securities to certain brokers. At October 31, 2006, the value of securities on loan and the value of collateral (including accrued interest) amounted to $132,029,271 and $134,644,303, respectively.

On October 31, 2006, the aggregate cost of securities for federal income tax purposes was $849,184,902. The gross unrealized appreciation and depreciation on securities based on tax cost was $19,107,554 and $11,831,570, respectively, with a net unrealized appreciation of $7,275,984.

As of April 30, 2006, the Fund had $132,422,905 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2010	2011	2014

$19,168,229	$38,451,200	$57,513,490	$15,936,101	$1,353,885

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of April 30, 2006, the Fund incurred and elected to defer post-October losses of $7,422,177.

27

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended October 31, 2006, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% . During the six months ended October 31, 2006, the Fund had no borrowings.

10. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing

28

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the

29

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

30

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2006, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen High Yield Bond Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

Effective October 1, 2006, certain advisory personnel of EIMC were consolidated at TAG. In connection with the consolidation, the Board of Trustees approved a sub-advisory agreement with TAG. In approving that contract, the Trustees considered the factors described below, that the services previously provided by EIMC to the Fund would be provided by EIMC and TAG going forward, and that there would be no related change in the personnel managing the Fund or in the advisory fees paid by the Fund.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2005. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2005.

In spring 2006, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Lipper. In certain instances, the Trustees formed small

31

ADDITIONAL INFORMATION (unaudited) continued

committees to review individual funds in greater detail. In addition, the Trustees requested information regarding brokerage practices of the funds, information regarding closed-end fund discounts to net asset value, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met in person with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the funds pay investment advisory fees, the total expense ratios of the funds, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Lipper showed the fees paid by each fund and each fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

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ADDITIONAL INFORMATION (unaudited) continued

Where EIMC or its affiliates provide to other clients advisory services that are comparable to the advisory services provided to a fund, the Trustees considered information regarding the rates at which those other clients pay advisory fees. Fees charged by EIMC to those other clients were generally lower than those charged to the funds. EIMC explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds greatly exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of other accounts managed by EIMC and its affiliates.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC and noted that the funds’ transfer agent had received Dalbar’s Mutual Fund Service Award for services provided to shareholders and Dalbar’s Financial Intermediary Service Quality Evaluation Award for services to broker-dealer representatives on a post-sale support basis. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of the funds had recently declined, or were expected to in the near future.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds (other than the closed-end funds) and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the fund. They noted that EIMC formulates and implements an investment program for the fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of each fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

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ADDITIONAL INFORMATION (unaudited) continued

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. They noted that recent enhancements to those functions appeared generally appropriate, but considered that the enhancement process is an on-going one and that they would continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

EIMC noted to the Trustees that EIMC’s high-yield portfolio management team had generally maintained a relatively high-quality bias in that asset class. EIMC reported to the Trustees that, in recent periods, funds with a high-quality bias like the Fund had generally underperformed other investment products investing in lower-quality issuers, contributing substantially to the Fund’s relative underperformance.

In the course of the Trustees’ review of advisory arrangements for the various funds managed exclusively or in part by the high-yield team at EIMC, representatives of EIMC noted that a number of members of the team had recently resigned from EIMC. Representatives of EIMC described the steps that EIMC had taken to continue effective management of the affected funds without interruption, including the steps taken to ensure additional members of the team would be retained and the appointment of a principal portfolio manager of the team with substantial experience in the high-yield space. The Trustees determined that the steps EIMC had taken to date appeared appropriate under the circumstances and approved the continuation of the various advisory agreements in question with the understanding that they would evaluate carefully the capabilities and performance of the high yield team going forward and following the hiring of the additional personnel.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s advisory fees and/or its total expense ratio were higher than many

34

ADDITIONAL INFORMATION (unaudited) continued

or most other mutual funds in the same Lipper peer group. However, in each case, the Trustees determined that the level of fees was not such as to prevent the continuation of the advisory agreement.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

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39

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Vice President and Treasurer, State Street Research & Management Company (investment
Other directorships: None	advice)

Shirley L. Fulton*	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris[2]	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications); Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

40

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[5]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Ms. Norris’ information is as of July 1, 2006, the effective date of her trusteeship.

3 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

4 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

5 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

* Shirley L. Fulton served as Trustee through November 20, 2006.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

41

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $258 billion in assets as of September 30, 2006, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the seventh consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2005, Evergreen was ranked fifth overall out of 38 participating companies.

564355 rv4 12/2006

Evergreen Investments™

MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

564355 rv4 12/2006

Evergreen Institutional Mortgage Portfolio

Evergreen

INSTITUTIONAL MORTGAGE PORTFOLIO

Semiannual Report
as of October 31, 2006

Evergreen Investments™
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
6	FUND AT A GLANCE
8	ABOUT YOUR FUND’S EXPENSES
9	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
24	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

December 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder:

We are pleased to provide the semi-annual report for the Evergreen Institutional Mortgage Portfolio, covering the six-month period ended October 31, 2006.

Domestic capital markets, both equity and fixed income, faced a wide range of sometimes inconsistent influences during the past six months. In the first two months of the period, investors worried about rapidly rising oil and commodity prices and the effects of the Federal Reserve Board’s persistent efforts to raise short-term interest rates to slow the economy. However, in the final four months, declining oil and commodity prices offered more encouragement to investors willing to take on risk, especially after the Federal Reserve paused in its cycle of credit tightening. Throughout the period, investors warily watched for signs that specific pockets of weakness might lead to a deceleration of growth in the general economy.

Evidence of economic deceleration did appear in the second and third quarters of 2006 — a year which began with a particularly robust rise in Gross Domestic Product (GDP) of more than 5% in the first quarter. GDP growth then slowed to annualized rates of approximately 2.5% and an estimated 2.2% in the second and third quarters, respectively, with weakening most evident in the housing and automotive industries. Yet healthy

1

LETTER TO SHAREHOLDERS continued

growth levels in personal consumption and business investment enabled demand to grow at more historically average rates, enabling the overall economy to absorb the problems in the housing and automobile areas. In addition, energy prices fell dramatically in the waning months of the fiscal period, boosting consumer confidence and raising hopes for lower inflation in the months ahead. However, officials at the Federal Reserve indicated they continued to be concerned about the possibility of rising inflationary pressures.

Over the six-month period, the domestic fixed income market delivered generally positive results, with high-yield corporate debt maintaining a performance edge over investment grade securities, including government bonds.

In managing Evergreen’s fixed income funds, managers focused on interest rate changes, particularly in higher-grade portfolios including the Evergreen Institutional Mortgage Portfolio, the Evergreen U.S. Government Fund and the Evergreen Core Bond Fund. The teams managing the Evergreen High Yield Bond Fund and the Evergreen Select High Yield Bond Fund paid particularly close attention to credit analysis, analyzing factors such as cash flow and corporations’ abilities to meet their debt obligations. Managers of more diversified funds, including the Evergreen Diversified Bond Fund and the Evergreen Strategic Income Fund, also considered factors such as interest rate expectations and yield spreads in making allocations to different sectors within the fixed income market.

2

LETTER TO SHAREHOLDERS continued

As always, we encourage investors to maintain diversified investment portfolios, including allocations to fixed income funds, in pursuit of their long-term investment goals.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

Notification of Investment Strategy Change:

Effective February 1, 2007, the Fund may, but will not necessarily, use a variety of derivative instruments, such as futures contracts, options, and swaps, including, for example, index futures, Treasury futures, Eurodollar futures, interest rate swap agreements, credit default swaps, and total return swaps. The Fund may use derivatives both for hedging and non-hedging purposes, including for purposes of enhancing returns. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with other types of investments. For example, the use of derivatives involves the risk of loss due to the failure of another party to the contract (typically referred to as a “counterparty”) to make required payments or otherwise to comply with the contract’s terms. Derivative transactions can create investment leverage and may be highly volatile and may be illiquid or difficult to price. Derivatives are highly specialized instruments, and involve the risk that an investment adviser may not accurately predict the performance of a derivative under all market conditions. When the Fund uses a derivative instrument, it could lose more than the principal amount invested. The various derivative instruments that the Fund may use may change from time to time as new derivative products become available to the Fund. More information about derivatives and the risks associated with them can be found in the Fund’s prospectus and statement of additional information, which may be obtained by calling 1.800.343.2898 or visiting our website at EvergreenInvestments.com.

4

Notice to Shareholders:

• The Fund’s prospectus has been amended to make the following change to the Fund’s short-term trading policy effective April 2, 2007:

To limit the negative effects of short-term trading on the Fund, the Fund’s Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen Fund, that investor is “blocked” from purchasing shares of the Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short-term trading policy does not apply to:

  Money market funds;
  Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;
  Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;
  Rebalancing transactions within certain asset allocation or “wrap” programs where Evergreen or the financial intermediary is able to identify the transaction as part of a firm-approved asset allocation program;
  Purchases by a “fund of funds” into the underlying fund vehicle and purchases by 529 Plans:
  Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and
  Purchases below $5,000 (including purchases that are a part of an exchange transaction).

There are certain limitations on the Fund’s ability to detect and prevent short-term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have immediate access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund’s short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The Fund will use reasonable diligence to confirm that such intermediary is applying the Fund’s short-term trading policy or an acceptable alternative. Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. It is possible that excessive short-term trading or trading in violation of the Fund’s trading restrictions may occur despite the Fund’s efforts to prevent them.

• Effective April 2, 2007, the “Reinstatement Privileges” described in the Fund’s prospectus are eliminated.

5

FUND AT A GLANCE

as of October 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Sub-Advisor:

• Tattersall Advisory Group, Inc.

Portfolio Managers:

• Robert Calhoun, CFA

• Mehmet Camurdan, CFA  Todd C. Kuimjian, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2006.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 6/19/2002
Class I
Class inception date	6/19/2002

Nasdaq symbol	EMSFX

6-month return	4.41%

Average annual return

1-year	5.45%

Since portfolio inception	4.25%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end, please go to EvergreenInvestments.com/fundperformance. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The advisor is reimbursing the fund for a portion of other expenses. Had expenses not been reimbursed, returns would have been lower.

6

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $1,000,000 investment in the Evergreen Institutional Mortgage Portfolio Class I shares versus a similar investment in the Merrill Lynch Mortgage Master Index† (MLMMI) and the Consumer Price Index (CPI).

The MLMMI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates) and through special arrangements entered into on behalf of Evergreen funds with certain financial services firms.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

†Copyright 2006. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of October 31, 2006, and subject to change.

7

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2006 to October 31, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	5/1/2006	10/31/2006	Period*

Actual
Class I	$ 1,000.00	$ 1,044.09	$ 1.03
Hypothetical
(5% return
before expenses)
Class I	$ 1,000.00	$ 1,024.20	$ 1.02

* Expenses are equal to the Fund’s annualized expense ratio (0.20% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended April 30,
	October 31, 2006
CLASS I	(unaudited)	2006	2005	2004	2003[1]

Net asset value, beginning of period	$9.57	$ 9.89	$ 9.89	$ 10.18	$ 10.00

Income from investment operations
Net investment income (loss)	0.24	0.43	0.35	0.35	0.40
Net realized and unrealized gains or losses on investments	0.18	(0.29)	0.10	(0.18)	0.23

Total from investment operations	0.42	0.14	0.45	0.17	0.63

Distributions to shareholders from
Net investment income	(0.25)	(0.46)	(0.45)	(0.45)	(0.40)
Net realized gains	0	0	0	(0.01)	(0.05)

Total distributions to shareholders	(0.25)	(0.46)	(0.45)	(0.46)	(0.45)

Net asset value, end of period	$9.74	$ 9.57	$ 9.89	$ 9.89	$ 10.18

Total return	4.41%	1.45%	4.66%	1.63%	6.45%

Ratios and supplemental data
Net assets, end of period (thousands)	$62,816	$58,552	$45,997	$48,032	$28,423
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.20%[2]	0.20%	0.20%	0.20%	0.12%[2]
Expenses excluding waivers/reimbursements and expense reductions	0.21%[2]	0.21%	0.24%	0.28%	0.45%[2]
Net investment income (loss)	4.98%[2]	4.37%	3.44%	3.33%	4.74%[2]
Portfolio turnover rate	132%	121%	177%	327%	148%

1 For the period from June 19, 2002 (commencement of operations), to April 30, 2003.

2 Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

October 31, 2006 (unaudited)

	Principal
	Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 13.0%
FIXED-RATE 13.0%
FHLMC:
6.90%, 12/01/2010	$545,000	$578,599
6.98%, 10/01/2020	441,600	468,405
FNMA:
4.06%, 06/01/2013 #	588,000	552,131
4.83%, 03/01/2013	666,826	656,932
5.65%, 02/01/2009	235,767	238,469
5.78%, 11/01/2011	787,750	806,983
6.01%, 02/01/2012	322,792	334,168
6.02%, 05/01/2011	452,851	466,857
6.09%, 05/01/2011	536,668	553,072
6.15%, 05/01/2011	225,913	232,985
6.19%, 09/01/2008	446,249	449,904
6.22%, 04/01/2008	513,378	515,452
6.65%, 12/01/2007	221,371	222,143
6.79%, 07/01/2009	91,391	93,980
6.91%, 07/01/2009	278,367	286,947
7.09%, 07/01/2009	275,023	284,707
7.21%, 05/01/2007	134,343	134,044
7.26%, 12/01/2010	277,289	295,937
7.27%, 06/01/2007 - 02/01/2010	711,529	733,899
7.57%, 04/01/2010	247,778	262,512

Total Agency Commercial Mortgage-Backed Securities
(cost $8,488,871)		8,168,126

AGENCY MORTGAGE-BACKED COLLATERALIZED
MORTGAGE OBLIGATIONS 20.8%
FIXED-RATE 20.8%
FHLMC:
Ser. 2656, Class BG, 5.00%, 10/15/2032	840,000	820,038
Ser. 2748, Class LE, 4.50%, 12/15/2017	710,000	688,489
Ser. 2841, Class PC, 5.50%, 07/15/2030	870,000	870,833
Ser. 2856, Class PC, 5.50%, 08/15/2030	565,000	563,481
Ser. 2941, Class XC, 5.00%, 12/15/2030	550,000	539,907
Ser. 3015, Class EM, 5.00%, 10/15/2033	515,000	494,563
Ser. 3072, Class NK, 5.00%, 05/15/2031	407,014	402,616
Ser. 3079, Class MD, 5.00%, 03/15/2034	550,000	528,168
Ser. 3082, Class PJ, 5.00%, 09/15/2034	550,000	527,640
Ser. 3096, Class LD, 5.00%, 01/15/2034	605,000	580,117
Ser. 3098, Class PE, 5.00%, 06/15/2034	550,000	527,828
Ser. 3102, Class PJ, 5.00%, 05/15/2034	300,000	288,385
Ser. 3104, Class QD, 5.00%, 05/15/2034	550,000	528,703
Ser. 3138, Class PC, 5.50%, 06/15/2032	1,325,000	1,318,063
Ser. 3187, Class JA, 5.00%, 02/15/2032	715,223	702,814

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED
MORTGAGE OBLIGATIONS continued
FIXED-RATE continued
FNMA:
Ser. 2001-71, Class QE, 6.00%, 12/25/2016	$294,876	$299,603
Ser. 2004-26, Class PA, 4.50%, 09/25/2025	1,527,129	1,506,725
Ser. 2005-20, Class QE, 5.00%, 10/25/2030	730,000	714,904
Ser. 2005-38, Class QJ, 5.50%, 03/25/2033	600,969	597,827
Ser. 2006-26, Class QC, 5.50%, 02/25/2032	580,000	576,116

Total Agency Mortgage-Backed Collateralized Mortgage Obligations
(cost $12,986,587)		13,076,820

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 39.7%
FIXED-RATE 37.4%
FHLMC:
4.50%, 04/01/2035	1,208,350	1,134,543
5.00%, 04/01/2021 - 12/01/2035	3,766,955	3,658,213
6.50%, 09/01/2019	521,442	532,910
FNMA:
4.50%, 04/01/2019	368,707	357,184
5.43%, 04/01/2036	645,226	638,916
5.46%, 01/01/2036	803,168	802,555
5.50%, 02/01/2035 - 09/01/2035	4,403,046	4,358,207
5.51%, 02/01/2036 - 03/01/2036	1,275,578	1,268,579
5.87%, 07/01/2036	696,542	699,789
5.94%, 11/01/2036	575,000	583,418
7.00%, 05/01/2032	69,125	71,362
7.50%, 11/01/2029 - 12/01/2029	24,863	25,972
FNMA 15 year, 5.00%, TBA #	3,435,000	3,383,475
FNMA 30 year:
5.50%, TBA #	645,000	637,542
6.00%, TBA #	5,105,000	5,136,906
GNMA, 5.50%, 07/20/2030	222,904	224,262

		23,513,833

FLOATING-RATE 2.3%
FHLMC, 5.33%, 12/01/2035	539,178	537,512
FNMA:
5.33%, 09/01/2035	384,455	380,558
5.48%, 01/01/2036	493,346	490,553

		1,408,623

Total Agency Mortgage-Backed Pass Through Securities
(cost $24,950,906)		24,922,456

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)

	Principal
	Amount	Value

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED
MORTGAGE OBLIGATIONS 1.4%
FNMA, Ser. 2003-W19, Class 1A5, 5.50%, 11/25/2033 (cost $949,443)	$911,436	$906,378
ASSET-BACKED SECURITIES 2.1%
Deutsche Securities, Inc.:
Ser. 2005-3, Class 4A5, 5.25%, 06/25/2035	190,000	188,042
Ser. 2006-AB2, Class A3, 6.27%, 06/25/2036	575,000	583,981
Morgan Stanley Mtge. Trust, Ser. 2006-2, Class 5A3, 5.50%, 02/25/2036	290,000	282,453
Vanderbilt Mtge. & Fin., Inc., Ser. 2002-B, Class A3, 4.70%, 10/17/2018	259,069	257,294

Total Asset-Backed Securities (cost $1,307,009)		1,311,770

COMMERCIAL MORTGAGE-BACKED SECURITIES 13.3%
FIXED-RATE 13.3%
Banc of America Comml. Mtge. Securities, Inc.:
Ser. 2004-1, Class A4, 4.76%, 11/10/2039	535,000	519,635
Ser. 2004-4, Class A6, 4.88%, 07/10/2042	1,000,000	975,724
Bear Stearns Comml. Mtge. Securities, Inc., Ser. 2003-T12,
Class A4, 4.68%, 08/13/2039	570,000	553,539
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2003-C5,
Class A4, 4.90%, 12/15/2036	200,000	196,066
Goldman Sachs Mtge. Securities Corp. II:
Ser. 2003-C1, Class A1, 2.90%, 01/10/2040	368,775	362,073
Ser. 2004-GG2, Class A6, 5.40%, 08/10/2038	1,000,000	1,008,214
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2004-CB8, Class A4, 4.40%, 01/12/2039	840,000	796,241
Ser. 2004-PNC1, Class A4, 5.37%, 06/12/2041	605,000	612,723
LB-UBS Comml. Mtge. Trust:
Ser. 2003-C3, Class A4, 4.17%, 05/15/2032	440,000	415,600
Ser. 2004-C2, Class A4, 4.37%, 03/15/2036	1,500,000	1,421,838
Ser. 2004-C7, Class A6, 4.79%, 10/15/2029	545,000	529,443
Morgan Stanley Capital I, Inc.:
Ser. 1998-XL1, Class A2, 6.45%, 06/03/2030	8,348	8,350
Ser. 2003-T11, Class A4, 5.15%, 06/13/2041	670,000	667,748
Wachovia Bank Comml. Mtge. Trust, Ser. 2003-C8,
Class A1, 3.44%, 11/15/2035	268,803	261,704

Total Commercial Mortgage-Backed Securities (cost $8,311,234)		8,328,898

U.S. TREASURY OBLIGATIONS 0.6%
U.S. Treasury Notes:
3.00%, 02/15/2008	140,000	136,888
4.25%, 08/15/2015	265,000	258,417

Total U.S. Treasury Obligations (cost $391,643)		395,305

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)

	Principal
	Amount	Value

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED
MORTGAGE OBLIGATIONS 5.9%
FIXED-RATE 4.7%
Wells Fargo Mtge. Backed Securities Trust:
Ser. 2006-AR7, Class 2A5, 5.62%, 05/25/2036	$560,000	$567,302
Ser. 2006-AR10, Class 5A1, 5.61%, 07/25/2036	441,935	445,449

		1,012,751

FLOATING-RATE 1.2%
Banc of America Mtge. Securities, Inc., Ser. 2005-D,
Class 2A6, 4.78%, 05/25/2035	230,000	224,978
IndyMac INDX Mtge. Loan Trust, Ser. 2006-AR11,
Class 3A1, 5.88%, 06/25/2036	570,411	569,630
Washington Mutual, Inc.:
Ser. 2005-AR5, Class A5, 4.67%, 05/25/2035	690,000	675,102
Ser. 2006-AR10, Class 1A1, 5.98%, 09/25/2036	1,231,325	1,244,993

		2,714,703

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations
(cost $3,698,737)		3,727,454

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 1.0%
FIXED-RATE 1.0%
Residential Funding Mtge. Securities, Ser. 2006-SA2, Class 2A1, 5.89%,
08/25/2036 (cost $595,166)	595,073	597,156

	Shares	Value

SHORT-TERM INVESTMENTS 17.2%
MUTUAL FUND SHARES 17.2%
Evergreen Institutional Money Market Fund ø ## (cost $10,824,146)	10,824,146	10,824,146

Total Investments (cost $72,503,742) 115.0%		72,258,509
Other Assets and Liabilities (15.0%)		(9,442,748)

Net Assets 100.0%		$62,815,761

#	When-issued or delayed delivery security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
TBA	To Be Announced

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)

The following table shows the percent of total investments (excluding segregated cash and cash equivalents) by credit quality based on Moody’s and Standard & Poor’s ratings as of October 31, 2006:

AAA	100%

The following table shows the percent of total investments (excluding cash and cash equivalents) by maturity as of October 31, 2006:

Less than 1 year	4.7%
1 to 3 year(s)	7.5%
3 to 5 years	25.5%
5 to 10 years	57.5%
10 to 20 years	4.8%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2006 (unaudited)

Assets
Investments in securities, at value (cost $61,679,596)	$61,434,363
Investments in affiliated money market fund, at value (cost $10,824,146)	10,824,146

Total investments	72,258,509
Receivable for securities sold	1,243,661
Principal paydown receivable	17,559
Interest receivable	304,752
Receivable from investment advisor	20
Prepaid expenses and other assets	4,328

Total assets	73,828,829

Liabilities
Dividends payable	198,355
Payable for securities purchased	10,214,245
Payable for Fund shares redeemed	589,169
Due to related parties	584
Accrued expenses and other liabilities	10,715

Total liabilities	11,013,068

Net assets	$62,815,761

Net assets represented by
Paid-in capital	$64,531,961
Overdistributed net investment income	(112,405)
Accumulated net realized losses on investments	(1,358,562)
Net unrealized losses on investments	(245,233)

Total net assets	$62,815,761

Shares outstanding (unlimited number of shares authorized)
Class I	6,446,935

Net asset value per share
Class I	$9.74

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2006 (unaudited)

Investment income
Interest	$1,259,841
Income from affiliate	320,409

Total investment income	1,580,250

Expenses
Administrative services fee	30,367
Transfer agent fees	604
Trustees’ fees and expenses	461
Printing and postage expenses	8,377
Custodian and accounting fees	11,025
Registration and filing fees	5,102
Professional fees	8,470
Other	742

Total expenses	65,148
Less: Expense reductions	(971)
Expense reimbursement	(3,214)

Net expenses	60,963

Net investment income	1,519,287

Net realized and unrealized gains or losses on investments
Net realized gains on investments	116,176
Net change in unrealized gains or losses on investments	1,111,994

Net realized and unrealized gains or losses on investments	1,228,170

Net increase in net assets resulting from operations	$2,747,457

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2006		Year Ended
	(unaudited)		April 30, 2006

Operations
Net investment income		$1,519,287		$2,281,754
Net realized gains or losses
on investments		116,176		(620,215)
Net change in unrealized gains or losses
on investments		1,111,994		(989,569)

Net increase in net assets resulting
from operations		2,747,457		671,970

Distributions to shareholders from
net investment income		(1,552,818)		(2,474,782)

	Shares		Shares
Capital share transactions
Proceeds from shares sold	1,655,074	15,816,882	3,547,339	34,596,127
Net asset value of shares issued in
reinvestment of distributions	38,715	372,890	73,142	713,879
Payment for shares redeemed	(1,363,258)	(13,120,164)	(2,153,232)	(20,953,110)

Net increase in net assets resulting
from capital share transactions		3,069,608		14,356,896

Total increase in net assets resulting
from capital share transactions		4,264,247		12,554,084
Net assets
Beginning of period		58,551,514		45,997,430

End of period		$62,815,761		$58,551,514

Overdistributed net investment income		$(112,405)		$(78,874)

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Institutional Mortgage Portfolio Fund (the “Fund”) is a diversified series of Evergreen Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class I shares. Class I shares are sold without a front-end sales charge or contingent deferred sales charge.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the trans-

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

actions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the counter-party at redelivery or if there are variances in paydown speed between the mortgage-related pools.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund. The Fund does not pay a fee for the investment advisory service.

Tattersall Advisory Group, Inc. (“TAG”), an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended October 31, 2006, EIMC reimbursed other expenses in the amount of $3,214.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities and mortgage dollar roll transactions) were as follows for the six months ended October 31, 2006:

Cost of Purchases		Proceeds from Sales

	Non-U.S		Non-U.S.
U.S. Government	Government	U.S. Government	Government

$ 43,782,502	$5,453,716	$43,588,475	$2,984,747

On October 31, 2006, the aggregate cost of securities for federal income tax purposes was $72,505,539. The gross unrealized appreciation and depreciation on securities based on tax cost was $398,035 and $645,065, respectively, with a net unrealized depreciation of $247,030.

As of April 30, 2006, the Fund had $983,235 in capital loss carryovers for federal income tax purposes with $512,937 expiring in 2012, $77,895 expiring in 2013 and $392,403 expiring in 2014.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of April 30, 2006, the Fund incurred and elected to defer post-October losses of $489,670.

5. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended October 31, 2006, the Fund did not participate in the interfund lending program.

6. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

7. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

8. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% . During the six months ended October 31, 2006, the Fund had no borrowings.

9. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

10. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

23

ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT

ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreements. In September 2006, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund, of TAG or of EIMC, approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen Institutional Mortgage Portfolio; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreements. The review process began at the time of the last advisory contract-renewal process in September 2005. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2005.

In spring 2006, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Lipper. In certain instances, the Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding brokerage practices of the funds, information regarding closed-end fund discounts to net asset value, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

24

ADDITIONAL INFORMATION (unaudited) continued

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met in person with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreements as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC and TAG, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds, TAG and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC and TAG. The Trustees considered the rates at which the funds pay investment advisory fees, the total expense ratios of the funds, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Lipper showed the fees paid by each fund and each fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

Where EIMC or its affiliates provide to other clients advisory services that are comparable to the advisory services provided to a fund, the Trustees considered information regarding the rates at which those other clients pay advisory fees. Fees charged by EIMC to those other clients were generally lower than those charged to the funds. EIMC explained that compliance, reporting, and

25

ADDITIONAL INFORMATION (unaudited) continued

other legal burdens of providing investment advice to mutual funds greatly exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of other accounts managed by EIMC and its affiliates.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC and noted that the funds’ transfer agent had received Dalbar’s Mutual Fund Service Award for services provided to shareholders and Dalbar’s Financial Intermediary Service Quality Evaluation Award for services to broker-dealer representatives on a post-sale support basis. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of the funds had recently declined, or were expected to in the near future.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds (other than the closed-end funds) and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC, TAG and EIMC’s affiliates provide a comprehensive investment management service to the fund. They noted that EIMC and TAG formulate and implement an investment program for the fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of each fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC and TAG were consistent with their respective duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally.

26

ADDITIONAL INFORMATION (unaudited) continued

They noted that recent enhancements to those functions appeared generally appropriate, but considered that the enhancement process is an on-going one and that they would continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC and TAG, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s advisory fees and/or its total expense ratio were higher than many or most other mutual funds in the same Lipper peer group. However, in each case, the Trustees determined that the level of fees was not such as to prevent the continuation of the advisory agreement.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund's advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton*	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris[2]	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[5]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Ms. Norris’ information is as of July 1, 2006, the effective date of her trusteeship.

3 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

4 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

5 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

* Shirley L. Fulton served as Trustee through November 20, 2006.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

571812 rv2 12/2006

Evergreen U.S. Government Fund

Evergreen

U.S. GOVERNMENT FUND

Semiannual Report
as of October 31, 2006

Evergreen Investments™
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
6	FUND AT A GLANCE
8	ABOUT YOUR FUND’S EXPENSES
9	FINANCIAL HIGHLIGHTS
13	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
22	STATEMENT OF CASH FLOWS
23	NOTES TO FINANCIAL STATEMENTS
30	ADDITIONAL INFORMATION
40	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

December 2006

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the semi-annual report for the Evergreen U.S. Government Fund, covering the six-month period ended October 31, 2006.

Domestic capital markets, both equity and fixed income, faced a wide range of sometimes inconsistent influences during the past six months. In the first two months of the period, investors worried about rapidly rising oil and commodity prices and the effects of the Federal Reserve Board’s persistent efforts to raise short-term interest rates to slow the economy. However, in the final four months, declining oil and commodity prices offered more encouragement to investors willing to take on risk, especially after the Federal Reserve (“Fed”) paused in its cycle of credit tightening. Throughout the period, investors warily watched for signs that specific pockets of weakness might lead to a deceleration of growth in the general economy.

Evidence of economic deceleration did appear in the second and third quarters of 2006 — a year which began with a particularly robust rise in Gross Domestic Product (GDP) of more than 5% in the first quarter. GDP growth then slowed to annualized rates of approximately 2.5% and an estimated 2.2% in the second and third quarters, respectively, with weakening most evident in the housing and automotive industries. Yet healthy

1

LETTER TO SHAREHOLDERS continued

growth levels in personal consumption and business investment enabled demand to grow at more historically average rates, enabling the overall economy to absorb the problems in the housing and automobile areas. In addition, energy prices fell dramatically in the waning months of the fiscal period, boosting consumer confidence and raising hopes for lower inflation in the months ahead. However, officials at the Fed indicated they continued to be concerned about the possibility of rising inflationary pressures.

Over the six-month period, the domestic fixed income market delivered generally positive results, with high-yield corporate debt maintaining a performance edge over investment grade securities, including government bonds.

In managing Evergreen’s fixed income funds, managers focused on interest rate changes, particularly in higher-grade portfolios including the Evergreen Institutional Mortgage Portfolio, the Evergreen U.S. Government Fund and the Evergreen Core Bond Fund. The teams managing the Evergreen High Yield Bond Fund and the Evergreen Select High Yield Bond Fund paid particularly close attention to credit analysis, analyzing factors such as cash flow and corporations’ abilities to meet their debt obligations. Managers of more diversified funds, including the Evergreen Diversified Bond Fund and the Evergreen Strategic Income Fund, also considered factors such as interest rate expectations and yield spreads in making allocations to different sectors within the fixed income market.

2

LETTER TO SHAREHOLDERS continued

As always, we encourage investors to maintain diversified investment portfolios, including allocations to fixed income funds, in pursuit of their long-term investment goals.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Notice to Shareholders:

Effective October 1, 2006, Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, became the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

Notification of Investment Strategy Change:

Effective February 1, 2007, the Fund may, but will not necessarily, use a variety of derivative instruments, such as futures contracts, options, and swaps, including, for example, index futures, Treasury futures, Eurodollar futures, interest rate swap agreements, credit default swaps, and total return swaps. The Fund may use derivatives both for hedging and non-hedging purposes, including for purposes of enhancing returns. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with other types of investments. For example, the use of derivatives involves the risk of loss due to the failure of another party to the contract (typically referred to as a “counterparty”) to make required payments or otherwise to comply with the contract’s terms. Derivative transactions can create investment leverage and may be highly volatile and may be illiquid or difficult to price. Derivatives are highly specialized instruments, and involve the risk that an investment adviser may not accurately predict the performance of a derivative under all market conditions. When the Fund uses a derivative instrument, it could lose more than the principal amount invested. The various derivative instruments that the Fund may use may change from time to time as new derivative products become available to the Fund. More information about derivatives and the risks associated with them can be found in the Fund’s prospectus and statement of additional information, which may be obtained by calling 1.800.343.2898 or visiting our website at EvergreenInvestments.com.

4

Notice to Shareholders:

The Fund’s prospectus has been amended to make the following change to the Fund’s short-term trading policy effective April 2, 2007:

To limit the negative effects of short-term trading on the Fund, the Fund’s Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen Fund, that investor is “blocked” from purchasing shares of the Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short- term trading policy does not apply to:

Money market funds;

Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;

Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;

Rebalancing transactions within certain asset allocation or “wrap” programs where Evergreen or the financial intermediary is able to identify the transaction as part of a firm-approved asset allocation program;

Purchases by a “fund of funds” into the underlying fund vehicle and purchases by 529 Plans:

Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and

Purchases below $5,000 (including purchases that are a part of an exchange transaction).

There are certain limitations on the Fund’s ability to detect and prevent short- term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have immediate access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund’s short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The Fund will use reasonable diligence to confirm that such intermediary is applying the Fund’s short-term trading policy or an acceptable alternative. Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. It is possible that excessive short-term trading or trading in violation of the Fund’s trading restrictions may occur despite the Fund’s efforts to prevent them.

Effective April 2, 2007, the “Reinstatement Privileges” described in the Fund’s prospectus are eliminated.

5

FUND AT A GLANCE

as of October 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Sub-Advisor:

• Tattersall Advisory Group, Inc.

Portfolio Managers:

• Lisa Brown-Premo

• Karen DiMeglio

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2006.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/11/1993

	Class A	Class B	Class C	Class I
Class inception date	1/11/1993	1/11/1993	9/2/1994	9/2/1993

Nasdaq symbol	EUSAX	EUSBX	EUSCX	EUSYX

6-month return with sales charge	-1.25%	-1.69%	2.31%	N/A

6-month return w/o sales charge	3.68%	3.31%	3.31%	3.82%

Average annual return*

1-year with sales charge	-0.35%	-1.16%	2.84%	N/A

1-year w/o sales charge	4.57%	3.84%	3.84%	4.88%

5-year	2.31%	2.21%	2.57%	3.60%

10-year	4.71%	4.46%	4.46%	5.51%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

6

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen U.S. Government Fund Class A shares versus a similar investment in the Lehman Brothers Intermediate Term Government Bond Index (LBITGBI) and the Consumer Price Index (CPI).

The LBITGBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices, or currency rates are changing.

All data is as of October 31, 2006, and subject to change.

7

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2006 to October 31, 2006.

The example illustrates your fund’s costs in two ways:

  Actual expenses
  The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
  Hypothetical example for comparison purposes
  The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	5/1/2006	10/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,036.78	$ 4.93
Class B	$ 1,000.00	$ 1,033.05	$ 8.66
Class C	$ 1,000.00	$ 1,033.05	$ 8.66
Class I	$ 1,000.00	$ 1,038.24	$ 3.54
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.37	$ 4.89
Class B	$ 1,000.00	$ 1,016.69	$ 8.59
Class C	$ 1,000.00	$ 1,016.69	$ 8.59
Class I	$ 1,000.00	$ 1,021.73	$ 3.52

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.96% for Class A, 1.69% for Class B, 1.69% for Class C and 0.69% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended April 30,
	October 31, 2006
CLASS A	(unaudited)	2006	2005	2004	2003	2002[1]

Net asset value, beginning of period	$ 9.81	$ 10.09	$ 9.96	$ 10.22	$ 9.75	$ 9.59

Income from investment operations
Net investment income (loss)	0.21[2]	0.32[2]	0.24[2]	0.19[2]	0.39	0.48
Net realized and unrealized gains or losses on investments	0.15	(0.24)	0.19	(0.16)	0.43	0.16

Total from investment operations	0.36	0.08	0.43	0.03	0.82	0.64

Distributions to shareholders from
Net investment income	(0.22)	(0.36)	(0.30)	(0.29)	(0.35)	(0.48)

Net asset value, end of period	$ 9.95	$ 9.81	$ 10.09	$ 9.96	$ 10.22	$ 9.75

Total return[3]	3.68%	0.82%	4.37%	0.30%	8.50%	6.76%

Ratios and supplemental data
Net assets, end of period (thousands)	$75,904	$77,581	$93,826	$109,172	$146,427	$141,838
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.96%[4]	0.98%	1.00%	1.01%	0.95%	0.96%
Expenses excluding waivers/reimbursements
and expense reductions	0.99%[4]	0.99%	1.00%	1.01%	0.95%	0.96%
Net investment income (loss)	4.30%[4]	3.18%	2.38%	1.86%	3.81%	4.91%
Portfolio turnover rate	40%	53%	110%	55%	129%	121%

1 As required, effective May 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on its fixed-income securities . The effects of this change for the year ended April 30, 2002 were a decrease in net investment income per share of $0.02; an increase in net realized gains or losses per share of $0.02; and a decrease to the ratio of net investment income to average net assets of 0.22%.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended April 30,
	October 31, 2006
CLASS B	(unaudited)	2006	2005	2004	2003	2002[1]

Net asset value, beginning of period	$ 9.81	$ 10.09	$ 9.96	$ 10.22	$ 9.75	$ 9.59

Income from investment operations
Net investment income (loss)	0.18[2]	0.24[2]	0.17[2]	0.12[2]	0.31	0.42
Net realized and unrealized gains or losses on investments	0.14	(0.23)	0.19	(0.16)	0.43	0.15

Total from investment operations	0.32	0.01	0.36	(0.04)	0.74	0.57

Distributions to shareholders from
Net investment income	(0.18)	(0.29)	(0.23)	(0.22)	(0.27)	(0.41)

Net asset value, end of period	$ 9.95	$ 9.81	$ 10.09	$ 9.96	$ 10.22	$ 9.75

Total return[3]	3.31%	0.12%	3.64%	(0.40%)	7.69%	5.97%

Ratios and supplemental data
Net assets, end of period (thousands)	$14,809	$16,747	$25,452	$37,270	$59,362	$47,016
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.69%[4]	1.69%	1.70%	1.71%	1.70%	1.71%
Expenses excluding waivers/reimbursements
and expense reductions	1.69%[4]	1.69%	1.70%	1.71%	1.70%	1.71%
Net investment income (loss)	3.57%[4]	2.45%	1.67%	1.16%	3.04%	4.18%
Portfolio turnover rate	40%	53%	110%	55%	129%	121%

1 As required, effective May 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on its fixed-income securities . The effects of this change for the year ended April 30, 2002 were a decrease in net investment income per share of $0.01; an increase in net realized gains or losses per share of $0.01; and a decrease to the ratio of net investment income to average net assets of 0.22%.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended April 30,
	October 31, 2006
CLASS C	(unaudited)	2006	2005	2004	2003	2002[1]

Net asset value, beginning of period	$ 9.81	$10.09	$ 9.96	$ 10.22	$ 9.75	$ 9.59

Income from investment operations
Net investment income (loss)	0.18[2]	0.25[2]	0.17[2]	0.12[2]	0.31	0.41
Net realized and unrealized gains or losses on investments	0.14	(0.24)	0.19	(0.16)	0.43	0.16

Total from investment operations	0.32	0.01	0.36	(0.04)	0.74	0.57

Distributions to shareholders from
Net investment income	(0.18)	(0.29)	(0.23)	(0.22)	(0.27)	(0.41)

Net asset value, end of period	$ 9.95	$ 9.81	$10.09	$ 9.96	$ 10.22	$ 9.75

Total return[3]	3.31%	0.12%	3.64%	(0.40%)	7.69%	5.97%

Ratios and supplemental data
Net assets, end of period (thousands)	$7,493	$7,973	$9,820	$14,207	$26,013	$14,212
Ratios to average net assets
Expenses including waivers/reimbursements but
excluding expense reductions	1.69%[4]	1.69%	1.70%	1.71%	1.70%	1.71%
Expenses excluding waivers/reimbursements
and expense reductions	1.69%[4]	1.69%	1.70%	1.71%	1.70%	1.71%
Net investment income (loss)	3.57%[4]	2.47%	1.67%	1.17%	2.99%	4.15%
Portfolio turnover rate	40%	53%	110%	55%	129%	121%

1 As required, effective May 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on its fixed-income securities . The effects of this change for the year ended April 30, 2002 were a decrease in net investment income per share of $0.02; an increase in net realized gains or losses per share of $0.02; and a decrease to the ratio of net investment income to average net assets of 0.22%.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

11

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended April 30,
	October 31, 2006
CLASS I1	(unaudited)	2006	2005	2004	2003	2002[2]

Net asset value, beginning of period	$ 9.81	$ 10.09	$ 9.96	$ 10.22	$ 9.75	$ 9.59

Income from investment operations
Net investment income (loss)	0.23[3]	0.35[3]	0.27[3]	0.22[3]	0.41	0.50
Net realized and unrealized gains or losses on investments	0.14	(0.24)	0.19	(0.16)	0.43	0.16

Total from investment operations	0.37	0.11	0.46	0.06	0.84	0.66

Distributions to shareholders from
Net investment income	(0.23)	(0.39)	(0.33)	(0.32)	(0.37)	(0.50)

Net asset value, end of period	$ 9.95	$ 9.81	$ 10.09	$ 9.96	$ 10.22	$ 9.75

Total return	3.82%	1.12%	4.68%	0.60%	8.77%	7.02%

Ratios and supplemental data
Net assets, end of period (thousands)	$450,057	$436,890	$436,431	$427,356	$489,565	$327,753
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.69%[4]	0.69%	0.70%	0.71%	0.70%	0.71%
Expenses excluding waivers/reimbursements
and expense reductions	0.69%[4]	0.69%	0.70%	0.71%	0.70%	0.71%
Net investment income (loss)	4.57%[4]	3.48%	2.69%	2.15%	4.02%	5.16%
Portfolio turnover rate	40%	53%	110%	55%	129%	121%

1 Effective at the close of business on May 11, 2001, Class Y shares were renamed as Class I shares.

2 As required, effective May 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on its fixed-income securities . The effects of this change for the year ended April 30, 2002 were a decrease in net investment income per share of $0.02; an increase in net realized gains or losses per share of $0.02; and a decrease to the ratio of net investment income to average net assets of 0.22%.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Annualized

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS

October 31, 2006 (unaudited)

	Principal
	Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 17.3%
FIXED-RATE 17.3%
FNMA:
3.72%, 05/01/2008 ##	$ 3,205,000	$ 3,151,002
4.36%, 05/01/2012	670,924	653,733
4.75%, 07/01/2012	984,046	968,692
5.08%, 02/01/2016 - 03/01/2016 ##	11,356,314	11,265,087
5.15%, 11/01/2017	4,259,670	4,253,792
5.31%, 04/01/2016	3,200,000	3,242,912
5.50%, 04/01/2016	7,680,000	7,871,002
5.54%, 04/01/2026 ##	12,338,296	12,642,434
5.55%, 05/01/2016	3,300,000	3,402,201
5.58%, 06/01/2011 ##	9,000,000	9,199,350
5.67%, 03/01/2016 -11/01/2021 ##	12,801,665	13,240,218
5.75%, 05/01/2021	3,958,000	4,139,528
6.07%, 09/01/2013	1,461,212	1,527,814
6.18%, 06/01/2013	6,974,279	7,306,324
6.20%, 06/01/2007	241,841	241,271
6.22%, 08/01/2012	2,990,555	3,144,868
6.35%, 08/01/2009 -10/01/2009	1,166,461	1,196,039
6.80%, 04/01/2017	620,076	633,154
7.07%, 09/01/2014	1,060,210	1,082,570
7.35%, 07/01/2007	71,708	71,960
7.48%, 01/01/2025	1,186,339	1,268,683
Ser. 2002-M1, Class C, 6.17%, 02/25/2016	1,111,183	1,126,117
FNMA 30 year, 5.64%, TBA #	3,000,000	3,081,562

Total Agency Commercial Mortgage-Backed Securities (cost $93,538,438)		94,710,313

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 20.2%
FIXED-RATE 2.2%
FHLMC:
Ser. 2262, Class Z, 7.50%, 10/15/2030	142,152	150,059
Ser. 2367, Class BC, 6.00%, 04/15/2016	59,350	59,328
Ser. H012, Class A2, 2.50%, 11/15/2008	1,456,276	1,434,228
FNMA:
Ser. 2002-W4, Class A4, 6.25%, 05/25/2042	3,282,424	3,338,225
Ser. 2002-W5, Class A7, 6.25%, 08/25/2030	7,281,015	7,303,442

		12,285,282

FLOATING-RATE 18.0%
FHLMC:
Ser. 6 Class B, 5.98%, 03/25/2023	856,276	863,704
Ser. 1220, Class A, 5.73%, 02/15/2022	442,859	443,149
Ser. 1370, Class JA, 6.53%, 09/15/2022	321,841	322,303
Ser. 1498, Class I, 6.53%, 04/15/2023	203,962	207,182
Ser. 1533, Class FA, 6.48%, 06/15/2023	70,640	72,211
Ser. 1616, Class FB, 5.18%, 11/15/2008	933,952	931,439
Ser. 1671, Class TA, 5.88%, 02/15/2024	828,225	833,970

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS continued
FLOATING-RATE continued
FHLMC:
Ser. 1687, Class FA, 5.33%, 02/15/2009	$ 4,054,431	$ 4,043,241
Ser. 1699, Class FB, 6.38%, 03/15/2024	1,188,456	1,219,142
Ser. 1939, Class FB, 6.38%, 04/15/2027	516,459	527,023
Ser. 2005-S001, Class 1A2, 5.47%, 09/25/2035	6,043,229	6,100,821
Ser. 2030, Class F, 5.82%, 02/15/2028	1,031,951	1,040,289
Ser. 2181, Class PF, 5.72%, 05/15/2029	484,060	487,248
Ser. 2315, Class FD, 5.82%, 04/15/2027	362,107	364,422
Ser. 2380, Class FL, 5.92%, 11/15/2031 ##	15,539,445	15,878,981
Ser. 2388, Class FG, 5.82%, 12/31/2031	806,146	832,200
Ser. 2395, Class FD, 5.92%, 05/15/2029	1,534,453	1,590,430
Ser. 2481, Class FE, 6.32%, 03/15/2032	2,725,885	2,801,583
Ser. 2691, Class FC, 6.02%, 10/15/2033	2,421,022	2,418,407
FNMA:
Ser. 1991, Class F, 6.64%, 11/25/2021	177,882	182,718
Ser. 1991, Class F, 6.19%, 05/25/2021	774,362	787,255
Ser. 1991 Class FA, 6.24%, 04/25/2021	36,694	36,960
Ser. 1993-221, Class FH, 6.44%, 12/25/2008	2,253,635	2,272,428
Ser. 1994, Class F, 5.94%, 02/25/2024	507,583	517,825
Ser. 1997-34, Class F, 5.99%, 10/25/2023	3,483,259	3,565,220
Ser. 1997-49, Class F, 5.84%, 06/17/2027	525,034	530,525
Ser. 1999-49, Class F, 5.72%, 05/25/2018	1,063,199	1,071,272
Ser. 2000-32, Class FM, 5.77%, 10/18/2030	537,198	542,439
Ser. 2001-53, Class CF, 5.72%, 10/25/2031	110,660	110,805
Ser. 2002, Class FB, 5.72%, 02/25/2028	336,481	340,307
Ser. 2002-13, Class FE, 6.22%, 02/27/2031	1,419,610	1,475,628
Ser. 2002-41, Class F, 5.87%, 07/25/2032	3,897,654	3,947,177
Ser. 2002-67, Class FA, 6.32%, 11/25/2032 ##	7,833,843	8,154,247
Ser. 2002-68, Class FN, 5.77%, 10/18/2032	5,089,812	5,168,959
Ser. 2002-77, Class F, 5.92%, 12/25/2032 ##	7,855,801	8,058,716
Ser. 2002-77, Class FA, 6.32%, 10/18/2030 ##	7,870,902	8,164,093
Ser. 2002-W5, Class A27, 5.82%, 11/25/2030	4,004,106	4,057,361
Ser. 2003, Class FL, 5.77%, 04/25/2018	3,341,876	3,368,868
Ser. 2003-118, Class FE, 5.82%, 12/25/2033	656,594	661,482
Ser. G93, Class FH, 6.49%, 04/25/2023	169,866	175,114
GNMA:
Ser. 1999, Class FA, 5.77%, 11/16/2029	1,264,973	1,273,512
Ser. 1999-40, Class FL, 5.92%, 02/17/2029	247,572	250,633
Ser. 2000-36, Class FG, 5.82%, 11/20/2030	485,354	489,532
Ser. 2001, Class FB, 5.72%, 01/16/2027	636,715	640,484
Ser. 2001-22, Class FG, 5.67%, 05/16/2031	1,065,359	1,071,801
Ser. 2002-15, Class F, 5.87%, 02/16/2032	751,844	759,234

		98,652,340

Total Agency Mortgage-Backed Collateralized Mortgage Obligations
(cost $110,167,846)		110,937,622

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 71.7%
FIXED-RATE 51.2%
FHLMC:
6.50%, 04/01/2022 - 09/01/2028	$ 1,236,955	$ 1,273,326
7.50%, 05/01/2027 - 08/01/2028	856,519	895,090
8.00%, 08/01/2023 - 11/01/2028	283,099	297,507
9.00%, 01/01/2017	88,518	94,386
9.50%, 09/01/2020	60,032	64,894
10.50%, 12/01/2019	156,615	175,205
FHLMC 15 year, 5.50%, TBA #	40,555,000	40,580,347
FHLMC 30 year:
5.50%, TBA #	39,300,000	38,870,137
6.00%, TBA #	25,000,000	25,171,875
6.50%, TBA #	40,775,000	41,577,778
7.00%, TBA #	18,250,000	18,768,993
FNMA:
4.00%, 10/01/2018 ##	9,103,659	8,650,025
4.12%, 09/01/2010	1,432,687	1,396,752
4.98%, 01/01/2020	1,014,218	1,003,751
5.12%, 01/01/2016	2,559,395	2,553,073
5.39%, 01/01/2024	3,925,877	3,960,935
5.55%, 09/01/2019	6,990,277	7,003,978
5.70%, 03/01/2016 - 09/01/2017	2,522,369	2,610,881
5.75%, 02/01/2009	1,796,426	1,812,792
6.00%, 02/01/2008	53,363	53,321
6.50%, 01/01/2024	171,530	175,958
7.00%, 11/01/2026 - 02/01/2032	209,937	216,987
7.50%, 07/01/2023 - 06/01/2031	1,873,440	1,957,767
8.00%, 08/01/2020 - 02/01/2030	1,424,604	1,508,165
8.50%, 07/01/2029 - 08/01/2029	70,038	75,366
9.50%, 02/01/2023	48,923	52,960
11.00%, 01/01/2016	68,975	74,414
11.25%, 02/01/2016	95,639	105,261
FNMA 15 year:
4.50%, TBA #	10,000,000	9,675,000
6.00%, TBA #	29,750,000	30,214,844
FNMA 30 year:
5.50%, TBA #	20,000,000	19,768,760
6.50%, TBA #	11,190,000	11,406,806
GNMA:
6.00%, 02/15/2009 - 08/20/2034	5,643,320	5,709,266
6.50%, 12/15/2025 - 09/20/2033	750,528	771,570
7.00%, 12/15/2022 - 05/15/2032	662,835	685,570
7.34%, 10/20/2021 - 09/20/2022	644,559	675,712
7.50%, 02/15/2022 - 06/15/2032	599,859	625,545
10.00%, 12/15/2018	71,505	79,606

		280,594,603

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE 20.5%
FHLMC, 7.53%, 03/25/2036	$ 10,971,608	$ 11,563,417
FNMA:
4.25%, 11/01/2033	7,526,176	7,751,886
5.19%, 10/01/2035	3,508,895	3,461,560
5.40%, 07/01/2032	5,115,011	5,197,480
5.45%, 11/01/2030	753,208	765,593
5.51%, 06/01/2030	3,067,317	3,077,470
5.86%, 02/01/2032 - 07/01/2044 ##	22,980,634	23,145,713
5.91%, 09/01/2041 ##	11,653,885	11,741,307
6.06%, 06/01/2040 - 01/01/2041 ##	14,902,952	15,134,264
SBA:
5.625%, 03/25/2027 - 03/25/2035	4,546,286	4,549,769
5.66%, 10/25/2029 - 11/25/2029 ##	17,365,097	17,478,905
5.68%, 10/25/2031 ##	8,556,376	8,583,115

		112,450,479

Total Agency Mortgage-Backed Pass Through Securities (cost $391,919,215)		393,045,082

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH
SECURITIES 5.8%
FHLMC, Ser. T-60, Class 1A-1, 6.50%, 03/25/2044	1,394,636	1,423,603
FNMA:
Ser. 2002-T1, Class A3, 7.50%, 11/25/2031	2,943,658	3,075,564
Ser. 2002-T16, Class A1, 6.50%, 07/25/2042	4,703,246	4,823,790
Ser. 2002-W3, Class A5, 7.50%, 01/25/2028	502,137	525,074
Ser. 2002-W8, Class A4, 7.00%, 06/25/2017	1,705,177	1,761,738
Ser. 2003-W1, Class 1A-1, 6.50%, 12/25/2042	2,073,726	2,127,000
Ser. 2003-W6, Class F, 5.67%, 09/25/2042 ##	15,649,788	16,228,048
Ser. 2004-T1, Class 1A-2, 6.50%, 01/25/2044	1,795,307	1,836,978

Total Agency Reperforming Mortgage-Backed Pass Through Securities
(cost $31,548,804)		31,801,795

COMMERCIAL MORTGAGE-BACKED SECURITIES 4.2%
FIXED-RATE 4.2%
Credit Suisse Mtge. Capital Cert., Ser. 2006-CL4, Class A1, 6.50%,
11/25/2036 #	19,570,000	19,551,663
LB-UBS Comml. Mtge. Trust, Ser. 2000-C4, Class A1, 7.18%, 09/15/2019	70,172	70,396
Morgan Stanley Capital I, Inc., Ser. 1998-XL1, Class A2, 6.45%, 06/03/2030	10,686	10,688
Prima Capital Securitization, Ltd., Ser. 2006, Class D, 6.29%, 10/03/2048 #	3,618,000	3,617,911

Total Commercial Mortgage-Backed Securities (cost $23,166,914)		23,250,658

CORPORATE BONDS 0.9%
FINANCIALS 0.9%
Capital Markets 0.9%
Goldman Sachs Capital I, 6.35%, 02/15/2034 (cost $5,185,000)	5,000,000	5,122,265

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)

	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS 15.4%
FHLB:
5.35%, 10/12/2007 ##	$ 12,000,000	$ 11,999,712
5.625%, 08/14/2008	37,000,000	37,040,996
FHLMC:
2.85%, 02/23/2007	8,000,000	7,938,704
5.05%, 03/30/2007 ##	14,000,000	13,975,262
FNMA:
6.08%, 01/01/2019 ##	9,097,615	9,301,310
7.125%, 03/15/2007	3,856,000	3,880,652

Total U.S. Government & Agency Obligations (cost $84,235,003)		84,136,636

U.S. TREASURY OBLIGATIONS 1.1%
U.S. Treasury Notes:
4.75%, 05/15/2014 (p)	1,250,000	1,262,891
4.875%, 08/15/2016 (p)	4,700,000	4,799,142

Total U.S. Treasury Obligations (cost $6,043,680)		6,062,033

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 3.6%
FIXED-RATE 3.6%
Countrywide Alternative Loan Trust:
Ser. 2004-1T1, Class A6, 5.75%, 02/25/2034	5,000,000	4,971,600
Ser. 2005-46CB, Class A14, 5.50%, 10/25/2035 ##	10,000,000	9,793,500
Residential Accredit Loans, Inc., Ser. 2006-QS4, Class A4, 6.00%, 04/25/2036	5,000,000	5,065,950

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations
(cost $20,000,814)		19,831,050

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE
OBLIGATIONS 2.1%
FIXED-RATE 2.1%
Countrywide Alternative Loan Trust, Ser. 2004-2CB, Class M, 5.67%,
03/25/2034 ## (cost $11,325,493)	11,359,216	11,195,303

YANKEE OBLIGATIONS-CORPORATE 0.7%
FINANCIALS 0.7%
Diversified Financial Services 0.7%
Preferred Term Securities, Ltd., FRN, 7.47%, 04/03/2032 144A
(cost $4,034,289)	3,990,000	4,012,982

	Shares	Value

SHORT-TERM INVESTMENTS 4.1%
MUTUAL FUND SHARES 4.1%
Evergreen Institutional U.S. Government Money Market Fund ø ##	16,300,517	16,300,517
Navigator Prime Portfolio (pp)	6,228,087	6,228,087

Total Short-Term Investments (cost $22,528,604)		22,528,604

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)

	Shares	Value

Total Investments (cost $803,694,100) 147.1%		$ 806,634,343
Other Assets and Liabilities (47.1%)		(258,370,950)

Net Assets 100.0%		$ 548,263,393

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
#	When-issued or delayed delivery security
(p)	All or a portion of this security is on loan.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(pp)	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
SBA	Small Business Administration
TBA	To Be Announced

The following table shows the percent of total investments (excluding segregated cash and cash equivalents) by credit quality based on Moody’s and Standard & Poor’s ratings as of October 31, 2006:
AAA	96.4%
AA	1.4%
A	2.2%

100.0%

The following table shows the percent of total investments (excluding segregated cash and cash equivalents) based on effective maturity as of October 31, 2006:
Less than 1 year	9.5%
1 to 3 year(s)	17.8%
3 to 5 years	29.1%
5 to 10 years	36.3%
10 to 20 years	5.1%
20 to 30 years	2.2%

100.0%

See Notes to Financial Statements

18

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2006 (unaudited)

Assets
Investments in securities, at value (cost $787,393,583) including $6,138,780 of securities
loaned	$ 790,333,826
Investments in affiliated money market fund, at value (cost $16,300,517)	16,300,517

Total investments	806,634,343
Principal paydown receivable	512
Receivable for Fund shares sold	866,898
Interest receivable	3,429,240
Receivable for securities lending income	2,471
Prepaid expenses and other assets	38,855

Total assets	810,972,319

Liabilities
Dividends payable	551,063
Payable for securities purchased	252,428,207
Payable for Fund shares redeemed	3,413,289
Payable for securities on loan	6,228,087
Advisory fee payable	4,802
Due to other related parties	3,642
Accrued expenses and other liabilities	79,836

Total liabilities	262,708,926

Net assets	$ 548,263,393

Net assets represented by
Paid-in capital	$ 563,875,744
Overdistributed net investment income	(1,109,442)
Accumulated net realized losses on investments	(17,446,428)
Net unrealized gains on investments	2,943,519

Total net assets	$ 548,263,393

Net assets consists of
Class A	$ 75,903,967
Class B	14,809,284
Class C	7,492,716
Class I	450,057,426

Total net assets	$ 548,263,393

Shares outstanding (unlimited number of shares authorized)
Class A	7,626,693
Class B	1,488,002
Class C	752,848
Class I	45,221,450

Net asset value per share
Class A	$ 9.95
Class A — Offering price (based on sales charge of 4.75%)	$ 10.45
Class B	$ 9.95
Class C	$ 9.95
Class I	$ 9.95

See Notes to Financial Statements

19

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2006 (unaudited)

Investment income
Interest	$ 13,777,527
Income from affiliate	476,999
Securities lending	11,421

Total investment income	14,265,947

Expenses
Advisory fee	1,104,349
Distribution Plan expenses
Class A	114,532
Class B	79,450
Class C	39,209
Administrative services fee	270,198
Transfer agent fees	322,110
Trustees’ fees and expenses	13,642
Printing and postage expenses	14,444
Custodian and accounting fees	90,088
Registration and filing fees	32,235
Professional fees	13,311
Other	6,683

Total expenses	2,100,251
Less: Expense reductions	(4,718)
Expense reimbursements	(10,753)

Net expenses	2,084,780

Net investment income	12,181,167

Net realized and unrealized gains or losses on investments
Net realized losses on investments	(1,456,470)

Net change in unrealized gains or losses on investments	9,494,629

Net realized and unrealized gains or losses on investments	8,038,159

Net increase in net assets resulting from operations	$ 20,219,326

See Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2006		Year Ended
	(unaudited)		April 30, 2006

Operations
Net investment income	$ 12,181,167		$ 18,621,898
Net realized losses on investments		(1,456,470)		(4,671,940)
Net change in unrealized gains or
losses on investments		9,494,629		(8,160,401)

Net increase in net assets resulting
from operations		20,219,326		5,789,557

Distributions to shareholders from
Net investment income
Class A		(1,670,628)		(3,120,195)
Class B		(290,217)		(614,218)
Class C		(143,330)		(255,138)
Class I		(10,296,126)		(17,139,364)

Total distributions to shareholders		(12,400,301)		(21,128,915)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	480,649	4,724,961	507,784	5,065,300
Class B	169,823	1,665,778	109,329	1,090,670
Class C	57,150	561,808	90,706	901,624
Class I	5,085,455	50,040,659	9,381,313	93,471,908

		56,993,206		100,529,502

Net asset value of shares issued in
reinvestment of distributions
Class A	128,520	1,266,271	235,117	2,344,733
Class B	20,656	203,479	43,251	431,481
Class C	9,618	94,748	17,962	179,149
Class I	776,605	7,652,928	1,305,273	13,012,139

		9,217,426		15,967,502

Automatic conversion of Class B shares
to Class A shares
Class A	68,828	674,981	193,273	1,926,643
Class B	(68,828)	(674,981)	(193,273)	(1,926,643)

		0		0

Payment for shares redeemed
Class A	(959,791)	(9,438,472)	(2,329,972)	(23,251,180)
Class B	(340,877)	(3,352,292)	(775,496)	(7,741,833)
Class C	(126,675)	(1,246,918)	(269,482)	(2,692,909)
Class I	(5,178,349)	(50,919,575)	(9,418,352)	(93,809,678)

		(64,957,257)		(127,495,600)

Net increase (decrease) in net assets
resulting from capital share
transactions		1,253,375		(10,998,596)

Total increase (decrease) in net assets		9,072,400		(26,337,954)
Net assets
Beginning of period		539,190,993		565,528,947

End of period	$ 548,263,393		$ 539,190,993

Overdistributed net investment income	$ (1,109,442)		$ (112,583)

See Notes to Financial Statements

21

STATEMENT OF CASH FLOWS

Six Months Ended October 31, 2006 (unaudited)

Increase in Cash
Cash Flows from Operating Activities:
Net increase in net assets from operations	$ 20,219,326
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchase of investment securities (including mortgage dollar rolls)	(1,735,320,301)
Proceeds from disposition of investment securities (including mortgage dollar rolls)	1,660,333,338
Sales of short-term investment securities	88,474,340
Increase in interest receivable	(210,920)
Decrease in receivable for securities sold	11,124
Decrease in receivable for Fund shares sold	777,241
Decrease in other assets	8,349
Decrease in payable for securities purchased	(18,144,633)
Increase in payable for Fund shares redeemed	2,969,865
Decrease in accrued expenses	(28,993)
Unrealized appreciation on investments	(9,494,629)
Net realized loss from investments	1,456,470

Net cash provided by operating activities	11,050,577

Cash Flows from Financing Activities:
Decrease in additional paid-in capital	(7,964,051)
Cash distributions paid	(3,086,526)

Net cash used in financing activities	(11,050,577)

Net increase in cash	$ 0

Cash:
Beginning of period	$ 0

End of period	$ 0

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen U.S. Government Fund (the “Fund”) is a diversified series of Evergreen Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the coun-terparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.35% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended October 31, 2006, EIMC reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $10,753.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended October 31, 2006, the transfer agent fees were equivalent to an annual rate of 0.12% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended October 31, 2006, EIS received $1,930 from the sale of Class A shares and $36,336 and $603 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities and mortgage dollar roll transactions were as follows for the six months ended October 31, 2006:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$ 367,436,540	$ 50,424,360	$ 63,339,483	$ 354,249,167

During the six months ended October 31, 2006, the Fund loaned securities to certain brokers. At October 31, 2006, the value of securities on loan and the value of collateral (including accrued interest) amounted to $6,138,780 and $6,228,087, respectively.

On October 31, 2006, the aggregate cost of securities for federal income tax purposes was $803,762,340. The gross unrealized appreciation and depreciation on securities based on tax cost was $4,832,929 and $1,960,926, respectively, with a net unrealized appreciation of $2,872,003.

As of April 30, 2006, the Fund had $9,812,099 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2007	2008	2009	2010	2014

$1,278,383	$4,853,705	$437,595	$1,202	$3,241,214

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended October 31, 2006, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

26

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% . During the six months ended October 31, 2006, the Fund had no borrowings.

10. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC

27

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

28

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

29

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2006, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen U.S. Government Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

Effective October 1, 2006, certain advisory personnel of EIMC were consolidated at TAG. In connection with the consolidation, the Board of Trustees approved a sub-advisory agreement with TAG. In approving that contract, the Trustees considered the factors described below, that the services previously provided by EIMC to the Fund would be provided by EIMC and TAG going forward, and that there would be no related change in the personnel managing the Fund or in the advisory fees paid by the Fund.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2005. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2005.

In spring 2006, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests

30

ADDITIONAL INFORMATION (unaudited) continued

and the information provided by Lipper. In certain instances, the Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding brokerage practices of the funds, information regarding closed-end fund discounts to net asset value, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met in person with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the funds pay investment advisory fees, the total expense ratios of the funds, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Lipper showed the fees paid by each fund and each fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment

31

ADDITIONAL INFORMATION (unaudited) continued

performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

Where EIMC or its affiliates provide to other clients advisory services that are comparable to the advisory services provided to a fund, the Trustees considered information regarding the rates at which those other clients pay advisory fees. Fees charged by EIMC to those other clients were generally lower than those charged to the funds. EIMC explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds greatly exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of other accounts managed by EIMC and its affiliates.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC and noted that the funds’ transfer agent had received Dalbar’s Mutual Fund Service Award for services provided to shareholders and Dalbar’s Financial Intermediary Service Quality Evaluation Award for services to broker-dealer representatives on a post-sale support basis. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of the funds had recently declined, or were expected to in the near future.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds (other than the closed-end funds) and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the fund. They noted that EIMC formulates and implements an investment program for the fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of each fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were

32

ADDITIONAL INFORMATION (unaudited) continued

consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. They noted that recent enhancements to those functions appeared generally appropriate, but considered that the enhancement process is an on-going one and that they would continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s advisory fees and/or its total expense ratio were higher than many or most other mutual funds in the same Lipper peer group. However, in each case, the Trustees determined that the level of fees was not such as to prevent the continuation of the advisory agreement.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other

33

ADDITIONAL INFORMATION (unaudited) continued

things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

34

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39

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton*	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris[2]	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

40

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[5]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Ms. Norris’ information is as of July 1, 2006, the effective date of her trusteeship.

3 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

4 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

5 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

* Shirley L. Fulton served as Trustee through November 20, 2006.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

41

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $258 billion in assets as of September 30, 2006, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

DALBAR MUTUAL FUND SERVICE AWARD 2005

For the seventh consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2005, Evergreen was ranked fifth overall out of 38 participating companies.

564359 rv4 12/2006

Evergreen Investments℠
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

564359 rv4 12/2006

Evergreen Diversified Bond Fund

Evergreen

DIVERSIFIED BOND FUND

Semiannual Report
as of October 31, 2006

Evergreen Investments™
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
6	FUND AT A GLANCE
8	ABOUT YOUR FUND’S EXPENSES
9	FINANCIAL HIGHLIGHTS
13	SCHEDULE OF INVESTMENTS
25	STATEMENT OF ASSETS AND LIABILITIES
26	STATEMENT OF OPERATIONS
27	STATEMENTS OF CHANGES IN NET ASSETS
29	NOTES TO FINANCIAL STATEMENTS
37	ADDITIONAL INFORMATION
44	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

December 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder:

We are pleased to provide the semi-annual report for the Evergreen Diversified Bond Fund, covering the six-month period ended October 31, 2006.

Domestic capital markets, both equity and fixed income, faced a wide range of sometimes inconsistent influences during the past six months. In the first two months of the period, investors worried about rapidly rising oil and commodity prices and the effects of the Federal Reserve Board’s persistent efforts to raise short-term interest rates to slow the economy. However, in the final four months, declining oil and commodity prices offered more encouragement to investors willing to take on risk, especially after the Federal Reserve paused in its cycle of credit tightening. Throughout the period, investors warily watched for signs that specific pockets of weakness might lead to a deceleration of growth in the general economy.

Evidence of economic deceleration did appear in the second and third quarters of 2006 — a year which began with a particularly robust rise in Gross Domestic Product (GDP) of more than 5% in the first quarter. GDP growth then slowed to annualized rates of approximately 2.5% and an estimated 2.2% in the second and third quarters, respectively, with weakening most evident in the housing and automotive industries. Yet healthy

1

LETTER TO SHAREHOLDERS continued

growth levels in personal consumption and business investment enabled demand to grow at more historically average rates, enabling the overall economy to absorb the problems in the housing and automobile areas. In addition, energy prices fell dramatically in the waning months of the fiscal period, boosting consumer confidence and raising hopes for lower inflation in the months ahead. However, officials at the Federal Reserve indicated they continued to be concerned about the possibility of rising inflationary pressures.

Over the six-month period, the domestic fixed income market delivered generally positive results, with high-yield corporate debt maintaining a performance edge over investment grade securities, including government bonds.

In managing Evergreen’s fixed income funds, managers focused on interest rate changes, particularly in higher-grade portfolios including the Evergreen Institutional Mortgage Portfolio, the Evergreen U.S. Government Fund and the Evergreen Core Bond Fund. The teams managing the Evergreen High Yield Bond Fund and the Evergreen Select High Yield Bond Fund paid particularly close attention to credit analysis, analyzing factors such as cash flow and corporations’ abilities to meet their debt obligations. Managers of more diversified funds, including the Evergreen Diversified Bond Fund and the Evergreen Strategic Income Fund, also considered factors such as interest rate expectations and yield spreads in making allocations to different sectors within the fixed income market.

2

LETTER TO SHAREHOLDERS continued

As always, we encourage investors to maintain diversified investment portfolios, including allocations to fixed income funds, in pursuit of their long-term investment goals.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Notice to Shareholders:

Effective October 1, 2006, Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, became the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

Notification of Investment Strategy Change:

Effective February 1, 2007, the Fund may, but will not necessarily, use a variety of derivative instruments, such as futures contracts, options, and swaps, including, for example, index futures, Treasury futures, Eurodollar futures, interest rate swap agreements, credit default swaps, and total return swaps. The Fund may use derivatives both for hedging and non-hedging purposes, including for purposes of enhancing returns. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with other types of investments. For example, the use of derivatives involves the risk of loss due to the failure of another party to the contract (typically referred to as a “counterparty”) to make required payments or otherwise to comply with the contract’s terms. Derivative transactions can create investment leverage and may be highly volatile and may be illiquid or difficult to price. Derivatives are highly specialized instruments, and involve the risk that an investment adviser may not accurately predict the performance of a derivative under all market conditions. When the Fund uses a derivative instrument, it could lose more than the principal amount invested. The various derivative instruments that the Fund may use may change from time to time as new derivative products become available to the Fund. More information about derivatives and the risks associated with them can be found in the Fund’s prospectus and statement of additional information, which may be obtained by calling 1.800.343.2898 or visiting our website at EvergreenInvestments.com.

4

Notice to Shareholders:

• The Fund’s prospectus has been amended to make the following change to the Fund’s short-term trading policy effective April 2, 2007:

To limit the negative effects of short-term trading on the Fund, the Fund’s Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen Fund, that investor is “blocked” from purchasing shares of the Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short-term trading policy does not apply to:

• Money market funds;

• Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;

• Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;

• Rebalancing transactions within certain asset allocation or “wrap” programs where Evergreen or the financial intermediary is able to identify the transaction as part of a firm-approved asset allocation program;

• Purchases by a “fund of funds” into the underlying fund vehicle and purchases by 529 Plans:

• Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and

• Purchases below $5,000 (including purchases that are a part of an exchange transaction).

There are certain limitations on the Fund’s ability to detect and prevent short-term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have immediate access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund’s short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The Fund will use reasonable diligence to confirm that such intermediary is applying the Fund’s short-term trading policy or an acceptable alternative. Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. It is possible that excessive short-term trading or trading in violation of the Fund’s trading restrictions may occur despite the Fund’s efforts to prevent them.

• Effective April 2, 2007, the “Reinstatement Privileges” described in the Fund’s prospectus are eliminated.

5

FUND AT A GLANCE

as of October 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Sub-Advisor:

• Tattersall Advisory Group, Inc.

Portfolio Managers:

• Gary Pzegeo, CFA

• Douglas Williams, CFA

• Noel McElreath, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2006.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 11/30/1972

	Class A	Class B	Class C	Class I
Class inception date	5/20/2005	5/20/2005	5/20/2005	11/30/1972

Nasdaq symbol	EKDLX	EKDMX	EKDCX	EKDYX

6-month return with sales charge	-0.88%	-1.32%	2.68%	N/A

6-month return w/o sales charge	4.05%	3.68%	3.68%	4.20%

Average annual return*

1-year with sales charge	0.11%	-0.63%	3.34%	N/A

1-year w/o sales charge	5.07%	4.33%	4.33%	5.37%

5-year	4.92%	5.42%	5.73%	6.04%

10-year	5.81%	6.22%	6.22%	6.38%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class I prior to 5/23/2005 is based on the performance of the fund’s predecessor closed-end fund, Vestaur Securities Fund. Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not, and Vestaur Securities Fund did not, pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

The advisor is waiving a portion of its advisory fee and reimbursing a portion of the 12b-1 fee for Class A. Had the fees not been waived or reimbursed, returns would have been lower.

6

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Diversified Bond Fund Class A shares versus a similar investment in the Evergreen Diversified Bond Blended Index (EDBBI), the Lehman Brothers Corporate Bond Index (LBCBI), the Merrill Lynch High Yield, Cash Pay, BB-B Index† (MLHYCPBB-B) and the Consumer Price Index (CPI).

The EDBBI, the LBCBI and the MLHYCPBB-B are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The Evergreen Diversified Bond Blended Index is composed of the following indexes: LBCBI (80%) and MLHYCPBB-B (20%).

† Copyright 2006. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of October 31, 2006, and subject to change.

7

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2006 to October 31, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	5/1/2006	10/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,040.54	$ 4.89
Class B	$ 1,000.00	$ 1,036.80	$ 8.57
Class C	$ 1,000.00	$ 1,036.80	$ 8.57
Class I	$ 1,000.00	$ 1,042.00	$ 3.45
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.42	$ 4.84
Class B	$ 1,000.00	$ 1,016.79	$ 8.49
Class C	$ 1,000.00	$ 1,016.79	$ 8.49
Class I	$ 1,000.00	$ 1,021.83	$ 3.41

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.95% for Class A, 1.67% for Class B, 1.67% for Class C and 0.67% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Six Months Ended	Year Ended	Year Ended
	October 31, 2006	April 30,	November 30,
CLASS A	(unaudited)	2006[1]	2005[2,3]

Net asset value, beginning of period	$14.25	$ 14.53	$14.83

Income from investment operations
Net investment income (loss)	0.39	0.33	0.41[4]
Net realized and unrealized gains or losses on investments	0.18	(0.27)	(0.28)

Total from investment operations	0.57	0.06	0.13

Distributions to shareholders from
Net investment income	(0.42)	(0.34)	(0.43)

Net asset value, end of period	$14.40	$ 14.25	$14.53

Total return[5]	4.05%	0.43%	0.89%

Ratios and supplemental data
Net assets, end of period (thousands)	$205,276	$213,268	$226,450
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.95%[6]	0.96%[6]	0.97%[6]
Expenses excluding waivers/reimbursements and expense reductions	1.17%[6]	1.19%[6]	1.15%[6]
Net investment income (loss)	5.51%[6]	5.43%[6]	5.28%[6]
Portfolio turnover rate	21%	30%	55%

1 For the five months ended April 30, 2006. The Fund changed its fiscal year end from November 30 to April 30, effective April 30, 2006.

2 Effective at the close of business on May 20, 2005, the Fund acquired the net assets of Vestaur Securities Fund. Vestaur Securities Fund became the accounting and performance survivor in this transaction . Class A shares of Vestaur Securities Fund did not exist prior to the transaction. As a result, accounting and performance information for Class A shares commenced on May 20, 2005.

3 For the period from May 20, 2005 (commencement of class operations), to November 30, 2005.

4 Net investment income (loss) per share is based on average shares outstanding during the period.

5 Excluding applicable sales charges

6 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended	Year Ended
	October 31, 2006	April 30,	November 30,
CLASS B	(unaudited)	2006[1]	2005[2,3]

Net asset value, beginning of period	$14.25	$14.53	$14.83

Income from investment operations
Net investment income (loss)	0.34	0.28	0.36[4]
Net realized and unrealized gains or losses on investments	0.18	(0.26)	(0.28)

Total from investment operations	0.52	0.02	0.08

Distributions to shareholders from
Net investment income	(0.37)	(0.30)	(0.38)

Net asset value, end of period	$14.40	$14.25	$14.53

Total return[5]	3.68%	0.14%	0.52%

Ratios and supplemental data
Net assets, end of period (thousands)	$16,899	$18,277	$20,439
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.67%[6]	1.67%[6]	1.67%[6]
Expenses excluding waivers/reimbursements and expense reductions	1.86%[6]	1.89%[6]	1.85%[6]
Net investment income (loss)	4.78%[6]	4.72%[6]	4.58%[6]
Portfolio turnover rate	21%	30%	55%

1 For the five months ended April 30, 2006. The Fund changed its fiscal year end from November 30 to April 30, effective April 30, 2006.

2 Effective at the close of business on May 20, 2005, the Fund acquired the net assets of Vestaur Securities Fund. Vestaur Securities Fund became the accounting and performance survivor in this transaction . Class B shares of Vestaur Securities Fund did not exist prior to the transaction . As a result, accounting and performance information for Class B shares commenced on May 20, 2005.

3 For the period from May 20, 2005 (commencement of class operations), to November 30, 2005.

4 Net investment income (loss) per share is based on average shares outstanding during the period.

5 Excluding applicable sales charges

6 Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended	Year Ended
	October 31, 2006	April 30,	November 30,
CLASS C	(unaudited)	2006[1]	2005[2,3]

Net asset value, beginning of period	$14.25	$14.53	$14.83

Income from investment operations
Net investment income (loss)	0.34	0.28	0.36[4]
Net realized and unrealized gains or losses on investments	0.18	(0.26)	(0.28)

Total from investment operations	0.52	0.02	0.08

Distributions to shareholders from
Net investment income	(0.37)	(0.30)	(0.38)

Net asset value, end of period	$14.40	$14.25	$14.53

Total return[5]	3.68%	0.14%	0.52%

Ratios and supplemental data
Net assets, end of period (thousands)	$24,788	$25,972	$27,764
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.67%[6]	1.67%[6]	1.67%[6]
Expenses excluding waivers/reimbursements and expense reductions	1.86%[6]	1.89%[6]	1.85%[6]
Net investment income (loss)	4.79%[6]	4.72%[6]	4.58%[6]
Portfolio turnover rate	21%	30%	55%

1 For the five months ended April 30, 2006. The Fund changed its fiscal year end from November 30 to April 30, effective April 30, 2006.

2 Effective at the close of business on May 20, 2005, the Fund acquired the net assets of Vestaur Securities Fund. Vestaur Securities Fund became the accounting and performance survivor in this transaction. Class C shares of Vestaur Securities Fund did not exist prior to the transaction. As a result, accounting and performance information for Class C shares commenced on May 20, 2005.

3 For the period from May 20, 2005 (commencement of class operations), to November 30, 2005.

4 Net investment income (loss) per share is based on average shares outstanding during the period.

5 Excluding applicable sales charges

6 Annualized

See Notes to Financial Statements

11

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended	Year Ended November 30,
	October 31, 2006	April 30,
CLASS I	(unaudited)	2006[1]	2005[2]	2004[2]	2003[2]	2002[2,3]	2001[2]

Net asset value, beginning of period	$14.25	$14.53	$ 15.14	$ 15.14	$14.27	$ 14.88	$ 14.50

Income from investment operations
Net investment income (loss)	0.41[4]	0.34	0.79[4]	0.93	0.95	1.00	1.10
Net realized and unrealized gains or losses
on investments	0.18	(0.26)	(0.41)	0.02	0.91	(0.56)	0.39

Total from investment operations	0.59	0.08	0.38	0.95	1.86	0.44	1.49

Distributions to shareholders from
Net investment income	(0.44)	(0.36)	(0.86)	(0.95)	(0.99)	(1.05)	(1.11)
Tax basis return of capital	0	0	(0.13)[5]	0	0	0	0

Total distributions to shareholders	(0.44)	(0.36)	(0.99)	(0.95)	(0.99)	(1.05)	(1.11)

Net asset value, end of period	$14.40	$14.25	$ 14.53	$ 15.14	$15.14	$ 14.27	$ 14.88

Total return	4.20%	0.55%	2.82%	6.47%	13.43%	3.06%	10.67%

Ratios and supplemental data
Net assets, end of period (thousands)	$58,956	$61,711	$65,893	$97,235	$97,277	$91,666	$94,577
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.67%[6]	0.67%[6]	0.79%	0.94%	0.91%	1.01%	0.98%
Expenses excluding waivers/reimbursements
and expense reductions	0.86%[6]	0.89%[6]	0.88%	0.97%	0.94%	1.01%	0.98%
Net investment income (loss)	5.78%[6]	5.72%[6]	5.50%	6.10%	6.43%	6.96%	7.43%
Portfolio turnover rate	21%	30%	55%	23%	45%	40%	63%

1 For the five months ended April 30, 2006. The Fund changed its fiscal year end from November 30 to April 30, effective April 30, 2006.

2 Effective at the close of business on May 20, 2005, the Fund acquired the net assets of Vestaur Securities Fund. Vestaur Securities Fund became the accounting and performance survivor in this transaction . The financial highlights for the periods prior to May 23, 2005 are those of Vestaur Securities Fund. The per share information has been restated to give effect to this transaction . Total return performance reflects the total return of Vestaur Securities Fund based on its net asset value.

3 As required, effective December 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium and accreting discount on its fixed-income securities. The effects of this change for the year ended November 30, 2002 were a decrease in net investment income per share of $0.03; an increase in net realized gains or losses per share of $0.03; and a decrease in the ratio of net investment income to average net assets of 0.25%. The above per share information, ratios and supplemental data for the period prior to December 1, 2001 have not been restated to reflect this change in presentation.

4 Net investment income (loss) per share is based on average shares outstanding during the period.

5 Return on capital relates to former Vestaur Securities Fund shareholders and is based on average shares outstanding from December 1, 2004 through May 20, 2005.

6 Annualized

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS

October 31, 2006 (unaudited)

	Principal
	Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 1.5%
FIXED-RATE 1.5%
FHLMC, Ser. M009, Class A, 5.40%, 10/15/2021 ## (cost $4,629,399)	$ 4,624,774	$4,649,517

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 0.2%
FIXED-RATE 0.2%
FNMA:
Ser. 2002-T12, Class A3, 7.50%, 05/25/2042	23,573	24,593
Ser. 2002-T19, Class A3, 7.50%, 07/25/2042	378,275	394,535
Ser. 2003-W4, Class 4A, 7.50%, 10/25/2042	257,279	267,576

Total Agency Mortgage-Backed Collateralized Mortgage Obligations
(cost $709,996)		686,704

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 0.5%
FIXED-RATE 0.5%
FHLMC:
6.00%, 01/01/2032	7,687	7,765
6.50%, 09/25/2043	149,723	152,642
7.50%, 09/01/2013 - 08/25/2042	238,269	247,713
9.00%, 12/01/2016	166,435	177,011
9.50%, 12/01/2022	26,241	28,367
FNMA:
9.00%, 02/01/2025 - 09/01/2030	255,285	275,810
10.00%, 09/01/2010 - 04/01/2021	117,217	129,173
GNMA:
8.00%, 03/15/2022 - 08/15/2024	89,512	94,827
8.25%, 05/15/2020	73,639	78,492
8.50%, 09/15/2024 - 01/15/2027	85,285	92,074
9.00%, 12/15/2019	62,194	66,899
9.50%, 09/15/2019	24,806	27,117
10.00%, 01/15/2019 - 03/15/2020	43,346	48,296

Total Agency Mortgage-Backed Pass Through Securities (cost $1,398,799)		1,426,186

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH
SECURITIES 0.2%
FNMA:
Ser. 2003-W1, Class 2A, 7.50%, 12/25/2042	381,115	398,143
Ser. 2003-W2, Class 1A3, 7.50%, 07/25/2042	131,101	137,084

Total Agency Reperforming Mortgage-Backed Pass Through Securities
(cost $549,533)		535,227

ASSET-BACKED SECURITIES 2.7%
Capmark, Ltd., Ser 2006-7A, Class B, 5.82%, 08/15/2036 144A	500,000	501,915
Credit Suisse First Boston Mtge. Securities Corp., Ser. 1996-2,
Class A-6, 7.18%, 02/25/2018	74,622	74,353
GE Capital Mtge. Svcs., Inc., Ser. 1999-H, Class A-7, 6.27%, 04/25/2029	307,972	308,862
Nautilus RMBS CDO, Ltd., Ser. 2005-1A, Class A3, FRN, 6.87%,
07/07/2040 144A	3,299,905	3,308,319
Oakwood Mtge. Investors, Inc., Ser. 1996-C, Class A5, 7.35%, 04/15/2027	617,475	618,279

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)

	Principal
	Amount	Value

ASSET-BACKED SECURITIES continued
Railcar Leasing, LLC, Ser. 1, Class A-2, 7.125%, 01/15/2013 144A	$ 2,375,440	$2,484,247
Trapeza CDO, LLC, Ser. 2004-7A, Class B1, FRN, 6.93%, 01/25/2035 144A	1,000,000	1,015,500

Total Asset-Backed Securities (cost $8,419,109)		8,311,475

COMMERCIAL MORTGAGE-BACKED SECURITIES 4.9%
FIXED-RATE 4.9%
Banc of America Comml. Mtge., Inc., Ser. 2000-2, Class F, 7.92%, 09/15/2032	3,000,000	3,269,728
Banc of America Mtge. Securities, Inc., Ser. 2003-7, Class B6, 4.75%,
09/25/2018	255,249	139,090
JPMorgan Chase & Co. Comml. Mtge. Securities Corp., Ser. 2001-CIBC, Class C,
6.63%, 03/15/2033	5,000,000	5,272,687
LB-UBS Comml. Mtge. Trust, Ser. 2001-C2, Class C, 6.975%, 09/15/2034	4,000,000	4,282,987
Morgan Stanley Capital I, Inc., Ser. 2001-TOP5, Class G, 6.00%,
10/15/2035 144A	1,042,000	1,074,469
Prima Capital Securitization, Ltd., Ser. 2006, Class D, 6.29%, 10/03/2048 #	1,085,000	1,084,973

Total Commercial Mortgage-Backed Securities (cost $14,081,166)		15,123,934

CORPORATE BONDS 72.7%
CONSUMER DISCRETIONARY 8.0%
Automobiles 0.3%
DaimlerChrysler AG, 7.45%, 03/01/2027	939,000	1,011,534

Diversified Consumer Services 0.2%
Service Corporation International:
7.70%, 04/15/2009	250,000	265,778
8.00%, 06/15/2017 144A	300,000	291,000

		556,778

Hotels, Restaurants & Leisure 2.0%
Darden Restaurants, Inc., 7.125%, 02/01/2016	500,000	536,289
Festival Fun Parks, LLC, 10.875%, 04/15/2014	150,000	148,125
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	300,000	289,500
Las Vegas Sands Corp., 6.375%, 02/15/2015	300,000	283,500
McDonald’s Corp., 7.31%, 09/15/2027	4,200,000	4,265,171
MGM MIRAGE, 5.875%, 02/27/2014	300,000	276,375
Seneca Gaming Corp., 7.25%, 05/01/2012	200,000	202,250
Town Sports International, Inc., 9.625%, 04/15/2011	160,000	169,600

		6,170,810

Household Durables 0.3%
Centex Corp., 7.875%, 02/01/2011	500,000	542,085
Hovnanian Enterprises, Inc., 6.50%, 01/15/2014	300,000	284,625

		826,710

Media 3.5%
Comcast Corp., 5.90%, 03/15/2016	2,000,000	2,016,578
Cox Communications, Inc., 7.875%, 08/15/2009	2,000,000	2,125,018
CSC Holdings, Inc., 7.625%, 04/01/2011	150,000	152,062
Lamar Media Corp., 6.625%, 08/15/2015	500,000	483,750
Lin TV Corp., 6.50%, 05/15/2013	250,000	238,437

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Media continued
Mediacom Broadband, LLC, 8.50%, 10/15/2015 144A	$100,000	$100,375
Mediacom Communications Corp., 9.50%, 01/15/2013	300,000	309,375
MediaNews Group, Inc., 6.375%, 04/01/2014	300,000	265,875
News America Holdings, Inc., 7.70%, 10/30/2025	2,000,000	2,253,720
R.H. Donnelley Corp., 10.875%, 12/15/2012	300,000	329,625
Shaw Communications, Inc., Class B, 7.20%, 12/15/2011	75,000	77,438
Time Warner, Inc., 9.125%, 01/15/2013 (h)	2,000,000	2,338,150

		10,690,403

Multi-line Retail 0.0%
Neiman Marcus Group, Inc., 9.00%, 10/15/2015	100,000	107,750

Specialty Retail 1.4%
Central Garden & Pet Co., 9.125%, 02/01/2013	300,000	315,000
Home Depot, Inc., 5.40%, 03/01/2016 (p)	3,500,000	3,500,987
Payless ShoeSource, Inc., 8.25%, 08/01/2013	300,000	307,500
United Auto Group, Inc., 9.625%, 03/15/2012	300,000	317,625

		4,441,112

Textiles, Apparel & Luxury Goods 0.3%
Levi Strauss & Co., 9.75%, 01/15/2015	250,000	266,250
Oxford Industries, Inc., 8.875%, 06/01/2011	250,000	257,813
Warnaco Group, Inc., 8.875%, 06/15/2013	275,000	288,750

		812,813

CONSUMER STAPLES 4.0%
Beverages 0.3%
Anheuser-Busch Companies, Inc., 6.80%, 01/15/2031	500,000	561,372
Panamerican Beverages, Inc., 7.25%, 07/01/2009	500,000	521,250

		1,082,622

Food & Staples Retailing 1.1%
Alimentation Couche-Tard, Inc., 7.50%, 12/15/2013	500,000	515,000
Ingles Markets, Inc., 8.875%, 12/01/2011	300,000	314,250
Rite Aid Corp., 8.125%, 05/01/2010	300,000	304,500
Safeway, Inc., 7.25%, 02/01/2031 (p)	1,500,000	1,652,790
SUPERVALU, Inc., 7.50%, 11/15/2014	250,000	255,542
Wal-Mart Stores, Inc., 8.85%, 01/02/2015	300,000	352,881

		3,394,963

Food Products 1.1%
B&G Foods Holdings Corp., 8.00%, 10/01/2011	300,000	306,750
Corn Products International, Inc., 8.45%, 08/15/2009	2,000,000	2,149,054
Dean Foods Co., 6.625%, 05/15/2009	500,000	506,250
Del Monte Foods Co., 6.75%, 02/15/2015	300,000	295,125

		3,257,179

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER STAPLES continued
Household Products 1.5%
Church & Dwight Co., Inc., 6.00%, 12/15/2012	$300,000	$288,375
Procter & Gamble Co., 6.875%, 09/15/2009	4,000,000	4,192,232

		4,480,607

ENERGY 6.2%
Energy Equipment & Services 0.2%
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	450,000	421,312
Offshore Logistics, Inc., 6.125%, 06/15/2013	300,000	279,750

		701,062

Oil, Gas & Consumable Fuels 6.0%
Canadian Natural Resources, Ltd., 6.50%, 02/15/2037	2,000,000	2,060,426
Chesapeake Energy Corp., 6.875%, 01/15/2016	300,000	299,250
El Paso Corp., 7.75%, 06/01/2013	300,000	309,000
Exco Resources, Inc., 7.25%, 01/15/2011	300,000	290,250
Ferrellgas Partners, LP, 6.75%, 05/01/2014	160,000	156,800
Forest Oil Corp., 7.75%, 05/01/2014	175,000	176,750
Kinder Morgan Energy Partners, LP, 5.125%, 11/15/2014	2,500,000	2,390,475
New Grade Energy, Inc., 10.05%, 08/31/2007	1,460,109	1,500,262
Occidental Petroleum Corp., 8.45%, 02/15/2029	2,150,000	2,865,511
Peabody Energy Corp., 6.875%, 03/15/2013	300,000	306,000
Pennzoil Co., 10.125%, 11/15/2009	1,500,000	1,687,932
Plains All American Pipeline, LP, 7.75%, 10/15/2012	4,000,000	4,409,588
Plains Exploration & Production Co., 8.75%, 07/01/2012	400,000	427,000
Sunoco, Inc., 9.00%, 11/01/2024	500,000	669,421
Targa Resources, Inc., 8.50%, 11/01/2013 144A	100,000	100,250
Tesoro Corp., 6.625%, 11/01/2015 144A	300,000	293,625
Williams Cos., 7.125%, 09/01/2011	300,000	311,250

		18,253,790

FINANCIALS 32.8%
Capital Markets 5.6%
Allied Capital Corp., 6.15%, 10/13/2010 (h) +	4,000,000	3,963,200
American Capital Strategies, Ltd., Ser. A, 5.92%, 09/01/2009 (h) +	3,500,000	3,424,050
Goldman Sachs Group, Inc., 5.35%, 01/15/2016 (p)	4,000,000	3,958,584
Mellon Capital II, Ser. B, 8.00%, 01/15/2027	3,500,000	3,650,006
Morgan Stanley Group, Inc., 6.75%, 04/15/2011	2,000,000	2,118,162

		17,114,002

Commercial Banks 6.3%
BankAmerica Capital II, 8.00%, 12/15/2026	1,000,000	1,041,205
BT Capital Trust, Ser. B, 7.90%, 01/15/2027	271,000	281,087
Citicorp Lease Trust, 8.04%, 12/15/2019 144A	3,500,000	4,165,294
FBOP Corp., 10.00%, 01/15/2009 144A (h)	4,000,000	4,280,000
First Empire Capital Trust I, 8.23%, 02/01/2027	4,300,000	4,495,775
First Tennessee Capital II, Ser. B, 6.30%, 04/15/2034	500,000	487,563

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Commercial Banks continued
Firstar Capital Trust I, Ser. B, 8.32%, 12/15/2026	$500,000	$522,223
Investors Capital Trust I, Ser. B, 9.77%, 02/01/2027	885,000	963,038
TD Banknorth, Inc., 7.625%, 06/15/2011	1,000,000	1,094,765
Zions Bancorp., 6.00%, 09/15/2015	2,000,000	2,054,730

		19,385,680

Consumer Finance 8.2%
Capital One Financial Corp., 6.25%, 11/15/2013	500,000	521,481
Duke Capital, LLC., 6.25%, 02/15/2013	2,000,000	2,076,394
Ford Motor Credit Co.:
6.50%, 01/25/2007 (p)	2,000,000	1,998,140
7.375%, 10/28/2009	2,000,000	1,948,020
General Motors Acceptance Corp., 6.875%, 09/15/2011	300,000	302,368
HSBC American Capital Trust I, 7.81%, 12/15/2026 144A	2,000,000	2,081,554
HSBC Finance Corp., 7.00%, 05/15/2012	2,500,000	2,709,355
International Lease Finance Corp., 5.00%, 04/15/2010	3,000,000	2,978,769
MBNA Corp., Ser. A, 8.28%, 12/01/2026	1,750,000	1,825,012
Ohio National Financial Services, Inc., 6.35%, 04/01/2013 144A	5,000,000	5,196,140
Qwest Capital Funding, Inc., 6.50%, 11/15/2018	300,000	276,000
Sprint Capital Corp., 8.75%, 03/15/2032	2,500,000	3,097,530

		25,010,763

Diversified Financial Services 4.2%
Arch Western Finance, LLC, 6.75%, 07/01/2013	250,000	242,500
BT Institutional Capital Trust, Ser. A, 8.09%, 12/01/2026 144A	1,000,000	1,041,976
ERAC USA Finance Co., 8.00%, 01/15/2011 144A	2,165,000	2,373,394
National Rural Utilities Cooperative Finance Corp., 7.25%, 03/01/2012	500,000	547,286
Pemex Project Funding Master Trust, 9.25%, 03/30/2018 (p)	600,000	748,500
Prudential Holdings, LLC, Ser. C, 8.70%, 12/18/2023 144A	3,000,000	3,709,869
Zurich Regcaps Funding Trust V, 8.38%, 06/01/2037 144A	4,000,000	4,203,704

		12,867,229

Insurance 3.4%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	300,000	312,750
Nationwide Financial Services, Inc., 8.00%, 03/01/2027	500,000	521,845
North Front Passthru Trust, 5.81%, 12/15/2024 144A	4,500,000	4,478,715
Oil Insurance, Ltd., Ser. A, 7.56%, 12/29/2049 144A	3,000,000	3,131,094
Transatlantic Holdings, Inc., 5.75%, 12/14/2015	2,000,000	1,987,968

		10,432,372

Real Estate Investment Trusts 3.9%
Camden Property Trust, 5.00%, 06/15/2015	3,500,000	3,364,746
Colonial Realty, Ltd., 6.25%, 06/15/2014	500,000	511,793
FelCor Lodging Trust, Inc., 7.625%, 10/01/2007	300,000	306,000
Health Care Property Investors, Inc., 6.00%, 03/01/2015	4,000,000	4,000,052
HRPT Properties Trust, 6.40%, 02/15/2015	500,000	521,315

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Real Estate Investment Trusts continued
iStar Financial, Inc., 5.70%, 03/01/2014	$ 2,500,000	$2,493,622
Thornburg Mortgage, Inc., 8.00%, 05/15/2013	605,000	598,950
Ventas, Inc., 7.125%, 06/01/2015	250,000	258,438

		12,054,916

Real Estate Management & Development 0.7%
CB Richard Ellis Group, Inc., 9.75%, 05/15/2010	130,000	139,100
Westfield Group Australia, 5.70%, 10/01/2016 144A	2,000,000	2,006,942

		2,146,042

Thrifts & Mortgage Finance 0.5%
Dime Capital Trust I, 9.33%, 05/06/2027	500,000	531,968
Washington Mutual Capital I, 8.375%, 06/01/2027	850,000	894,822

		1,426,790

HEALTH CARE 5.1%
Health Care Providers & Services 2.8%
CIGNA Corp., 8.30%, 01/15/2033	500,000	613,499
HCA, Inc., 6.375%, 01/15/2015	210,000	168,525
Laboratory Corp. of America Holdings, 5.625%, 12/15/2015	2,000,000	1,983,008
Omnicare, Inc., 6.125%, 06/01/2013	125,000	119,687
Triad Hospitals, Inc., 7.00%, 11/15/2013	450,000	439,875
UnitedHealth Group, Inc., 5.25%, 03/15/2011	2,000,000	1,998,710
Universal Health Services, Inc., 7.125%, 06/30/2016	3,000,000	3,191,205

		8,514,509

Pharmaceuticals 2.3%
Abbott Laboratories, 5.60%, 05/15/2011	5,000,000	5,100,955
Teva Pharmaceutical, LLC, 5.55%, 02/01/2016	2,000,000	1,972,414

		7,073,369

INDUSTRIALS 2.7%
Aerospace & Defense 0.2%
Lockheed Martin Corp., 8.20%, 12/01/2009	500,000	543,450

Air Freight & Logistics 0.8%
FedEx Corp., 9.65%, 06/15/2012	1,800,000	2,167,898
PHI, Inc., 7.125%, 04/15/2013 144A	350,000	332,500

		2,500,398

Airlines 0.5%
Continental Airlines, Inc., Ser. 2000-2, Class A1, 7.71%, 04/02/2021	745,675	805,795
Northwest Airlines Corp., 6.84%, 10/01/2012 (h)	850,000	843,094

		1,648,889

Commercial Services & Supplies 0.4%
Adesa, Inc., 7.625%, 06/15/2012	200,000	199,500
Corrections Corporation of America, 6.25%, 03/15/2013	300,000	294,000

See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Commercial Services & Supplies continued
Geo Group, Inc., 8.25%, 07/15/2013	$ 450,000	$455,625
Mobile Mini, Inc., 9.50%, 07/01/2013	162,000	174,555

		1,123,680

Machinery 0.4%
Case New Holland, Inc., 9.25%, 08/01/2011	300,000	319,875
Manitowoc Co., Inc., 7.125%, 11/01/2013	200,000	201,000
Terex Corp., 7.375%, 01/15/2014	100,000	102,000
Toro Co., 7.80%, 06/15/2027	500,000	573,509

		1,196,384

Road & Rail 0.3%
Avis Budget Car Rental, LLC, 7.625%, 05/15/2014 144A	300,000	294,750
Union Pacific Corp., 6.625%, 02/01/2029	500,000	551,799

		846,549

Trading Companies & Distributors 0.1%
United Rentals, Inc., 6.50%, 02/15/2012	300,000	294,000

INFORMATION TECHNOLOGY 0.2%
IT Services 0.2%
Iron Mountain, Inc., 8.625%, 04/01/2013	200,000	207,000
SunGard Data Systems, Inc., 4.875%, 01/15/2014	250,000	216,250
Unisys Corp., 8.00%, 10/15/2012	300,000	287,250

		710,500

MATERIALS 3.1%
Chemicals 0.6%
Equistar Chemicals, LP, 10.625%, 05/01/2011	600,000	645,000
Lyondell Chemical Co., 10.50%, 06/01/2013	300,000	331,500
Scotts Co., 6.625%, 11/15/2013	300,000	297,750
Tronox Worldwide, LLC, 9.50%, 12/01/2012	300,000	311,250
Westlake Chemical Corp., 6.625%, 01/15/2016	300,000	288,750

		1,874,250

Containers & Packaging 0.3%
Crown Americas, Inc., 7.75%, 11/15/2015	300,000	309,375
Sealed Air Corp., 6.875%, 07/15/2033 144A	500,000	504,829

		814,204

Metals & Mining 0.2%
United States Steel Corp., 10.75%, 08/01/2008	424,000	458,980

Paper & Forest Products 2.0%
Boise Cascade, LLC, 7.125%, 10/15/2014	300,000	284,250
Bowater, Inc., 6.50%, 06/15/2013	150,000	133,875
Buckeye Technologies, Inc., 8.50%, 10/01/2013	450,000	460,125

See Notes to Financial Statements

19

SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Paper & Forest Products continued
International Paper Co.:
6.875%, 04/15/2029 (p)	$790,000	$823,265
7.35%, 11/01/2025	2,000,000	2,175,878
Plum Creek Timber Co., Inc., 5.875%, 11/15/2015	1,500,000	1,486,515
Verso Paper Holdings, LLC:
9.125%, 08/01/2014 144A	175,000	178,500
11.375%, 08/01/2016 144A	100,000	102,000
Weyerhaeuser Co., 7.95%, 03/15/2025	547,000	588,437

		6,232,845

TELECOMMUNICATION SERVICES 3.9%
Diversified Telecommunication Services 2.6%
AT&T, Inc., 5.30%, 11/15/2010	3,000,000	3,007,161
Citizens Communications Co., 6.25%, 01/15/2013	300,000	294,000
GTE Corp., 7.90%, 02/01/2027	1,000,000	1,043,265
Insight Midwest, LP, 10.50%, 11/01/2010	300,000	311,250
Level 3 Communications, Inc., 6.375%, 10/15/2015	300,000	297,000
Qwest Communications International, Inc., 7.875%, 09/01/2011	300,000	319,125
Telus Corp., 8.00%, 06/01/2011	500,000	552,010
Verizon Communications, Inc., 6.125%, 01/15/2013 (p)	2,000,000	2,035,008

		7,858,819

Wireless Telecommunication Services 1.3%
Cingular Wireless, 8.125%, 05/01/2012	800,000	903,955
Nextel Partners, Inc., 8.125%, 07/01/2011 (h)	3,000,000	3,165,000

		4,068,955

UTILITIES 6.7%
Electric Utilities 3.2%
AEP Texas Central Co., 5.50%, 02/15/2013	3,000,000	3,112,350
Edison International, 7.73%, 06/15/2009	300,000	313,500
El Paso Electric Co., 7.80%, 08/01/2031	175,000	183,313
NRG Energy, Inc., 7.25%, 02/01/2014	300,000	304,125
PPL Electric Utilities Corp., 4.30%, 06/01/2013	535,000	503,805
Progress Energy, Inc., 6.85%, 04/15/2012	3,000,000	3,215,607
Reliant Energy, Inc., 6.75%, 12/15/2014	300,000	287,625
Southern Co., 4.875%, 07/15/2015	2,000,000	1,900,654

		9,820,979

Independent Power Producers & Energy Traders 0.3%
AES Corp., 7.75%, 03/01/2014	300,000	315,750
Dynegy, Inc., 8.375%, 05/01/2016	300,000	309,750
Tenaska, Inc., 7.00%, 06/30/2021 144A	290,760	289,258

		914,758

See Notes to Financial Statements

20

SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
UTILITIES continued
Multi-Utilities 3.2%
CMS Energy Corp., 7.50%, 01/15/2009	$ 300,000	$309,750
Dominion Resources Capital Trust I, 7.83%, 12/01/2027	500,000	520,905
Dominion Resources, Inc., 5.95%, 06/15/2035	3,000,000	2,973,291
MidAmerican Energy Holdings Co., 8.48%, 09/15/2028	3,000,000	3,857,703
NiSource, Inc., 7.875%, 11/15/2010	2,000,000	2,164,086

		9,825,735

Total Corporate Bonds (cost $222,329,685)		222,547,180

FOREIGN BONDS - GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) 1.8%
Mexico, 8.00%, 12/07/2023 MXN	27,500,000	2,516,400
Sweden, 5.00%, 01/28/2009 SEK	21,700,000	3,100,094

Total Foreign Bonds - Government (Principal Amount Denominated in
Currency Indicated) (cost $5,536,623)		5,616,494

COLLATERALIZED MORTGAGE OBLIGATIONS 0.1%
Mastr Reperforming Loan Trust, Ser. 2006-2, Class B3, 5.89%, 05/25/2036 144A
(cost $414,332)	$ 440,413	418,313

MUNICIPAL OBLIGATIONS 0.2%
HOUSING 0.2%
Virginia HDA RB, Ser. J, 6.75%, 12/01/2021 (cost $538,378)	500,000	531,450

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Notes, 4.875%, 08/15/2016 (p) (cost $200,063)	200,000	204,219

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE
OBLIGATIONS 0.2%
Financial Asset Securitization, Inc., Ser. 1997-NAM2, Class B-2, 7.88%,
07/25/2027 (cost $474,187)	461,601	460,485

YANKEE OBLIGATIONS - CORPORATE 10.7%
CONSUMER DISCRETIONARY 0.1%
Media 0.1%
National Cable plc, 9.125%, 08/15/2016	107,000	113,019
Rogers Cable, Inc., 5.50%, 03/15/2014	300,000	283,500

		396,519

FINANCIALS 6.8%
Commercial Banks 5.2%
Banco Bradesco SA, 8.75%, 10/24/2013 (p)	750,000	855,000
Barclays Bank plc, 8.55%, 09/29/2049 144A	4,000,000	4,511,812
BOI Capital Funding, 5.57%, 02/01/2049 144A	1,000,000	977,943
Royal Bank of Scotland Group plc, 9.12%, 03/31/2049	5,000,000	5,572,420
Standard Chartered plc, FRN, 5.56%, 07/29/2049	5,000,000	4,137,500

		16,054,675

See Notes to Financial Statements

21

SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)

	Principal
	Amount	Value

YANKEE OBLIGATIONS - CORPORATE continued
FINANCIALS continued
Consumer Finance 0.1%
NXP Funding, LLC, 7.875%, 10/15/2014 144A	$200,000	$204,000

Diversified Financial Services 1.5%
ING Groep NV, 5.78%, 12/29/2049	1,500,000	1,495,921
Preferred Term Securities, Ltd., FRN:
6.96%, 06/24/2034 144A	2,000,000	2,041,420
6.99%, 12/22/2036 144A	1,000,000	1,002,690

		4,540,031

INDUSTRIALS 0.2%
Industrial Conglomerates 0.2%
Tyco International Group SA, 6.375%, 10/15/2011	500,000	525,445

MATERIALS 0.8%
Chemicals 0.1%
NOVA Chemicals Corp., 6.50%, 01/15/2012	300,000	283,500

Metals & Mining 0.7%
Alcan, Inc., 6.125%, 12/15/2033	2,000,000	1,994,060
Novelis, Inc., FRN, 8.25%, 02/15/2015 144A	300,000	288,000

		2,282,060

TELECOMMUNICATION SERVICES 2.8%
Diversified Telecommunication Services 2.5%
British Telecommunications plc, 8.875%, 12/15/2030	750,000	1,019,064
France Telecom SA, 8.50%, 03/01/2031	1,000,000	1,332,644
Telecom Italia Capital Corp.:
Ser. B, 5.25%, 11/15/2013	500,000	478,920
Ser. C, 6.375%, 11/15/2033	2,100,000	2,003,904
Telefonos De Mexico SA, 5.50%, 01/27/2015	3,000,000	2,937,705

		7,772,237

Wireless Telecommunication Services 0.3%
Vodafone Group plc, 7.75%, 02/15/2010	700,000	751,785

Total Yankee Obligations - Corporate (cost $33,451,214)		32,810,252

	Shares	Value

PREFERRED STOCKS 3.1%
FINANCIALS 2.0%
Consumer Finance 1.0%
General Electric Capital Corp.	120,000	3,086,400

Thrifts & Mortgage Finance 1.0%
Fannie Mae, Ser. O	55,000	2,987,187

See Notes to Financial Statements

22

SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)

	Shares	Value

PREFERRED STOCKS continued
TELECOMMUNICATION SERVICES 1.1%
Diversified Telecommunication Services 1.1%
Centaur Funding Corp.	2,880	$3,391,200

Total Preferred Stocks (cost $9,904,851)		9,464,787

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS 3.3%
U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bills:
4.78%, 11/16/2006 † ƒ	$ 50,000	49,900
4.80%, 11/16/2006 † ƒ	25,000	24,950
4.94%, 03/15/2007 † ƒ	100,000	98,186

		173,036

	Shares	Value

MUTUAL FUND SHARES 3.2%
Navigator Prime Portfolio (p)(p)	9,771,515	9,771,515

Total Short-Term Investments (cost $9,944,551)		9,944,551

Total Investments (cost $312,581,886) 102.2%		312,730,774
Other Assets and Liabilities (2.2%)		(6,812,148)

Net Assets 100.0%		$305,918,626

##         All or a portion of this security has been segregated for when-issued or delayed delivery securities.

144A     Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

#          When-issued or delayed delivery security

(p)        All or a portion of this security is on loan.

(h)        Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

+         Security is deemed illiquid and is valued using market quotations when readily available.

†         Rate shown represents the yield to maturity at date of purchase.

ƒ         All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.

(p)(p)   Represents investment of cash collateral received from securities on loan.

See Notes to Financial Statements

23

SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)

Summary of Abbreviations

CDO	Collateralized Debt Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
HDA	Housing Development Authority
MXN	Mexican Peso
RB	Revenue Bond
SEK	Swedish Krona

The following table shows the percent of total investment (excluding equity positions) by credit quality based on Moody’s and Standard & Poor’s ratings as of October 31, 2006:

AAA	5.2%
AA	11.1%
A	29.9%
BBB	38.6%
BB	4.2%
B	6.7%
NR	4.3%

100.0%

The following table shows the percentage of total investments (excluding equity positions) based on effective maturity as of October 31, 2006:

Less than 1 year	1.3%
1 to 3 year(s)	7.9%
3 to 5 years	16.6%
5 to 10 years	35.0%
10 to 20 years	9.4%
20 to 30 years	23.0%
Greater than 30 years	6.8%

100.0%

See Notes to Financial Statements

24

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2006 (unaudited)

Assets
Investments in securities, at value (cost $312,581,886), including $9,604,792 of
securities loaned	$312,730,774
Cash	592,404
Receivable for securities sold	1,999,032
Principal paydown receivable	906
Receivable for Fund shares sold	61,108
Interest receivable	4,901,216
Receivable for daily variation margin on open futures contracts	72,188
Receivable for securities lending income	1,421
Receivable from advisor	1,923
Prepaid expenses and other assets	170,516

Total assets	320,531,488

Liabilities
Dividends payable	533,398
Payable for securities purchased	3,125,992
Payable for Fund shares redeemed	1,118,593
Payable for securities on loan	9,771,515
Due to related parties	2,639
Accrued expenses and other liabilities	60,725

Total liabilities	14,612,862

Net assets	$305,918,626

Net assets represented by
Paid-in capital	$366,143,540
Overdistributed net investment income	(2,322,966)
Accumulated net realized losses on investments	(58,242,401)
Net unrealized gains on investments	340,453

Total net assets	$305,918,626

Net assets consists of
Class A	$205,275,912
Class B	16,898,814
Class C	24,787,711
Class I	58,956,189

Total net assets	$305,918,626

Shares outstanding (unlimited number of shares authorized)
Class A	14,259,159
Class B	1,173,860
Class C	1,721,837
Class I	4,094,636

Net asset value per share
Class A	$14.40
Class A — Offering price (based on sales charge of 4.75%)	$15.12
Class B	$14.40
Class C	$14.40
Class I	$14.40

See Notes to Financial Statements

25

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2006 (unaudited)

Investment income
Interest (net of foreign withholding taxes of $7,368)	$9,684,476
Dividends	305,847
Income from affiliate	32,749
Securities lending	10,271

Total investment income	10,033,343

Expenses
Advisory fee	693,447
Distribution Plan expenses
Class A	311,808
Class B	87,880
Class C	125,925
Administrative services fee	154,992
Transfer agent fees	346,066
Trustees’ fees and expenses	4,595
Printing and postage expenses	32,918
Custodian and accounting fees	55,210
Registration and filing fees	35,132
Professional fees	9,075
Other	7,409

Total expenses	1,864,457
Less: Expense reductions	(5,532)
Expense reimbursements	(320,153)

Net expenses	1,538,772

Net investment income	8,494,571

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	(2,542,153)
Foreign currency related transactions	(758,895)
Futures contracts	306,024

Net realized losses on investments	(2,995,024)
Net change in unrealized gains or losses on investments	6,628,689

Net realized and unrealized gains or losses on investments	3,633,665

Net increase in net assets resulting from operations	$12,128,236

See Notes to Financial Statements

26

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2006		Year Ended
	(unaudited)		April 30, 2006 (a)

Operations
Net investment income		$8,494,571		$7,394,482
Net realized losses on investments		(2,995,024)		(227,633)
Net change in unrealized gains or losses
on investments		6,628,689		(5,662,815)

Net increase in net assets resulting from
operations		12,128,236		1,504,034

Distributions to shareholders from
Net investment income
Class A		(6,063,973)		(5,253,477)
Class B		(449,346)		(404,443)
Class C		(644,879)		(562,616)
Class I		(1,850,877)		(1,600,305)

Total distributions to shareholders		(9,009,075)		(7,820,841)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	184,392	2,619,439	144,276	2,070,261
Class B	86,661	1,228,860	100,885	1,459,444
Class C	94,307	1,339,178	58,582	844,966
Class I	22,765	327,456	18,562	258,081

		5,514,933		4,632,752

Net asset value of shares issued in
reinvestment of distributions
Class A	282,434	4,014,509	239,055	3,455,450
Class B	18,252	259,373	16,371	236,663
Class C	29,359	417,261	25,591	369,920
Class I	66,010	938,329	55,761	806,034

		5,629,472		4,868,067

Automatic conversion of Class B shares
to Class A shares
Class A	40,329	573,346	61,125	886,081
Class B	(40,329)	(573,346)	(61,125)	(886,081)

		0		0

Payment for shares redeemed
Class A	(1,218,644)	(17,287,152)	(1,062,385)	(15,375,165)
Class B	(173,708)	(2,461,733)	(180,144)	(2,605,437)
Class C	(224,984)	(3,189,045)	(172,278)	(2,493,838)
Class I	(326,012)	(4,635,708)	(278,405)	(4,026,585)

		(27,573,638)		(24,501,025)

Net decrease in net assets resulting
from capital share transactions		(16,429,233)		(15,000,206)

Total decrease in net assets		(13,310,072)		(21,317,013)
Net assets
Beginning of period		319,228,698		340,545,711

End of period	$ 305,918,626		$ 319,228,698

Overdistributed net investment income		$(2,322,966)		$(394,223)

(a) For the five months ended April 30, 2006. The Fund changed its fiscal year end from November 30 to April 30, effective April 30, 2006.

See Notes to Financial Statements

27

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended
	November 30, 2005 (a) (b)

Operations
Net investment income		$12,472,236
Net realized gains on investments		158,052
Net change in unrealized gains or losses on investments		(7,406,911)

Net increase in net assets resulting from operations		5,223,377

Distributions to shareholders from
Net investment income
Class A		(6,953,533)
Class B		(543,738)
Class C		(757,969)
Class I		(5,026,549)
Tax return of capital
Class I		(881,232)

Total distributions to shareholders		(14,163,021)

	Shares
Capital share transactions
Proceeds from shares sold
Class A	113,587	1,676,634
Class B	115,193	1,706,735
Class C	55,353	827,909
Class I	27,527	416,249

		4,627,527

Net asset value of shares issued in reinvestment of distributions
Class A	339,379	5,028,431
Class B	24,321	360,292
Class C	37,763	559,591
Class I	72,438	1,072,180

		7,020,494

Automatic conversion of Class B shares to Class A shares
Class A	49,845	737,264
Class B	(49,845)	(737,264)

		0

Payment for shares redeemed
Class A	(1,351,925)	(20,009,362)
Class B	(123,613)	(1,824,435)
Class C	(267,045)	(3,957,574)
Class I	(2,177,521)	(32,439,871)

		(58,231,242)

Net asset value of shares issued in acquisition
Class A	16,437,691	243,734,394
Class B	1,440,941	21,365,593
Class C	2,085,189	30,912,915
Class I	190,270	2,821,118

		298,834,020

Net increase in net assets resulting from capital share transactions		252,250,799

Total increase in net assets		243,311,155
Net assets
Beginning of period		97,234,556

End of period		$340,545,711

Overdistributed net investment income		$(189,584)

(a) For Class A, B, and C shares, for the period from May 20, 2005 (commencement of class operations), to November 30, 2005.

(b) Effective at the close of business on May 20, 2005, the Fund acquired the net assets of Vestaur Securities Fund. Vestaur Securities Fund became the accounting and performance survivor in this transaction. The information above for the period prior to May 23, 2005 is that of Vestaur Securities Fund.

See Notes to Financial Statements

28

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Diversified Bond Fund (the “Fund”) is a diversified series of Evergreen Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated

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in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Futures contracts

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

d. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

e. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

f. Credit default swaps

The Fund may enter into credit default swaps. Credit default swaps involve an exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of default or bankruptcy. Under the terms of the swap, one party acts as a “guarantor” and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Periodic

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payments are recorded as realized gains or losses. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

Swaps are marked-to-market daily based on quotations from market makers and any change in value is recorded as an unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security.

g. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

h. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

i. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

j. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid a fee at an annual rate of 2% of the Fund’s gross investment income plus an amount determined by applying percentage rates to the average daily net assets of the Fund, starting at 0.31% and declining to 0.16% as average daily net assets increase.

Effective October 1, 2006, Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, became the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

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NOTES TO FINANCIAL STATEMENTS (unaudited) continued

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended October 31, 2006, EIMC reimbursed other expenses in the amount of $290,903 and Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $29,250.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended October 31, 2006, the transfer agent fees were equivalent to an annual rate of 0.22% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares, and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended October 31, 2006, EIS received $3,524 from the sale of Class A and $19,195 and $1 in contingent deferred sales charges from redemption of Class B shares and Class C shares.

5. ACQUISITION

Effective at the close of business on May 20, 2005, the Fund acquired the net assets of Vestaur Securities Fund in a tax-free exchange for Class I shares of the Fund at an exchange ratio of 0.93. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $49,458. The aggregate net assets of the Fund and Vestaur Securities Fund immediately prior to the acquisition were $298,834,020 and $95,236,951, respectively. The aggregate net assets of the Fund immediately after the acquisition were $394,070,971. Vestaur Securities Fund was the accounting and performance survivor in this transaction.

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6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended October 31, 2006:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$ 7,490,703	$ 57,527,403	$11,470,197	$ 65,157,213

At October 31, 2006, the Fund had open long futures contracts outstanding as follows:

		Initial Contract	Value at
Expiration	Contracts	Amount	October 31, 2006	Unrealized Gain

December 2006	65 U.S. Treasury	$ 7,187,045	$ 7,322,656	$ 135,611
Bonds Futures
December 2006	50 U.S. Treasury	5,336,970	5,410,938	73,968
Notes Futures

During the six months ended October 30, 2006, the Fund loaned securities to certain brokers. At October 30, 2006, the value of securities on loan and the value of collateral (including accrued interest) amounted to $9,604,792 and $9,771,515, respectively.

At October 31, 2006, the Fund had the following open credit default swap contracts outstanding:

				Fixed
		Reference Debt	Notional	Payments	Frequency of
Expiration	Counterparty	Obligation	Amount	Made	Payments Made

9/15/2009	Morgan Stanley	Home Depot, Inc.	$ 3,000,000	0.24%	Quarterly
4/15/2011	JPMorgan	Yum Brands, Inc.	3,000,000	0.28%	Quarterly

				Fixed
		Reference Debt	Notional	Payments	Frequency of
Expiration	Counterparty	Obligation	Amount	Received	Payments Made

12/20/2011	Morgan Stanley	JC Penny	$ 3,000,000	0.44%	Quarterly

On October 31, 2006, the aggregate cost of securities for federal income tax purposes was $312,581,886. The gross unrealized appreciation and depreciation on securities based on tax cost was $6,557,406 and $6,408,518, respectively, with a net unrealized appreciation of $148,888.

As of April 30, 2006, the Fund had $53,490,338 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2007	2008	2009	2010	2013

$ 7,135,670	$ 22,702,312	$ 14,769,764	$ 4,586,980	$ 4,295,612

Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions. Utilization of these capital loss carryovers were limited during the the five months ended April 30, 2006 in accordance with income tax regulations.

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NOTES TO FINANCIAL STATEMENTS (unaudited) continued

For income tax purposes, capital and currency losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of April 30, 2006, the Fund incurred and elected to defer post-October capital and currency losses of $1,562,415 and $192,958, respectively.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended October 31, 2006, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% . During the six months ended October 31, 2006, the Fund had no borrowings.

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations

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NOTES TO FINANCIAL STATEMENTS (unaudited) continued

relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of

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Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

13. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

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ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2006, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Diversified Bond Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

Effective October 1, 2006, certain advisory personnel of EIMC were consolidated at TAG. In connection with the consolidation, the Board of Trustees approved a sub-advisory agreement with TAG. In approving that contract, the Trustees considered the factors described below, that the services previously provided by EIMC to the Fund would be provided by EIMC and TAG going forward, and that there would be no related change in the personnel managing the Fund or in the advisory fees paid by the Fund.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2005. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2005.

In spring 2006, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s

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ADDITIONAL INFORMATION (unaudited) continued

requests and the information provided by Lipper. In certain instances, the Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding brokerage practices of the funds, information regarding closed-end fund discounts to net asset value, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met in person with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the funds pay investment advisory fees, the total expense ratios of the funds, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Lipper showed the fees paid by each fund and each fund’s total expense ratio

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ADDITIONAL INFORMATION (unaudited) continued

in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

Where EIMC or its affiliates provide to other clients advisory services that are comparable to the advisory services provided to a fund, the Trustees considered information regarding the rates at which those other clients pay advisory fees. Fees charged by EIMC to those other clients were generally lower than those charged to the funds. EIMC explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds greatly exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of other accounts managed by EIMC and its affiliates.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC and noted that the funds’ transfer agent had received Dalbar’s Mutual Fund Service Award for services provided to shareholders and Dalbar’s Financial Intermediary Service Quality Evaluation Award for services to broker-dealer representatives on a post-sale support basis. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of the funds had recently declined, or were expected to in the near future.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds (other than the closed-end funds) and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the fund. They noted that EIMC formulates and implements an investment program for the fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of each fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and

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ADDITIONAL INFORMATION (unaudited) continued

the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. They noted that recent enhancements to those functions appeared generally appropriate, but considered that the enhancement process is an on-going one and that they would continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s advisory fees and/or its total expense ratio were higher than many or most other mutual funds in the same Lipper peer group. However, in each case, the Trustees determined that the level of fees was not such as to prevent the continuation of the advisory agreement.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the prof-

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ADDITIONAL INFORMATION (unaudited) continued

itability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

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TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton*	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris[2]	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

44

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[5]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Ms. Norris’ information is as of July 1, 2006, the effective date of her trusteeship.

3 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

4 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

5 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

* Shirley L. Fulton served as Trustee through November 20, 2006.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

45

564353 rv4 12/2006

Evergreen Strategic Income Fund

Evergreen

STRATEGIC INCOME FUND

Semiannual Report
as of October 31, 2006

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
6	FUND AT A GLANCE
8	ABOUT YOUR FUND’S EXPENSES
9	FINANCIAL HIGHLIGHTS
13	SCHEDULE OF INVESTMENTS
27	STATEMENT OF ASSETS AND LIABILITIES
28	STATEMENT OF OPERATIONS
29	STATEMENTS OF CHANGES IN NET ASSETS
30	NOTES TO FINANCIAL STATEMENTS
38	ADDITIONAL INFORMATION
44	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

December 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semi-annual report for the Evergreen Strategic Income Fund, covering the six-month period ended October 31, 2006.

Domestic capital markets, both equity and fixed income, faced a wide range of sometimes inconsistent influences during the past six months. In the first two months of the period, investors worried about rapidly rising oil and commodity prices and the effects of the Federal Reserve Board’s persistent efforts to raise short-term interest rates to slow the economy. However, in the final four months, declining oil and commodity prices offered more encouragement to investors willing to take on risk, especially after the Federal Reserve paused in its cycle of credit tightening. Throughout the period, investors warily watched for signs that specific pockets of weakness might lead to a deceleration of growth in the general economy.

Evidence of economic deceleration did appear in the second and third quarters of 2006 — a year which began with a particularly robust rise in Gross Domestic Product (GDP) of more than 5% in the first quarter. GDP growth then slowed to annualized rates of approximately 2.5% and an estimated 2.2% in the second and third quarters, respectively, with weakening most evident in the housing and automotive industries. Yet

LETTER TO SHAREHOLDERS continued

healthy growth levels in personal consumption and business investment enabled demand to grow at more historically average rates, enabling the overall economy to absorb the problems in the housing and automobile areas. In addition, energy prices fell dramatically in the waning months of the fiscal period, boosting consumer confidence and raising hopes for lower inflation in the months ahead. However, officials at the Federal Reserve indicated they continued to be concerned about the possibility of rising inflationary pressures.

Over the six-month period, the domestic fixed income market delivered generally positive results, with high-yield corporate debt maintaining a performance edge over investment grade securities, including government bonds.

In managing Evergreen’s fixed income funds, managers focused on interest rate changes, particularly in higher-grade portfolios including the Evergreen Institutional Mortgage Portfolio, the Evergreen U.S. Government Fund and the Evergreen Core Bond Fund. The teams managing the Evergreen High Yield Bond Fund and the Evergreen Select High Yield Bond Fund paid particularly close attention to credit analysis, analyzing factors such as cash flow and corporations’ abilities to meet their debt obligations. Managers of more diversified funds, including the Evergreen Diversified Bond Fund and the Evergreen Strategic Income Fund, also considered factors such as interest rate expectations and yield spreads in making allocations to different sectors within the fixed income market.

LETTER TO SHAREHOLDERS continued

As always, we encourage investors to maintain diversified investment portfolios, including allocations to fixed income funds, in pursuit of their long-term investment goals.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Notice to Shareholders:

Effective October 1, 2006, Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, became the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

Notification of Investment Strategy Change:

Effective February 1, 2007, the Fund may, but will not necessarily, use a variety of derivative instruments, such as futures contracts, options, and swaps, including, for example, index futures, Treasury futures, Eurodollar futures, interest rate swap agreements, credit default swaps, and total return swaps. The Fund may use derivatives both for hedging and non-hedging purposes, including for purposes of enhancing returns. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with other types of investments. For example, the use of derivatives involves the risk of loss due to the failure of another party to the contract (typically referred to as a “counterparty”) to make required payments or otherwise to comply with the contract’s terms. Derivative transactions can create investment leverage and may be highly volatile and may be illiquid or difficult to price. Derivatives are highly specialized instruments, and involve the risk that an investment adviser may not accurately predict the performance of a derivative under all market conditions. When the Fund uses a derivative instrument, it could lose more than the principal amount invested. The various derivative instruments that the Fund may use may change from time to time as new derivative products become available to the Fund. More information about derivatives and the risks associated with them can be found in the Fund’s prospectus and statement of additional information, which may be obtained by calling 1.800.343.2898 or visiting our website at EvergreenInvestments.com.

Notice to Shareholders:

• The Fund’s prospectus has been amended to make the following change to the Fund’s short-term trading policy effective April 2, 2007:

To limit the negative effects of short-term trading on the Fund, the Fund’s Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen Fund, that investor is “blocked” from purchasing shares of the Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short-term trading policy does not apply to:

• Money market funds;

• Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;

• Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;

• Rebalancing transactions within certain asset allocation or “wrap” programs where Evergreen or the financial intermediary is able to identify the transaction as part of a firm-approved asset allocation program;

• Purchases by a “fund of funds” into the underlying fund vehicle and purchases by 529 Plans:

• Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and

• Purchases below $5,000 (including purchases that are a part of an exchange transaction).

There are certain limitations on the Fund’s ability to detect and prevent short-term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have immediate access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund’s short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The Fund will use reasonable diligence to confirm that such intermediary is applying the Fund’s short-term trading policy or an acceptable alternative. Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. It is possible that excessive short-term trading or trading in violation of the Fund’s trading restrictions may occur despite the Fund’s efforts to prevent them.

• Effective April 2, 2007, the “Reinstatement Privileges” described in the Fund’s prospectus are eliminated.

FUND AT A GLANCE

as of October 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Sub-Advisors:

• Evergreen International Advisors

• Tattersall Advisory Group, Inc.

Portfolio Managers:

• Anthony Norris

• Lisa Brown-Premo

• Gary Pzegeo, CFA

• Michael Lee

• Alex Perrin

• Peter Wilson

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2006.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 4/14/1987

	Class A	Class B	Class C	Class I
Class inception date	4/14/1987	2/1/1993	2/1/1993	1/13/1997

Nasdaq symbol	EKSAX	EKSBX	EKSCX	EKSYX

6-month return with sales charge	-2.62%	-3.04%	0.95%	N/A

6-month return w/o sales charge	2.31%	1.94%	1.94%	2.45%

Average annual return*

1-year with sales charge	-0.65%	-1.34%	2.63%	N/A

1-year w/o sales charge	4.35%	3.62%	3.62%	4.64%

5-year	7.43%	7.38%	7.68%	8.77%

10-year	5.72%	5.44%	5.44%	6.33%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class I prior to its inception is based on the performance of Class A, the original class offered. These historical returns for Class I reflect the 0.25% 12b-1 fee in effect for Class A at that time. Class I does not pay a 12b-1 fee. If this fee had not been reflected, returns for Class I would have been higher. The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Strategic Income Fund Class A shares versus a similar investment in the the Evergreen Strategic Income Blended Index (ESIBI), the JPMorgan Global Government Bond Index excluding U.S. (JPMGXUS), the Lehman Brothers Aggregate Bond Index (LBABI), the Merrill Lynch High Yield Master Index† (MLHYMI), and the Consumer Price Index (CPI).

The ESIBI, the JPMGXUS, the LBABI and the MLHYMI are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices, or currency rates are changing.

The Evergreen Strategic Income Blended Index is composed of the following indexes: MLHYMI (50%), JPMGXUS (25%) and LBABI (25%).

† Copyright 2006. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of October 31, 2006, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2006 to October 31, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	5/1/2006	10/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,023.10	$ 5.92
Class B	$ 1,000.00	$ 1,019.42	$ 9.62
Class C	$ 1,000.00	$ 1,019.42	$ 9.62
Class I	$ 1,000.00	$ 1,024.49	$ 4.54
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.36	$ 5.90
Class B	$ 1,000.00	$ 1,015.68	$ 9.60
Class C	$ 1,000.00	$ 1,015.68	$ 9.60
Class I	$ 1,000.00	$ 1,020.72	$ 4.53

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.16% for Class A, 1.89% for Class B, 1.89% for Class C and 0.89% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended April 30,
	October 31, 2006
CLASS A	(unaudited)	2006	2005	2004	2003	2002[1]

Net asset value, beginning of period	$6.32	$ 6.53	$ 6.38	$6.50	$ 5.83	$ 5.74

Income from investment operations
Net investment income (loss)	0.15[2]	0.29[2]	0.33	0.34[2]	0.38[2]	0.35
Net realized and unrealized gains or losses on investments	(0.01)	(0.19)	0.19	0.07	0.68	0.16

Total from investment operations	0.14	0.10	0.52	0.41	1.06	0.51

Distributions to shareholders from
Net investment income	(0.16)	(0.31)	(0.35)	(0.37)	(0.39)	(0.32)
Net realized gains	0	0	(0.02)	(0.16)	0	0
Tax basis return of capital	0	0	0	0	0	(0.10)

Total distributions to shareholders	(0.16)	(0.31)	(0.37)	(0.53)	(0.39)	(0.42)

Net asset value, end of period	$6.30	$ 6.32	$ 6.53	$6.38	$ 6.50	$ 5.83

Total return[3]	2.31%	1.59%	8.22%	6.24%	18.79%	9.37%

Ratios and supplemental data
Net assets, end of period (thousands)	$181,360	$199,501	$214,776	$202,017	$173,842	$130,934
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.16%[4]	1.17%	1.12%	1.21%	1.19%	1.23%
Expenses excluding waivers/reimbursements
and expense reductions	1.19%[4]	1.18%	1.12%	1.21%	1.19%	1.24%
Net investment income (loss)	5.21%[4]	4.57%	5.03%	5.10%	6.31%	6.02%
Portfolio turnover rate	63%	100%	130%	129%	129%	304%

1 As required, effective May 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting, Companies Guide, Audits of Investment and began amortizing premium on its fixed-income securities. The effects of this change for the year ended April 30, 2002 was a decrease in net investment income per share of $0.02; an increase in net realized gains or losses per share of $0.02; and a decrease to the ratio of net investment income to average net assets of 0.45%.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended April 30,
	October 31, 2006
CLASS B	(unaudited)	2006	2005	2004	2003	2002[1]

Net asset value, beginning of period	$6.34	$ 6.55	$ 6.40	$6.52	$ 5.85	$ 5.75

Income from investment operations
Net investment income (loss)	0.13[2]	0.25[2]	0.29	0.29[2]	0.34	0.29
Net realized and unrealized gains or losses on investments	(0.01)	(0.19)	0.19	0.07	0.67	0.19

Total from investment operations	0.12	0.06	0.48	0.36	1.01	0.48

Distributions to shareholders from
Net investment income	(0.14)	(0.27)	(0.31)	(0.32)	(0.34)	(0.28)
Net realized gains	0	0	(0.02)	(0.16)	0	0
Tax basis return of capital	0	0	0	0	0	(0.10)

Total distributions to shareholders	(0.14)	(0.27)	(0.33)	(0.48)	(0.34)	(0.38)

Net asset value, end of period	$6.32	$ 6.34	$ 6.55	$6.40	$ 6.52	$ 5.85

Total return[3]	1.94%	0.89%	7.46%	5.49%	17.87%	8.74%

Ratios and supplemental data
Net assets, end of period (thousands)	$61,657	$71,860	$98,852	$113,115	$107,968	$77,471
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.89%[4]	1.87%	1.83%	1.91%	1.94%	1.98%
Expenses excluding waivers/reimbursements
and expense reductions	1.89%[4]	1.87%	1.83%	1.91%	1.94%	1.99%
Net investment income (loss)	4.48%[4]	3.85%	4.34%	4.40%	5.54%	5.27%
Portfolio turnover rate	63%	100%	130%	129%	129%	304%

1 As required, effective May 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting, Companies Guide, Audits of Investment and began amortizing premium on its fixed-income securities. The effects of this change for the year ended April 30, 2002 was a decrease in net investment income per share of $0.03; an increase in net realized gains or losses per share of $0.03; and a decrease to the ratio of net investment income to average net assets of 0.45%.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended April 30,
	October 31, 2006
CLASS C	(unaudited)	2006	2005	2004	2003	2002[1]

Net asset value, beginning of period	$6.33	$ 6.54	$ 6.39	$6.51	$ 5.84	$ 5.75

Income from investment operations
Net investment income (loss)	0.13[2]	0.25[2]	0.29	0.29[2]	0.34[2]	0.32
Net realized and unrealized gains or losses on investments	(0.01)	(0.19)	0.19	0.07	0.67	0.15

Total from investment operations	0.12	0.06	0.48	0.36	1.01	0.47

Distributions to shareholders from
Net investment income	(0.14)	(0.27)	(0.31)	(0.32)	(0.34)	(0.28)
Net realized gains	0	0	(0.02)	(0.16)	0	0
Tax basis return of capital	0	0	0	0	0	(0.10)

Total distributions to shareholders	(0.14)	(0.27)	(0.33)	(0.48)	(0.34)	(0.38)

Net asset value, end of period	$6.31	$ 6.33	$ 6.54	$6.39	$ 6.51	$ 5.84

Total return[3]	1.94%	0.88%	7.46%	5.49%	17.89%	8.56%

Ratios and supplemental data
Net assets, end of period (thousands)	$59,150	$65,322	$79,539	$89,236	$68,207	$22,554
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.89%[4]	1.88%	1.83%	1.91%	1.93%	1.98%
Expenses excluding waivers/reimbursements
and expense reductions	1.89%[4]	1.88%	1.83%	1.91%	1.93%	1.98%
Net investment income (loss)	4.48%[4]	3.86%	4.34%	4.40%	5.66%	5.25%
Portfolio turnover rate	63%	100%	130%	129%	129%	304%

1 As required, effective May 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting, Companies Guide, Audits of Investment and began amortizing premium on its fixed-income securities . The effects of this change for the year ended April 30, 2002 was a decrease in net investment income per share of $0.02; an increase in net realized gains or losses per share of $0.02; and a decrease to the ratio of net investment income to average net assets of 0.45%.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended April 30,
	October 31, 2006
CLASS I1	(unaudited)	2006	2005	2004	2003	2002[2]

Net asset value, beginning of period	$6.22	$ 6.43	$ 6.28	$6.40	$ 5.74	$ 5.65

Income from investment operations
Net investment income (loss)	0.16[3]	0.31[3]	0.34	0.35[3]	0.41[3]	0.35
Net realized and unrealized gains or losses on investments	(0.01)	(0.19)	0.19	0.07	0.64	0.17

Total from investment operations	0.15	0.12	0.53	0.42	1.05	0.52

Distributions to shareholders from
Net investment income	(0.17)	(0.33)	(0.36)	(0.38)	(0.39)	(0.33)
Net realized gains	0	0	(0.02)	(0.16)	0	0
Tax basis return of capital	0	0	0	0	0	(0.10)

Total distributions to shareholders	(0.17)	(0.33)	(0.38)	(0.54)	(0.39)	(0.43)

Net asset value, end of period	$6.20	$ 6.22	$ 6.43	$6.28	$ 6.40	$ 5.74

Total return	2.45%	1.84%	8.58%	6.56%	19.09%	9.67%

Ratios and supplemental data
Net assets, end of period (thousands)	$19,295	$20,424	$19,216	$26,711	$13,406	$1,779
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.89%[4]	0.88%	0.82%	0.91%	0.94%	0.98%
Expenses excluding waivers/reimbursements
and expense reductions	0.89%[4]	0.88%	0.82%	0.91%	0.94%	0.99%
Net investment income (loss)	5.47%[4]	4.88%	5.33%	5.42%	6.75%	6.27%
Portfolio turnover rate	63%	100%	130%	129%	129%	304%

1 Effective at the close of business on May 11, 2001, Class Y shares were renamed as Class I shares.

2 As required, effective May 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting , Companies Guide, Audits of Investment and began amortizing premium on its fixed-income securities . The effects of this change for the year ended April 30, 2002 was a decrease in net investment income per share of $0.03; an increase in net realized gains or losses per share of $0.03; and a decrease to the ratio of net investment income to average net assets of 0.45%.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

October 31, 2006 (unaudited)

	Principal
	Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.5%
FIXED-RATE 4.5%
FNMA:
4.44%, 04/01/2014	$409,341	$392,967
5.24%, 07/01/2035 ##	3,151,832	3,146,253
6.07%, 09/01/2013	1,438,164	1,503,716
6.18%, 06/01/2013	1,406,487	1,473,450
6.50%, 04/01/2017	687,965	752,317
7.50%, 07/01/2010	766,851	822,655
Ser. 1998-M5, Class D, 6.35%, 06/25/2020	1,760,000	1,823,618
Ser. 2002-M1, Class C, 6.17%, 02/25/2016	1,427,033	1,446,212
Ser. 2003-M1, Class B, 4.91%, 07/25/2020 ##	3,000,000	2,924,160

		14,285,348

FLOATING-RATE 0.0%
FNMA, 6.70%, 04/01/2011	68,639	71,623

Total Agency Commercial Mortgage-Backed Securities
(cost $14,633,054)		14,356,971

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 2.2%
FLOATING-RATE 2.2%
FHLMC:
Ser. 1307, Class A, 5.98%, 06/15/2007	41,038	41,069
Ser. 2710, Class FY, 5.72%, 10/15/2018	355,641	357,110
FNMA:
Ser. 2001-61, Class FH, 5.92%, 11/18/2031	458,456	465,582
Ser. 2002-67, Class FA, 6.32%, 11/25/2032	2,290,259	2,383,931
Ser. 2002-77, Class FA, 6.32%, 10/18/2030 ##	3,373,243	3,498,896
Ser. 2004-W2, Class 2A2, 7.00%, 02/25/2044	273,782	285,533
Ser. 2004-W2, Class 5A, 7.50%, 03/25/2044	192,044	202,328

Total Agency Mortgage-Backed Collateralized Mortgage Obligations
(cost $7,138,177)		7,234,449

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 13.5%
FIXED-RATE 12.4%
FHLMC:
5.875%, 09/15/2007	16,691	16,701
6.00%, 04/01/2036 ##	3,382,221	3,406,333
7.50%, 05/01/2009	221,986	225,198
FHLMC 15 year, 5.50%, TBA #	1,285,000	1,285,803
FHLMC 30 year:
5.50%, TBA #	5,215,000	5,157,958
6.00%, TBA #	5,820,000	5,860,013
6.50%, TBA #	2,250,000	2,294,298
FNMA 15 year
4.50%, TBA #	3,975,000	3,845,813
6.00%, TBA #	1,175,000	1,193,359

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
FNMA 30 year:
5.50%, TBA #	$6,500,000	$6,424,847
6.00%, TBA #	3,700,000	3,723,125
6.50%, TBA #	2,465,000	2,512,759
GNMA:
5.50%, 06/15/2035 ##	3,825,996	3,812,209
6.00%, 06/15/2031 - 09/15/2031	98,539	100,102
7.50%, 12/15/2030	35,560	37,088
8.00%, 10/15/2030	1,725	1,829

		39,897,435

FLOATING-RATE 1.1%
FHLMC, 7.53%, 03/25/2036	1,554,311	1,638,151
FNMA:
4.99%, 05/01/2035	1,083,558	1,085,985
5.76%, 07/01/2044	642,321	646,118

		3,370,254

Total Agency Mortgage-Backed Pass Through Securities
(cost $43,082,334)		43,267,689

AGENCY REPERFORMING MORTGAGE-BACKED PASS
THROUGH SECURITIES 0.1%
FNMA, Ser. 2003-W1, Class 2A, 7.50%, 12/25/2042	314,371	328,417
FNMA, Ser. 2003-W6, Class F, 5.67%, 09/25/2042	90,987	94,349

Total Agency Reperforming Mortgage-Backed Pass Through Securities
(cost $416,321)		422,766

ASSET-BACKED SECURITIES 1.6%
C-Bass, Ltd., Ser. 11A, Class C, FRN, 6.74%, 09/15/2039 144A	4,315,000	4,338,301
Trapeza CDO, LLC, Ser. 2004-7A, Class B1, FRN, 7.04%, 01/25/2035 144A	875,000	888,563

Total Asset-Backed Securities (cost $5,190,000)		5,226,864

COMMERCIAL MORTGAGE-BACKED SECURITIES 1.0%
FIXED-RATE 0.5%
Credit Suisse Mtge. Capital Cert., Ser. 2006-CL4, Class A1, 6.00%,
11/25/2036	1,600,000	1,598,501

FLOATING-RATE 0.5%
Banc of America Loan, Inc., Ser. 2005-BBA6, Class G, 5.74%,
01/15/2019 144A	1,540,000	1,541,556

Total Commercial Mortgage-Backed Securities (cost $3,133,045)		3,140,057

CORPORATE BONDS 32.1%
CONSUMER DISCRETIONARY 9.2%
Auto Components 1.0%
Accuride Corp., 8.50%, 02/01/2015	1,000,000	975,000
American Axle & Manufacturing Holdings, Inc., 5.25%, 02/11/2014	2,000,000	1,685,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Auto Components continued
ArvinMeritor, Inc., 6.80%, 02/15/2009	$81,000	$78,266
Goodyear Tire & Rubber Co., 9.00%, 07/01/2015 (p)	500,000	508,125

		3,246,391

Automobiles 0.5%
Ford Motor Co., 7.45%, 07/16/2031 (p)	500,000	394,375
General Motors Corp., 8.375%, 07/15/2033 (p)	1,250,000	1,118,750

		1,513,125

Diversified Consumer Services 0.5%
Education Management Corp., 8.75%, 06/01/2014 144A	300,000	309,000
Service Corporation International, 6.75%, 04/01/2016	1,525,000	1,479,250

		1,788,250

Hotels, Restaurants & Leisure 0.9%
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	1,000,000	965,000
Las Vegas Sands Corp., 6.375%, 02/15/2015	900,000	850,500
Mandalay Resort Group, Ser. B, 10.25%, 08/01/2007	1,000,000	1,033,750

		2,849,250

Household Durables 0.7%
Jarden Corp., 9.75%, 05/01/2012 (p)	1,525,000	1,620,313
Libbey, Inc., FRN, 12.44%, 06/01/2011 144A	550,000	585,750

		2,206,063

Media 3.7%
AMC Entertainment, Inc., Ser. B, 8.625%, 08/15/2012	1,500,000	1,554,375
American Media Operations, Inc., Ser. B, 10.25%, 05/01/2009	1,225,000	1,166,812
Cablevision Systems Corp., Ser. B, 8.00%, 04/15/2012	676,000	659,945
CCH I, LLC, 11.00%, 10/01/2015	325,000	314,844
Cinemark USA, Inc., 9.00%, 02/01/2013	650,000	680,063
Dex Media East, LLC, 9.875%, 11/15/2009	1,025,000	1,082,656
Houghton Mifflin Co.:
8.25%, 02/01/2011	1,000,000	1,035,000
Sr. Disc. Note, Step Bond, 0.00%, 10/15/2013 †	1,250,000	1,134,375
Lamar Media Corp., 6.625%, 08/15/2015	1,250,000	1,209,375
Mediacom Broadband, LLC, 8.50%, 10/15/2015 144A	550,000	552,063
Mediacom Communications Corp., 9.50%, 01/15/2013 (p)	1,750,000	1,804,687
Paxson Communications Corp., FRN, 11.62%, 01/15/2013 144A	850,000	855,312

		12,049,507

Multi-line Retail 0.2%
Neiman Marcus Group, Inc., 9.00%, 10/15/2015	500,000	538,750

Specialty Retail 1.0%
Baker & Taylor, Inc., 11.50%, 07/01/2013 144A	600,000	603,000
Payless ShoeSource, Inc., 8.25%, 08/01/2013	1,425,000	1,460,625
United Auto Group, Inc., 9.625%, 03/15/2012	1,000,000	1,058,750

		3,122,375

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Textiles, Apparel & Luxury Goods 0.7%
Levi Strauss & Co., 9.75%, 01/15/2015	$775,000	$825,375
Oxford Industries, Inc., 8.875%, 06/01/2011	400,000	412,500
Unifi, Inc., 11.50%, 05/15/2014 144A	500,000	472,500
Warnaco Group, Inc., 8.875%, 06/15/2013	385,000	404,250

		2,114,625

CONSUMER STAPLES 0.2%
Food & Staples Retailing 0.2%
Wal-Mart Stores, Inc., 4.75%, 01/29/2013	300,000	562,706

ENERGY 4.5%
Energy Equipment & Services 0.7%
Dresser-Rand Group, Inc., 7.375%, 11/01/2014	692,000	687,675
GulfMark Offshore, Inc., 7.75%, 07/15/2014 (p)	525,000	530,250
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	620,000	580,475
Parker Drilling Co., 9.625%, 10/01/2013	450,000	491,625

		2,290,025

Oil, Gas & Consumable Fuels 3.8%
ANR Pipeline Co., 8.875%, 03/15/2010	270,000	284,983
Chesapeake Energy Corp., 6.875%, 01/15/2016	1,350,000	1,346,625
Clayton Williams Energy, Inc., 7.75%, 08/01/2013	725,000	672,437
El Paso Corp., 7.875%, 06/15/2012 (p)	1,500,000	1,571,250
El Paso Production Holding Co., 7.75%, 06/01/2013	1,000,000	1,030,000
Encore Acquisition Co., 6.25%, 04/15/2014	1,000,000	935,000
Exco Resources, Inc., 7.25%, 01/15/2011	1,000,000	967,500
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	750,000	791,250
Peabody Energy Corp.:
5.875%, 04/15/2016	750,000	708,750
6.875%, 03/15/2013 (p)	440,000	448,800
Plains Exploration & Production Co.:
7.125%, 06/15/2014	39,600	42,669
8.75%, 07/01/2012	1,000,000	1,067,500
Targa Resources, Inc., 8.50%, 11/01/2013 144A	250,000	250,625
Williams Cos.:
7.50%, 01/15/2031	925,000	943,500
8.125%, 03/15/2012 (p)	1,000,000	1,077,500

		12,138,389

FINANCIALS 5.3%
Capital Markets 0.8%
Goldman Sachs Group, Inc., 6.875%, 01/15/2011	2,325,000	2,468,246

Consumer Finance 2.4%
CCH II Capital Corp., 10.25%, 09/15/2010	1,500,000	1,556,250
Ford Motor Credit Co., 5.70%, 01/15/2010	1,000,000	926,738

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Consumer Finance continued
General Electric Capital Corp., 6.125%, 02/22/2011	$1,190,000	$1,236,490
General Motors Acceptance Corp.:
6.875%, 08/28/2012	1,500,000	1,505,808
FRN, 6.27%, 01/16/2007	700,000	699,943
NXP Funding, LLC, 7.875%, 10/15/2014 144A	800,000	816,000
Qwest Capital Funding, Inc., 6.50%, 11/15/2018	1,100,000	1,012,000

		7,753,229

Diversified Financial Services 0.6%
TRAINS, Ser. HY-2006-1, 7.33%, 05/01/2016 144A (p)	1,940,400	1,964,341

Insurance 0.4%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013 (p)	1,300,000	1,355,250

Real Estate Investment Trusts 1.1%
Host Marriott Corp.:
Ser. G, 9.25%, 10/01/2007	750,000	776,250
Ser. J, 7.125%, 11/01/2013	750,000	762,187
Omega Healthcare Investors, Inc., 7.00%, 04/01/2014	1,000,000	1,006,250
Thornburg Mortgage, Inc., 8.00%, 05/15/2013	1,000,000	990,000

		3,534,687

HEALTH CARE 0.7%
Health Care Equipment & Supplies 0.4%
Universal Hospital Services, Inc., 10.125%, 11/01/2011	1,300,000	1,381,250

Health Care Providers & Services 0.3%
HCA, Inc., 6.375%, 01/15/2015	725,000	581,812
HealthSouth Corp., 10.75%, 06/15/2016 144A (p)	300,000	309,000
Tenet Healthcare Corp., 7.375%, 02/01/2013	50,000	44,563

		935,375

INDUSTRIALS 1.7%
Aerospace & Defense 0.3%
DRS Technologies, Inc., 7.625%, 02/01/2018	1,000,000	1,027,500

Machinery 0.8%
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013	875,000	853,125
ITT Corp., 7.375%, 11/15/2015	735,000	746,025
RBS Global, Inc., 11.75%, 08/01/2016 144A	1,000,000	1,045,000

		2,644,150

Trading Companies & Distributors 0.6%
Ashtead Group plc, 9.00%, 08/15/2016 144A	700,000	740,250
United Rentals, Inc., 7.00%, 02/15/2014 (p)	1,250,000	1,203,125

		1,943,375

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
INFORMATION TECHNOLOGY 0.8%
Electronic Equipment & Instruments 0.1%
Compucom Systems, Inc., 12.00%, 11/01/2014 144A	$400,000	$404,500

IT Services 0.7%
SunGard Data Systems, Inc.:
9.125%, 08/15/2013	1,675,000	1,746,187
10.25%, 08/15/2015 (p)	400,000	421,000

		2,167,187

MATERIALS 4.0%
Chemicals 1.7%
Hexion Specialty Chemicals, Inc., 9.75%, 11/15/2014 144A #	600,000	601,500
Huntsman International, LLC:
8.375%, 01/01/2015 144A (p)	575,000	570,688
11.50%, 07/15/2012	924,000	1,051,050
Lyondell Chemical Co.:
9.50%, 12/15/2008 (p)	1,231,000	1,269,469
10.50%, 06/01/2013	800,000	884,000
Tronox Worldwide, LLC, 9.50%, 12/01/2012	975,000	1,011,562

		5,388,269

Containers & Packaging 1.2%
Berry Plastics Corp., 8.875%, 09/15/2014 144A	600,000	609,000
Crown Americas, Inc., 7.75%, 11/15/2015	1,000,000	1,031,250
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014 (p)	1,200,000	1,158,000
Smurfit-Stone Container Corp., 8.375%, 07/01/2012	1,075,000	1,053,500

		3,851,750

Metals & Mining 0.7%
Freeport-McMoRan Copper & Gold, Inc., 10.125%, 02/01/2010	1,000,000	1,063,750
United States Steel Corp., 10.75%, 08/01/2008 (p)	1,000,000	1,082,500

		2,146,250

Paper & Forest Products 0.4%
Bowater, Inc., 6.50%, 06/15/2013 (p)	500,000	446,250
Verso Paper Holdings, LLC, 11.375%, 08/01/2016 144A (p)	1,000,000	1,020,000

		1,466,250

TELECOMMUNICATION SERVICES 2.5%
Diversified Telecommunication Services 0.7%
Level 3 Communications, Inc., 6.375%, 10/15/2015	1,000,000	990,000
Qwest Communications International, Inc., 7.875%, 09/01/2011	1,200,000	1,276,500

		2,266,500

Wireless Telecommunication Services 1.8%
Centennial Communications Corp.:
8.125%, 02/01/2014 (p)	959,000	964,994
10.00%, 01/01/2013 (p)	1,175,000	1,224,937
Dobson Communications Corp., 8.875%, 10/01/2013 (p)	1,175,000	1,180,875

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services continued
Horizon PCS, Inc., 11.375%, 07/15/2012	$550,000	$620,125
Metropcs Wireless, Inc., 9.25%, 11/01/2014 144A #	500,000	506,875
Rural Cellular Corp.:
8.25%, 03/15/2012	450,000	465,188
9.75%, 01/15/2010 (p)	850,000	864,875

		5,827,869

UTILITIES 3.2%
Electric Utilities 1.3%
Mirant North America, LLC, 7.375%, 12/31/2013	750,000	762,188
NRG Energy, Inc., 7.375%, 02/01/2016	1,750,000	1,774,062
Reliant Energy, Inc., 6.75%, 12/15/2014	1,575,000	1,510,031

		4,046,281

Gas Utilities 0.4%
SEMCO Energy, Inc., 7.75%, 05/15/2013	1,350,000	1,359,557

Independent Power Producers & Energy Traders 1.5%
AES Corp., 7.75%, 03/01/2014 (p)	1,500,000	1,578,750
Dynegy, Inc., 8.375%, 05/01/2016 (p)	1,850,000	1,910,125
Orion Power Holdings, Inc., 12.00%, 05/01/2010	800,000	912,000
Tenaska, Inc., 7.00%, 06/30/2021 144A	339,212	337,459

		4,738,334

Total Corporate Bonds (cost $102,131,332)		103,089,606

FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT
DENOMINATED IN CURRENCY INDICATED) 13.1%
CONSUMER DISCRETIONARY 0.2%
Household Durables 0.1%
Taylor Woodrow plc, 6.625%, 02/07/2012 GBP	100,000	197,105

Media 0.1%
Central European Media Enterprise, Ltd., 8.25%, 05/15/2012 EUR	400,000	561,506

CONSUMER STAPLES 1.0%
Food & Staples Retailing 0.4%
Tesco plc, 3.875%, 03/24/2011 EUR	1,020,000	1,293,668

Tobacco 0.6%
British American Tobacco plc, 5.75%, 12/09/2013 GBP	1,000,000	1,928,720

ENERGY 0.4%
Oil, Gas & Consumable Fuels 0.4%
Transco plc, 7.00%, 12/15/2008 AUD	1,500,000	1,168,861

FINANCIALS 10.2%
Capital Markets 0.9%
Goldman Sachs Group, Inc., 5.25%, 12/15/2015 GBP	1,000,000	1,898,096
Morgan Stanley, 5.33%, 11/14/2013 GBP	460,000	882,950

		2,781,046

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)

	Principal
	Amount	Value

FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) continued
FINANCIALS continued
Commercial Banks 4.2%
Australia & New Zealand Banking Group, Ltd.:
4.875%, 12/22/2008 GBP	450,000	$850,023
6.00%, 03/01/2010 AUD	2,500,000	1,904,357
Eurofima, 5.50%, 09/15/2009 AUD	55,000	41,728
European Investment Bank:
4.00%, 04/15/2009 SEK	5,000,000	698,138
4.50%, 01/14/2013 GBP	589,000	1,094,556
5.75%, 09/15/2009 AUD	100,000	76,465
6.75%, 11/17/2008 NZD	5,057,000	3,359,332
Kommunalbanken AS, 6.00%, 02/02/2007 NZD	550,000	367,003
Kreditanstalt für Wiederaufbau:
3.00%, 11/15/2007 EUR	1,900,000	2,406,621
4.95%, 10/14/2014 CAD	940,000	874,217
National Australia Bank, Ltd., 5.50%, 01/15/2010 AUD	1,500,000	1,126,778
NV Bank Nerderlandse Gemeenten, 5.00%, 07/16/2010 AUD	880,000	652,688

		13,451,906

Consumer Finance 1.1%
General Electric Capital Corp., 5.25%, 12/10/2013 GBP	570,000	1,089,035
KfW International Finance, Inc., 6.25%, 12/17/2007 NZD	3,900,000	2,581,588

		3,670,623

Diversified Financial Services 0.3%
Citigroup, Inc., 6.00%, 02/23/2009 AUD	1,354,000	1,037,595

Thrifts & Mortgage Finance 3.7%
Nykredit, 5.00%, 10/01/2035 DKK	31,342,282	5,360,728
Realkredit Danmark, 4.00%, 10/01/2035 DKK	22,910,000	3,657,645
Totalkredit, FRN, 3.71%, 01/01/2015 DKK	17,151,381	2,968,486

		11,986,859

INDUSTRIALS 0.1%
Machinery 0.1%
Savcio Holdings, 8.00%, 02/15/2013 EUR	150,000	198,601

TELECOMMUNICATION SERVICES 0.6%
Diversified Telecommunication Services 0.6%
France Telecom, 7.50%, 03/14/2011 GBP	900,000	1,851,873

UTILITIES 0.6%
Water Utilities 0.6%
GIE SUEZ Alliance, 4.25%, 06/24/2010 EUR	1,520,000	1,956,430

Total Foreign Bonds - Corporate (Principal Amount Denominated in
Currency Indicated) (cost $41,206,706)		42,084,793

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)

	Principal
	Amount	Value

FOREIGN BONDS - GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) 21.3%
Australia, 6.00%, 02/15/2017 AUD	7,800,000	$6,198,674
Brazil, 9.50%, 10/05/2007 EUR	120,000	160,519
Canada:
4.25%, 12/01/2026 CAD	4,600,736	5,853,136
4.60%, 09/15/2011 CAD	1,550,000	1,413,426
4.75%, 07/27/2011 CAD	960,000	873,480
5.00%, 06/01/2014 CAD	5,785,000	5,487,662
5.25%, 11/30/2011 CAD	1,100,000	1,024,087
China, 4.25%, 10/28/2014 EUR	240,000	309,385
Hong Kong, 4.23%, 03/21/2011 HKD	27,650,000	3,618,921
Korea:
4.75%, 06/10/2009 KRW	2,314,000,000	2,459,154
5.25%, 09/10/2015 KRW	1,100,000,000	1,197,454
Mexico:
5.50%, 02/17/2020 EUR	1,120,000	1,522,263
10.00%, 12/05/2024 MXN	33,550,000	3,663,651
Norway:
4.25%, 05/19/2017 NOK	3,510,000	538,968
5.00%, 05/15/2015 NOK	31,900,000	5,161,765
Philippines, 6.25%, 03/15/2016 EUR	850,000	1,134,083
Poland, 4.25%, 05/24/2011 PLN	10,970,000	3,503,567
Romania, 8.50%, 05/08/2012 EUR	115,000	177,444
Singapore, 3.625%, 07/01/2014 SGD	5,400,000	3,573,566
South Africa, 5.25%, 05/16/2013 EUR	235,000	312,506
Sweden:
3.00%, 07/12/2016 SEK	48,240,000	6,323,444
5.50%, 10/08/2012 SEK	34,250,000	5,201,462
Turkey, 5.50%, 09/21/2009 EUR	645,000	844,723
United Kingdom:
1.25%, 11/22/2017 GBP	2,516,494	4,741,030
5.00%, 03/07/2012 GBP	850,000	1,642,583
FRN, 5.52%, 08/16/2013 GBP	300,000	1,331,772
Venezuela, 7.00%, 03/16/2015 EUR	190,000	260,169

Total Foreign Bonds - Government (Principal Amount Denominated in
Currency Indicated) (cost $66,975,649)		68,528,894

U.S. TREASURY OBLIGATIONS 3.0%
U.S. Treasury Bonds:
4.50%, 02/15/2036 (p)	$1,030,000	994,433
6.25%, 08/15/2023 (p)	4,615,000	5,372,151
U.S. Treasury Notes, 2.00%, 01/15/2016 ##	3,491,562	3,393,089

Total U.S. Treasury Obligations (cost $9,791,088)		9,759,673

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)

	Principal
	Amount	Value

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 1.8%
FIXED-RATE 1.4%
Countrywide Home Loans, Inc., Ser. 2006-J1, Class 1A5, 5.75%, 02/25/2036	$1,400,000	$1,380,092
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2002-26, Class 4A1,
7.00%, 10/25/2017	389,704	396,621
Structured Asset Securities Corp.:
Ser. 2004-20, Class 5A-1, 6.25%, 11/25/2034	1,787,534	1,795,355
Ser. 2005-RM1, Class A, IO, 5.00%, 03/25/2045 144A	4,361,520	959,111

		4,531,179

FLOATING-RATE 0.4%
MASTR Adjustable Rate Mtge. Trust, Ser. 2005-1, Class 7A3, 4.87%,
02/25/2035	1,133,421	1,125,884

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations
(cost $5,673,476)		5,657,063

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 0.2%
FLOATING-RATE 0.2%
Bear Stearns Adjustable Rate Mtge. Trust, Ser. 2004-10, Class 12A3, 4.66%,
01/25/2035 (cost $620,469)	620,760	613,883

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE
OBLIGATIONS 0.7%
FIXED-RATE 0.4%
MASTR Resecuritization Trust:
Ser. 2004-3, 5.00%, 03/25/2034	595,602	574,023
Ser. 2005-2, 4.75%, 03/28/2034	640,453	623,090

		1,197,113

FLOATING-RATE 0.3%
Harborview Mtge. Loan Trust, Ser. 2005-8, Class 2B3, 7.01%, 02/19/2035	1,003,122	1,007,074

Total Whole Loan Subordinate Collateralized Mortgage Obligations
(cost $2,226,453)		2,204,187

YANKEE OBLIGATIONS - CORPORATE 4.1%
CONSUMER DISCRETIONARY 0.7%
Media 0.7%
IMAX Corp., 9.625%, 12/01/2010 (p)	1,270,000	1,187,450
National Cable plc, 9.125%, 08/15/2016	1,000,000	1,056,250

		2,243,700

CONSUMER STAPLES 0.1%
Beverages 0.1%
Companhia Brasileira de Bebidas, 8.75%, 09/15/2013	430,000	503,100

ENERGY 0.1%
Oil, Gas & Consumable Fuels 0.1%
GAZPROM OAO, 9.625%, 03/01/2013	160,000	190,496

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)

	Principal
	Amount	Value

YANKEE OBLIGATIONS - CORPORATE continued
FINANCIALS 1.0%
Commercial Banks 0.2%
Kazkommerts International BV, 7.00%, 11/03/2009	$350,000	$352,800
Kuznetski Capital, 7.34%, 05/13/2013	200,000	205,560

		558,360

Diversified Financial Services 0.8%
Preferred Term Securities, Ltd., FRN:
5.99%, 06/24/2034 144A	875,000	879,629
6.96%, 06/24/2034 144A	220,000	224,556
7.47%, 04/03/2032 144A	655,000	658,773
Ship Finance International, Ltd., 8.50%, 12/15/2013	865,000	847,700

		2,610,658

MATERIALS 0.7%
Chemicals 0.2%
Ineos Group Holdings plc, 8.50%, 02/15/2016 144A (p)	750,000	725,625

Metals & Mining 0.3%
Novelis, Inc., FRN, 8.25%, 02/15/2015 144A	1,065,000	1,022,400

Paper & Forest Products 0.2%
Abitibi-Consolidated, Inc., 8.375%, 04/01/2015 (p)	650,000	569,562

TELECOMMUNICATION SERVICES 1.0%
Diversified Telecommunication Services 0.3%
Nordic Telecom Holdings Co., 8.875%, 05/01/2016 144A	1,000,000	1,052,500

Wireless Telecommunication Services 0.7%
Intelsat, Ltd.:
9.25%, 06/15/2016 144A	500,000	536,250
11.25%, 06/15/2016 144A	375,000	410,156
Rogers Wireless, Inc.:
6.375%, 03/01/2014 (p)	465,000	467,325
9.625%, 05/01/2011	745,000	847,438

		2,261,169

UTILITIES 0.5%
Electric Utilities 0.1%
Enersis SA, 7.375%, 01/15/2014	475,000	511,007

Gas Utilities 0.2%
Gazprom, 9.625%, 03/01/2013 144A	430,000	511,700

Multi-Utilities 0.2%
National Power Corp., 9.65%, 08/23/2011	500,000	562,983

Total Yankee Obligations - Corporate (cost $13,011,256)		13,323,260

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)

	Principal
	Amount	Value

YANKEE OBLIGATIONS - GOVERNMENT 5.1%
Argentina, 12.25%, 06/19/2018 ·	$615,525	$187,735
Brazil:
7.125%, 01/20/2037	1,200,000	1,246,200
8.25%, 01/20/2034	2,385,000	2,794,027
Colombia:
7.375%, 01/27/2017	290,000	308,415
8.125%, 05/21/2024	470,000	531,335
Ecuador, 9.375%, 12/15/2015 144A	210,000	226,695
Egypt, 8.75%, 07/11/2011	440,000	496,078
Jamaica, 11.75%, 05/15/2011	145,000	181,613
Mexico:
6.375%, 01/16/2013	1,150,000	1,211,525
8.375%, 01/14/2011	830,000	930,845
Panama, 9.625%, 02/08/2011	450,000	516,375
Peru:
8.75%, 11/21/2033	520,000	661,700
9.125%, 01/15/2008	425,000	446,250
Philippines, 8.00%, 01/15/2016	918,000	1,024,718
Russia:
11.00%, 07/24/2018	750,000	1,084,578
Sr. Disc. Note, Step Bond, 5.00%, 03/31/2030 †	1,050,000	1,177,995
Turkey, 9.00%, 06/30/2011	280,000	309,400
Ukraine, 7.65%, 06/11/2013	450,000	482,985
Uruguay, 7.50%, 03/15/2015	410,000	439,725
Venezuela:
8.50%, 10/08/2014	900,000	1,002,150
10.75%, 09/19/2013	800,000	984,000

Total Yankee Obligations - Government (cost $15,583,122)		16,244,344

	Shares	Value

COMMON STOCKS 0.1%
MATERIALS 0.1%
Chemicals 0.1%
Huntsman Corp. * (cost $137,985)	19,570	337,974

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS 14.2%
COMMERCIAL PAPER 4.2%
Giro Balanced Funding Corp., 5.35%, 11/13/2006 ##	$3,350,000	3,344,115
Park Granada, LLC, 5.34%, 11/13/2006 ##	3,350,000	3,344,126
Sheffield Receivables Corp., 5.33%, 11/13/2006 ##	3,350,000	3,344,132
Stratford Receivables Co., LLC, 5.36%, 11/13/2006 ##	3,350,000	3,344,104

		13,376,477

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS continued
MUTUAL FUND SHARES 10.0%
Evergreen Institutional Money Market Fund ø	1,174,827	$1,174,827
Navigator Prime Portfolio (p)(p)	31,163,770	31,163,770

		32,338,597

Total Short-Term Investments (cost $45,715,074)		45,715,074

Total Investments (cost $376,665,541) 118.6%		381,207,547
Other Assets and Liabilities (18.6%)		(59,745,301)

Net Assets 100.0%		$321,462,246

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
#	When-issued or delayed delivery security
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
(p)	All or a portion of this security is on loan.
†	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.
*	Non-income producing security
·	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
Zero coupon bond. Rate shown represents the yield to maturity at date of purchase
(p)(p)	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
AUD	Australian Dollar	IO	Interest Only
CAD	Canadian Dollar	KRW	Republic of Korea Won
CDO	Collateralized Debt Obligation	MASTR	Mortgage Asset Securitization Transactions, Inc.
DKK	Danish Krone	MXN	Mexican Peso
EUR	Euro	NOK	Norwegian Krone
FHLMC	Federal Home Loan Mortgage Corp.	NZD	New Zealand Dollar
FNMA	Federal National Mortgage Association	PLN	Polish Zloty
FRN	Floating Rate Note	SEK	Swedish Krona
GBP	Great British Pound	SGD	Singapore Dollar
GNMA	Government National Mortgage Association	TBA	To Be Announced
HKD	Hong Kong Dollar	TRAINS	Targeted Return Index Securities Trust

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)

The following table shows the percent of total investments (excluding equity positions, collateral from securities on loan and segregated cash and cash equivalents) by credit quality based on Moody’s and Standard & Poor’s ratings as of October 31, 2006:

AAA	49.1%
AA	4.4%
A	7.9%
BBB	3.4%
BB	11.4%
B	19.3%
CCC	4.4%
Less than CCC	0.1%

100.0%

The following table shows the percent of total investments (excluding equity positions, collateral from securities on loan and segregated cash and cash equivalents) based on effective maturity as of October 31, 2006:

Less than 1 year	5.6%
1 to 3 year(s)	7.3%
3 to 5 years	17.9%
5 to 10 years	51.1%
10 to 20 years	8.9%
Greater than 30 years	9.2%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2006 (unaudited)

Assets
Investments in securities, at value (cost $375,490,714) including $30,638,874 of securities loaned	$380,032,720
Investments in affiliated money market fund, at value (cost $1,174,827)	1,174,827

Total investments	381,207,547
Cash	669,892
Foreign currency, at value (cost $609,386)	600,191
Receivable for securities sold	526,200
Receivable for Fund shares sold	154,432
Receivable for closed forward foreign currency exchange contracts	58,750
Interest receivable	5,231,536
Unrealized gains on forward foreign currency exchange contracts	798
Receivable for securities lending income	9,153
Prepaid expenses and other assets	50,703

Total assets	388,509,202

Liabilities
Dividends payable	461,740
Payable for securities purchased	33,395,816
Payable for Fund shares redeemed	1,058,690
Payable for closed forward foreign currency exchange contracts	217,828
Unrealized losses on forward foreign currency exchange contracts	679,009
Payable for securities on loan	31,163,770
Advisory fee payable	2,516
Due to other related parties	1,243
Accrued expenses and other liabilities	66,344

Total liabilities	61,046,956

Net assets	$321,462,246

Net assets represented by
Paid-in capital	$371,879,945
Undistributed net investment income	1,578,126
Accumulated net realized losses on investments	(55,879,581)
Net unrealized gains on investments	3,883,756

Total net assets	$321,462,246

Net assets consists of
Class A	$181,360,329
Class B	61,657,004
Class C	59,149,836
Class I	19,295,077

Total net assets	$321,462,246

Shares outstanding (unlimited number of shares authorized)
Class A	28,796,189
Class B	9,758,934
Class C	9,378,345
Class I	3,113,412

Net asset value per share
Class A	$6.30
Class A — Offering price (based on sales charge of 4.75%)	$6.61
Class B	$6.32
Class C	$6.31
Class I	$6.20

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2006 (unaudited)

Investment income
Interest (net of foreign withholding taxes of $12,126)	$10,449,514
Income from affiliate	321,300
Securities lending	57,802

Total investment income	10,828,616

Expenses
Advisory fee	757,886
Distribution Plan expenses
Class A	287,875
Class B	330,348
Class C	311,892
Administrative services fee	169,558
Transfer agent fees	386,591
Trustees’ fees and expenses	7,172
Printing and postage expenses	28,524
Custodian and accounting fees	99,535
Registration and filing fees	35,506
Professional fees	15,598
Other	17,615

Total expenses	2,448,100
Less: Expense reductions	(14,481)
Expense reimbursements	(26,907)

Net expenses	2,406,712

Net investment income	8,421,904

Net realized and unrealized gains or losses on investments
Net realized losses on:
Securities	(970,027)
Foreign currency related transactions	(3,649,966)

Net realized losses on investments	(4,619,993)
Net change in unrealized gains or losses on investments	3,043,691

Net realized and unrealized gains or losses on investments	(1,576,302)

Net increase in net assets resulting from operations	$6,845,602

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2006		Year Ended
	(unaudited)		April 30, 2006

Operations
Net investment income		$8,421,904		$16,841,934
Net realized losses on investments		(4,619,993)		(2,684,856)
Net change in unrealized gains or losses
on investments		3,043,691		(9,450,598)

Net increase in net assets resulting from
operations		6,845,602		4,706,480

Distributions to shareholders from
Net investment income
Class A		(4,967,952)		(10,259,354)
Class B		(1,474,801)		(3,600,563)
Class C		(1,393,431)		(3,058,183)
Class I		(547,916)		(1,005,662)

Total distributions to shareholders		(8,384,100)		(17,923,762)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,368,719	8,552,194	5,909,652	38,042,740
Class B	387,805	2,450,436	1,455,763	9,426,705
Class C	523,775	3,278,654	1,747,244	11,243,339
Class I	219,365	1,351,710	1,006,362	6,306,547

		15,632,994		65,019,331

Net asset value of shares issued in
reinvestment of distributions
Class A	573,977	3,592,657	1,157,135	7,418,556
Class B	128,389	806,210	316,069	2,034,399
Class C	120,505	755,509	254,695	1,636,184
Class I	41,488	255,542	70,747	446,231

		5,409,918		11,535,370

Automatic conversion of Class B shares
to Class A shares
Class A	596,029	3,737,200	1,206,997	7,694,908
Class B	(594,133)	(3,737,200)	(1,203,221)	(7,694,908)

		0		0

Payment for shares redeemed
Class A	(5,305,667)	(33,177,267)	(9,585,798)	(61,312,812)
Class B	(1,497,779)	(9,394,958)	(4,319,432)	(27,783,628)
Class C	(1,584,711)	(9,917,246)	(3,838,291)	(24,601,769)
Class I	(431,026)	(2,659,075)	(780,011)	(4,915,699)

		(55,148,546)		(118,613,908)

Net decrease in net assets resulting
from capital share transactions		(34,105,634)		(42,059,207)

Total decrease in net assets		(35,644,132)		(55,276,489)
Net assets
Beginning of period		357,106,378		412,382,867

End of period	$ 321,462,246		$ 357,106,378

Undistributed net investment income	$ 1,578,126		$ 2,095,367

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Strategic Income Fund (the “Fund”) is a diversified series of Evergreen Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

d. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

e. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

f. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the coun-terparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

g. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

h. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

i. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

j. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid a fee at an annual rate of 2% of the Fund’s gross investment income plus an amount determined by applying percentage rates to the aggregate average daily net assets of the Fund and its variable annuity counterpart, Evergreen VA Strategic Income Fund, starting at 0.31% and declining to 0.16% as the aggregate average daily net assets increase.

Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the fixed income portion of the Fund and is paid by EIMC for its services to the Fund.

First International Advisors, Inc. d/b/a Evergreen International Advisors (“FIA”), an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended October 31, 2006, EIMC reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $26,907.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended October 31, 2006, the transfer agent fees were equivalent to an annual rate of 0.23% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended October 31, 2006, EIS received $5,578 from the sale of Class A shares and $93,757 and $1,497 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities and mortgage dollar roll transactions) were as follows for the six months ended October 31, 2006:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$82,013,602	$132,359,455	$88,936,073	$127,092,273

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

During the six months ended October 31, 2006, the Fund loaned securities to certain brokers. At October 31, 2006, the value of securities on loan and the value of collateral amounted to $30,638,874 and $31,163,770, respectively.

At October 31, 2006, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange	Contracts	U.S. Value at	In Exchange	U.S. Value at	Unrealized
Date	to Receive	October 31, 2006	for	October 31, 2006	Gain (Loss)

11/30/2006	670,087,000 JPY	$ 5,756,636	41,489,400 SEK	$ 5,756,380	$256
11/30/2006	35,539,000 JPY	305,311	2,196,640 SEK	304,769	542
12/21/2006	1,137,264,000 JPY	9,798,124	57,328,998 DKK	9,840,076	(41,952)
12/27/2006	1,580,000,000 JPY	13,623,693	7,220,019 GBP	13,776,438	(152,745)

Forward Foreign Currency Exchange Contracts to Sell:

Exchange	Contracts	U.S. Value at	In Exchange	Unrealized
Date	to Deliver	October 31, 2006	for U.S. $	Loss

01/11/2007	16,000,000 AUD	$ 12,368,792	$ 11,884,480	$ 484,312

On October 31, 2006, the aggregate cost of securities for federal income tax purposes was $376,665,541. The gross unrealized appreciation and depreciation on securities based on tax cost was $7,315,830 and $2,773,824, respectively, with a net unrealized appreciation of $4,542,006.

As of April 30, 2006, the Fund had $48,358,708 in capital loss carryovers for federal income tax purposes with $6,306,504 expiring in 2008, $14,759,243 expiring in 2009 and $27,292,961 expiring in 2010.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of April 30, 2006, the Fund incurred and elected to defer post-October losses of $2,493,273.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended October 31, 2006, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% . During the six months ended October 31, 2006, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT

ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreements. In September 2006, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund, of FIA or of EIMC, approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen Strategic Income Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

Effective October 1, 2006, certain advisory personnel of EIMC were consolidated at TAG. In connection with the consolidation, the Board of Trustees approved a sub-advisory agreement with TAG. In approving that contract, the Trustees considered the factors described below, that the services previously provided by EIMC to the Fund would be provided by EIMC and TAG going forward, and that there would be no related change in the personnel managing the Fund or in the advisory fees paid by the Fund.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreements. The review process began at the time of the last advisory contract-renewal process in September 2005. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2005.

In spring 2006, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s

ADDITIONAL INFORMATION (unaudited) continued

requests and the information provided by Lipper. In certain instances, the Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding brokerage practices of the funds, information regarding closed-end fund discounts to net asset value, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met in person with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreements as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC and FIA, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds, FIA and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC and FIA. The Trustees considered the rates at which the funds pay investment advisory fees, the total expense ratios of the funds, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Lipper showed the fees paid by each fund and each fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the

ADDITIONAL INFORMATION (unaudited) continued

investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

Where EIMC or its affiliates provide to other clients advisory services that are comparable to the advisory services provided to a fund, the Trustees considered information regarding the rates at which those other clients pay advisory fees. Fees charged by EIMC to those other clients were generally lower than those charged to the funds. EIMC explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds greatly exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of other accounts managed by EIMC and its affiliates.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC and noted that the funds’ transfer agent had received Dalbar’s Mutual Fund Service Award for services provided to shareholders and Dalbar’s Financial Intermediary Service Quality Evaluation Award for services to broker-dealer representatives on a post-sale support basis. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of the funds had recently declined, or were expected to in the near future.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds (other than the closed-end funds) and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC, FIA and EIMC’s affiliates provide a comprehensive investment management service to the fund. They noted that EIMC and FIA formulate and implement an investment program for the fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of each fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally.

ADDITIONAL INFORMATION (unaudited) continued

On the basis of these factors, they determined that the nature and scope of the services provided by EIMC and FIA were consistent with their respective duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. They noted that recent enhancements to those functions appeared generally appropriate, but considered that the enhancement process is an on-going one and that they would continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC and FIA, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

The Trustees noted that the Fund experienced relative underperformance for the one- and three-year periods ended May 31, 2006. The Trustees noted that the Fund’s longer-term performance remained favorable and that EIMC had represented that it had improved the Fund’s asset allocation process and strengthened the Fund’s analyst support in the emerging markets sector. The Trustees also noted that EIMC represented that it remained confident in the Fund’s investment approach and its newly appointed management team.

EIMC noted to the Trustees that EIMC’s high-yield portfolio management team responsible for managing the Fund’s high-yield investments had generally maintained a relatively high-quality bias in that asset class. EIMC reported to the Trustees that, in recent periods, portfolios with a high-quality bias had generally underperformed other investment products investing in lower-quality issuers, contributing to the Fund’s relative underperformance.

In the course of the Trustees’ review of advisory arrangements for the various funds managed exclusively or in part by the high-yield team at EIMC, representatives of EIMC noted that a number of members of the team had recently resigned from EIMC. Representatives of EIMC described the steps that EIMC had taken to continue effective management of the affected funds without interruption, including the steps taken to ensure additional members of the team would be retained and the appointment of a principal portfolio manager of the team with substantial experience in the high-yield space. The Trustees determined that the steps EIMC had taken to

ADDITIONAL INFORMATION (unaudited) continued

date appeared appropriate under the circumstances and approved the continuation of the various advisory agreements in question with the understanding that they would evaluate carefully the capabilities and performance of the high yield team going forward and following the hiring of the additional personnel.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s advisory fees and/or its total expense ratio were higher than many or most other funds in the same Lipper peer group. However, in each case, the Trustees determined that the level of fees was not such as to prevent the continuation of the advisory agreement.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

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TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton*	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris[2]	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications); Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[5]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Ms. Norris’ information is as of July 1, 2006, the effective date of her trusteeship.

3 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

4 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

5 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

* Shirley L. Fulton served as Trustee through November 20, 2006.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

564358 rv4 12/2006

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Fixed Income Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: December 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: December 26, 2006

By: ________________________
Kasey Phillips
Principal Financial Officer

Date: December 26, 2006